REGISTRATION STATEMENT NO. 333-109612
                                                                       811-21220

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13

                                   ----------

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                     PART A

                                   PROSPECTUS

                  TRAVELERS LIFE & ANNUITY SCUDDER ADVOCATE TL4
                          VARIABLE ANNUITY PROSPECTUS:
                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

This prospectus describes TRAVELERS LIFE & ANNUITY SCUDDER ADVOCATE TL4 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS                                      SCUDDER VARIABLE SERIES II (CONTINUED)
   AIM V.I. Utilities Fund(1)                                        Scudder Income & Growth Strategy Portfolio -- Class B
CREDIT SUISSE TRUST                                                  Scudder International Select Equity Portfolio -- Class B
   Credit Suisse Trust Emerging Market Portfolio                     Scudder Large Cap Value Portfolio -- Class B
   Credit Suisse Trust Global Small Cap Portfolio(2)                 Scudder Mercury Large Cap Core Portfolio
DREYFUS INVESTMENT PORTFOLIO                                         Scudder Money Market Portfolio -- Class B
   Dreyfus MidCap Stock Portfolio -- Service Shares                  Scudder Small Cap Growth Portfolio - Class B
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                       Scudder Strategic Income Portfolio -- Class B
   Dreyfus Socially Responsible Growth Fund, Inc. --                 Scudder Technology Growth Portfolio -- Class B
     Service Shares                                                  Scudder Templeton Foreign Value Portfolio
SCUDDER INVESTMENT VIT FUNDS                                         Scudder Total Return Portfolio -- Class B
   Scudder Real Estate Securities Portfolio -- Class B               SVS Davis Venture Value Portfolio -- Class B
SCUDDER VARIABLE SERIES I                                            SVS Dreman Financial Services Portfolio -- Class B
   Capital Growth Portfolio -- Class B                               SVS Dreman High Return Equity Portfolio -- Class B
   Global Discovery Portfolio -- Class B                             SVS Dreman Small Cap Value Portfolio -- Class B
   Growth and Income Portfolio -- Class B                            SVS Index 500 Portfolio -- Class B
   Health Sciences Portfolio -- Class B                              SVS INVESCO Dynamic Growth Portfolio -- Class B
   International Portfolio -- Class B                                SVS Janus Growth And Income Portfolio -- Class B
   Scudder Bond Portfolio -- Class B                                 SVS Janus Growth Opportunities Portfolio -- Class B
SCUDDER VARIABLE SERIES II                                           SVS MFS Strategic Value Portfolio -- Class B
   Scudder Aggressive Growth Portfolio -- Class B                    SVS Oak Strategic Equity Portfolio -- Class B
   Scudder Blue Chip Portfolio -- Class B                            SVS Turner Mid Cap Growth Portfolio -- Class B
   Scudder Conservative Income Strategy Portfolio -- Class B      THE ALGER AMERICAN FUND
   Scudder Fixed Income Portfolio -- Class B                         Alger American Balanced Portfolio -- Class S Shares
   Scudder Global Blue Chip Portfolio -- Class B                     Alger American Leveraged AllCap Portfolio -- Class S Shares
   Scudder Government & Agency Securities Portfolio -- Class B
   Scudder Growth & Income Strategy Portfolio -- Class B
   Scudder Growth Strategy Portfolio -- Class B
   Scudder High Income Portfolio -- Class B

--------------
(1)  Formerly INVESCO VIF -- Utilities Fund                       (2)  Formerly Credit Suisse Trust Global Post-Venture Capital
                                                                       Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.............................................      3     The Annuity Period...................................    47
Summary..............................................      5        Maturity Date.....................................    47
Fee Table............................................      9        Allocation of Annuity.............................    48
Condensed Financial Information......................     15        Variable Annuity..................................    48
The Annuity Contract.................................     15        Fixed Annuity.....................................    48
   Contract Owner Inquiries..........................     16     Payment Options......................................    49
   Purchase Payments.................................     16        Election of Options...............................    49
   Accumulation Units................................     16        Annuity Options...................................    49
   The Variable Funding Options......................     17        Variable Liquidity Benefit........................    49
The Fixed Account....................................     23     Miscellaneous Contract Provisions....................    50
Charges and Deductions...............................     23        Right to Return...................................    50
   General...........................................     23        Termination.......................................    50
   Withdrawal Charge.................................     24        Required Reports..................................    50
   Free Withdrawal Allowance.........................     25        Suspension of Payments............................    50
   Transfer Charge...................................     25     The Separate Accounts................................    51
   Administrative Charges............................     25        Performance Information...........................    51
   Mortality and Expense Risk Charge.................     25     Federal Tax Considerations...............................52
   Enhanced Stepped-Up Provision Charge..............     25        General Taxation of Annuities.........................52
   Guaranteed Minimum Withdrawal                                    Types of Contracts: Qualified and
     Benefit Charge..................................     26          Non-qualified.......................................52
   Guaranteed Minimum Accumulation                                  Qualified Annuity Contracts...........................52
    Benefit Charge...................................     26          Taxation of Qualified Annuity Contracts.............52
   Variable Liquidity Benefit Charge.................     26          Mandatory Distributions for
   Variable Funding Option Expenses..................     26            Qualified Plans...................................52
   Premium Tax.......................................     26        Non-qualified Annuity Contracts.......................53
   Changes in Taxes Based upon Premium                                Diversification Requirements for
     or Value........................................     26            Variable Annuities................................54
Transfers............................................     26          Ownership of the Investments........................54
   Dollar Cost Averaging.............................     28          Taxation of Death Benefit Proceeds..................54
Access to Your Money.................................     29        Other Tax Considerations..............................54
   Systematic Withdrawals............................     29          Treatment of Charges for Optional
Ownership Provisions.................................     30            Benefits..........................................54
   Types of Ownership................................     30          Penalty Tax for Premature Distribution..............54
     Contract Owner..................................     30          Puerto Rico Tax Considerations......................54
     Beneficiary.....................................     30          Non-Resident Aliens.................................55
     Annuitant.......................................     30     Other Information....................................    55
Death Benefit........................................     31        The Insurance Companies...........................    55
   Death Proceeds before the Maturity Date...........     31        Financial Statements..............................    56
   Enhanced Stepped-Up Provision.....................     33        Distribution of Variable Annuity Contracts........    56
   Payment of Proceeds...............................     33        Conformity with State and Federal Laws............    57
   Spousal Contract Continuance......................     35        Voting Rights.....................................    58
   Beneficiary Contract Continuance..................     35        Restrictions on Financial Transactions............    58
   Planned Death Benefit.............................     36        Legal Proceedings and Opinions....................    58
   Death Proceeds after Maturity Date................     36     Appendix A: The Fixed Account .......................   A-1
 Living Benefits.......................................   36     Appendix B: Contents of the Statement of
   Guaranteed Minimum Withdrawal Benefit...............   36        Additional Information............................   B-1
   Guaranteed Minimum Accumulation Benefit.............   42

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
         TRAVELERS LIFE & ANNUITY SCUDDER ADVOCATE TL4 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors TIC Variable Annuity Separate Account 2002. The Travelers Life and Annuity Company sponsors TLAC Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either TIC Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       O GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments made within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, taking withdrawals from, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, take withdrawals from the Contract, surrender the Contract, or transfer Contract Value between Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..................................        6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE...................................         $10(2
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE..................        6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............        $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

                         YEARS SINCE PURCHASE                   WITHDRAWAL
                             PAYMENT MADE                         CHARGE
            --------------------------------------------    --------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years                1 year                  6%
                     1 year                 2 years                 5%
                     2 years                3 years                 4%
                     3 years                4 years                 3%
                    4+ years                                        0%

(2)    We currently do not assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

                     YEARS SINCE INITIAL PURCHASE               WITHDRAWAL
                             PAYMENT MADE                         CHARGE
            ---------------------------------------------   --------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
                      0 years                1 year                 6%
                      1 year                2 years                 5%
                      2 years               3 years                 4%
                      3 years               4 years                 3%
                     4+ years                                       0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                              DEFERRED ANNUAL STEP-UP
                                                                   DEATH BENEFIT           ANNUAL STEP-UP          ROLL-UP
                                                                   ("STANDARD")            DEATH BENEFIT        DEATH BENEFIT
                                                             --------------------------  -------------------  ------------------
Mortality and Expense Risk Charge..........................            1.60%                    1.70%               1.90%
Administrative Expense Charge..............................            0.15%                    0.15%               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED..........................................            1.75%                    1.85%               2.05%
Optional E.S.P. Charge.....................................            0.20%                    0.20%               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...................................................            1.95%                    2.05%               2.25%
Optional GMAB Charge.......................................            0.40%                    0.40%               0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...................................................            2.15%                    2.25%               2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)................................................            2.35%                    2.45%               2.65%
Optional GMWB I Charge.....................................            0.40%(6)                 0.40%(6)            0.40%(6)
Optional GMWB II Charge....................................            0.50%(6)                 0.50%(6)            0.50%(6)
Optional GMWB III Charge...................................            0.25%                    0.25%               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED...................................................            2.15%                    2.25%               2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED...................................................            2.25%                    2.35%               2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED...................................................            2.00%                    2.10%               2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED.................................................            2.35%                    2.45%               2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED................................................            2.45%                    2.55%               2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED...............................................            2.20%                    2.30%               2.50%

----------------
(5)    GMAB and GMWB cannot both be elected.

(6)    The maximum charge for GMWB I and GMWB II is 1.00%.

VARIABLE FUNDING OPTION EXPENSES:

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.67%                          1.88%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                              DISTRIBUTION                              CONTRACTUAL FEE       NET TOTAL
                                                 AND/OR                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------                ----------   ---------------   --------   ------------  ---------------       ---------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund..      0.60%             --          0.41%        1.01%              --               1.01%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio..............      1.25%             --          0.44%        1.69%              --                  --(1), (10)
   Credit Suisse Trust
     Global Small Cap
     Portfolio..............      1.25%             --          0.32%        1.57%              --                  --(1), (10)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares*................      0.75%           0.25%         0.03%        1.03%            0.03%              1.00%(2)
DREYFUS SOCIALLY
   RESPONSIBLE GROWTH FUND,
   INC.
   Dreyfus Socially
     Responsible Growth
     Fund, Inc. -- Service
     Shares*................      0.75%           0.25%         0.06%        1.06%              --               1.06%
SCUDDER INVESTMENT VIT FUNDS
   Scudder Real Estate
     Securities Portfolio --
     Class B*...............      0.90%           0.25%         0.52%        1.67%            0.17%              1.50%(3)
SCUDDER VARIABLE SERIES I
   Capital Growth Portfolio
     -- Class B*.............     0.47%           0.25%         0.16%        0.88%              --               0.88%(4)
   Global Discovery
     Portfolio -- Class B*...     0.98%           0.25%         0.29%        1.52%            0.28%              1.24%(4)
   Growth and Income
     Portfolio -- Class B*...     0.48%           0.25%         0.16%        0.89%              --               0.89%(4)
   Health Sciences
     Portfolio -- Class B*...     0.75%           0.25%         0.27%        1.27%              --               1.27%(4)
   International Portfolio
     -- Class B*.............     0.87%           0.25%         0.26%        1.38%            0.01%              1.37%(4)
   Scudder Bond Portfolio --
     Class B*...............      0.48%           0.25%         0.22%        0.95%              --               0.95%(5)
SCUDDER VARIABLE SERIES II
   Scudder Aggressive
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.41%        1.41%            0.06%              1.35%(8)
   Scudder Blue Chip
     Portfolio -- Class B*...     0.65%           0.25%         0.18%        1.08%              --               1.08%(8)
   Scudder Conservative
     Income Strategy
     Portfolio -- Class B*...     0.15%           0.25%         0.41%        0.81%            0.06%              0.75%(6),(8)
   Scudder Fixed Income
     Portfolio -- Class B*...     0.60%           0.25%         0.18%        1.03%              --               1.03%(8)
   Scudder Global Blue Chip
     Portfolio -- Class B*...     1.00%           0.25%         0.59%        1.84%              --               1.84%(8)

                                              DISTRIBUTION                              CONTRACTUAL FEE       NET TOTAL
                                                 AND/OR                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------                ----------   ---------------   --------   ------------  ---------------       ---------
   Scudder Government &           0.55%           0.25%         0.20%        1.00%              --               1.00%
     Agency Securities
     Portfolio -- Class B*...
   Scudder Growth & Income
     Strategy Portfolio --
     Class B*...............      0.15%           0.25%         0.41%        0.81%            0.06%              0.75%(6),(8)
   Scudder Growth Strategy
     Portfolio -- Class B*...     0.15%           0.25%         0.41%        0.81%            0.06%              0.75%(6),(8)
   Scudder High Income
     Portfolio -- Class B*...     0.60%           0.25%         0.21%        1.06%              --               1.06%
   Scudder Income & Growth
     Strategy Portfolio --
     Class B*...............      0.15%           0.25%         0.41%        0.81%            0.06%              0.75%(6)
   Scudder International
     Select Equity
     Portfolio -- Class B*...     0.75%           0.25%         0.28%        1.28%              --               1.28%
   Scudder Large Cap Value
     Portfolio -- Class B*...     0.75%           0.25%         0.18%        1.18%              --               1.18%(8)
   Scudder Mercury Large
     Cap Core Portfolio*....      0.90%           0.25%         0.35%        1.50%            0.30%              1.20%(7),(8)
   Scudder Money Market
     Portfolio -- Class B*...     0.49%           0.25%         0.17%        0.91%              --               0.91%
   Scudder Small Cap Growth
     Portfolio -- Class B*...     0.65%           0.25%         0.20%        1.10%              --               1.10%
   Scudder Strategic Income
     Portfolio -- Class B*...     0.65%           0.25%         0.32%        1.22%              --               1.22%(8)
   Scudder Technology
     Growth Portfolio --
     Class B*...............      0.75%           0.25%         0.22%        1.22%              --               1.22%(8)
   Scudder Templeton
     Foreign Value
     Portfolio*.............      0.95%           0.25%         0.40%        1.60%            0.26%              1.34%(7),(8)
   Scudder Total Return
     Portfolio -- Class B*...     0.55%           0.25%         0.17%        0.97%              --               0.97%
   SVS Davis Venture Value
     Portfolio -- Class B*...     0.95%           0.25%         0.24%        1.44%              --               1.44%(8)
   SVS Dreman Financial
     Services Portfolio --
     Class B*...............      0.75%           0.25%         0.22%        1.22%              --               1.22%(8)
   SVS Dreman High Return
     Equity Portfolio --
     Class B*...............      0.73%           0.25%         0.18%        1.16%              --               1.16%(8)
   SVS Dreman Small Cap
     Value Portfolio --
     Class B*...............      0.75%           0.25%         0.16%        1.16%              --               1.16%(8)
   SVS Index 500 Portfolio
     -- Class B*.............     0.20%           0.25%         0.22%        0.67%            0.04%              0.63%(8),(9)
   SVS INVESCO Dynamic
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.63%        1.88%            0.18%              1.70%(8)
   SVS Janus Growth And
     Income Portfolio --
     Class B*...............      0.75%           0.25%         0.24%        1.24%              --               1.24%(8)
   SVS Janus Growth
     Opportunities
     Portfolio -- Class B*...     0.75%           0.25%         0.25%        1.25%              --               1.25%(8)
   SVS MFS Strategic Value
     Portfolio -- Class B*...     0.95%           0.25%         0.59%        1.79%            0.24%              1.55%(8)
   SVS Oak Strategic Equity
     Portfolio -- Class B*...     0.95%           0.25%         0.29%        1.49%              --               1.49%(8)
   SVS Turner Mid Cap
     Growth Portfolio --
     Class B*...............      1.00%           0.25%         0.31%        1.56%             --                1.56%(8)


                                              DISTRIBUTION                              CONTRACTUAL FEE       NET TOTAL
                                                 AND/OR                   TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES         EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
----------------                ----------   ---------------   --------   ------------  ---------------       ---------
THE ALGER AMERICAN FUND
   Alger American Balanced
     Portfolio -- Class S
     Shares*................      0.75%           0.25%         0.12%        1.12%             --                1.12%
   Alger American Leveraged
     AllCap Portfolio --
     Class S Shares*........      0.85%           0.25%         0.12%        1.22%             --                1.22%

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES
(1) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed of 1.00%.

(3) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.50% for Class B shares.

(4) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: Scudder Capital Growth (1.08%), Scudder Global Discovery (1.24%), Scudder Growth and Income (1.09%), Scudder International (1.37%), Scudder 21st Century Growth (1.25%) and Scudder Health Sciences (1.35%).

(5)    Estimated since no Class B shares were issued as of December 31, 2004.

(6) Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different. This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.

(7) Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different.

(8) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for the class B shares: SVS MFS Strategic Value (1.55%), SVS Invesco Dynamic Growth (1.70%), SVS Turner Mid Cap Growth (1.70%), SVS Oak Strategic Equity (1.55%), SVS Davis Venture Value (1.55%), SVS Dreman High Return Equity (1.27%), SVS Focus Value+Growth (1.24%), SVS Eagle Focused Large Cap Growth (1.55%), SVS Dreman Financial Services (1.39% ), SVS Janus Growth Opportunities (1.55%), SVS Janus Growth and Income (1.55%), Scudder Aggressive Growth (1.35%), Scudder Technology Growth (1.35%), Scudder Large Cap Value (1.20%), SVS Dreman Small Cap Value (1.24%), Scudder Fixed Income (1.20%), Scudder Strategic Income (1.30%), Scudder Blue Chip (1.35%), SVS Index 500 (0.627%), and Scudder Global Blue Chip (1.96%), Scudder Conservative Income Strategy (0.75%), Scudder Growth & Income Strategy (0.75%), Scudder Growth Strategy (0.75%), Scudder Income & Growth Strategy (0.75%), Scudder Templeton Foreign Value (1.34%) and Scudder Mercury Large Cap Core (1.20%).

(9) Management fees have been restated to reflect the new fee schedule effective October 31, 2004.

(10) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                            VOLUNTARY FEE
                                                                            WAIVER AND/OR
                                                                               EXPENSE              NET TOTAL ANNUAL
FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
----------------                                                       ------------------------  ------------------------
Credit Suisse Trust Emerging Market Portfolio......................             0.29%                     1.40%
Credit Suisse Trust Global Small Cap Portfolio.....................             0.17%                     1.40%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and a GMWB rider cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                           -------  --------- --------- ---------- -------- ---------- --------- ----------
Underlying Fund with Minimum Total
   Annual Operating Expenses...........   1114      1940      2563       5108      514       1540      2563       5108
Underlying Fund with Maximum Total
   Annual Operating Expenses...........    996      1599      2021       4151      396       1199      2021       4151

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                           -------  --------- --------- ---------- -------- ---------- --------- ----------
Underlying Fund with Minimum Total
   Annual Operating Expenses...........   1056      1773      2298       4650      456       1373      2298       4650
Underlying Fund with Maximum Total
   Annual Operating Expenses...........    936      1426      1738       3626      336       1026      1738       3626

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                           -------  --------- --------- ---------- -------- ---------- --------- ----------
Underlying Fund with Minimum Total
   Annual Operating Expenses...........   1065      1801       2343       4728      465       1401       2343       4728
Underlying Fund with Maximum Total
   Annual Operating Expenses...........    946      1455       1786       3716      346       1055       1786       3716

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                           -------  --------- --------- ---------- -------- ---------- --------- ----------
Underlying Fund with Minimum Total
   Annual Operating Expenses...........   1041      1730       2231       4530      441       1330       2231       4530
Underlying Fund with Maximum Total
   Annual Operating Expenses...........    921      1382       1666       3489      321        982       1666       3489

EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                           -------  --------- --------- ---------- -------- ---------- --------- ----------
Underlying Fund with Minimum Total
   Annual Operating Expenses...........   1056      1773      2298       4650      456       1373      2298       4650
Underlying Fund with Maximum Total
   Annual Operating Expenses...........    936      1426      1738       3626      336       1026      1738       3626

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

There is no Condensed Financial Information because, as of December 31, 2004, the Variable Funding Options available under this Contract had not yet commenced operation.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Scudder L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us. This product is available to owners and Annuitants under the age of 75 on the Contract Date.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Deferred Annual Step Up Death Benefit
      (Standard Death Benefit)                                                     75
      Annual Step Up Death Benefit                                                 80
      5% Roll Up Death Benefit                                                     75
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund                 Seeks capital growth. Also seeks current     INVESCO Funds Group, Inc.
                                           income. The Fund normally invests in
                                           equity securities and equity-related
                                           instruments of companies engaged in
                                           the utilities-related industries.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging Market     Seeks long term growth of capital. The       Credit Suisse Asset Management, LLC
     Portfolio                             Fund normally invests in equity              Subadviser: Credit Suisse Asset
                                           securities of companies located in, or       Management Limited (U.K.),
                                           conducting a majority of their business,     (Australia)
                                           in emerging markets.

   Credit Suisse Trust Global Small        Seeks long-term growth of capital. The       Credit Suisse Asset Management, LLC
     Cap Portfolio                         Fund normally invests in equity              Subadviser: Credit Suisse Asset
                                           securities of post-venture-capital           Management Limited (U.K.),
                                           companies of any size from at least          (Australia)
                                           three countries, including the U.S.

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --       Seeks investment results that are            The Dreyfus Corporation
     Service Shares                        greater than the total return
                                           performance of publicly traded common
                                           stocks of medium-sized domestic
                                           companies in the aggregate, as
                                           represented by the S&P MidCap 400
                                           Index. The Fund normally invests in
                                           growth and value stocks of mid-size
                                           companies that are chosen through a
                                           disciplined investment process.

DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
   Dreyfus Socially Responsible Growth     Seeks capital growth with current income     The Dreyfus Corporation
     Fund, Inc. -- Service Shares          as a secondary objective. The Fund
                                           normally invests in the common stocks
                                           of companies that, in the opinion of
                                           the Fund's management, meet
                                           traditional investment standards and
                                           conduct their business in a manner
                                           that contributes to the enhancement
                                           of the quality of life in America.

SCUDDER INVESTMENT VIT FUNDS
   Scudder Real Estate Securities          This Portfolio is designed for investors     Deutsche Asset Management, Inc.
     Portfolio -- Class B                  interested in an investment that seeks
                                           long-term capital appreciation and
                                           current income through investment in
                                           real estate securities. The
                                           Portfolio's investment objectives are
                                           long-term capital appreciation and
                                           current income.
SCUDDER VARIABLE SERIES I
   Capital Growth Portfolio -- Class B     Seeks to maximize long-term capital          Deutsche Investment Management
                                           growth through a broad and flexible          Americas Inc.
                                           investment program. The portfolio
                                           invests at least 65% of total assets in
                                           common stocks of US companies. Although
                                           the portfolio can invest in companies of
                                           any size, it generally focuses on
                                           established companies that are similar
                                           in size in the S&P 500 Index or the
                                           Russell 1000 Growth Index.

   Global Discovery Portfolio -- Class B    Seeks above-average capital appreciation     Deutsche Investment Management
                                           over the long term. The portfolio            Americas Inc.
                                           invests at least 65% of total assets in
                                           common stocks and other equities of
                                           small companies throughout the world
                                           (companies with market values similar to
                                           the smallest 20% of the Citigroup Broad
                                           Market Index).

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
   Growth and Income Portfolio -- Class B  Seeks long-term growth of capital,           Deutsche Investment Management
                                           current income and growth of income. The     Americas Inc.
                                           portfolio invests at least 65% of
                                           total assets in equities, mainly
                                           common stocks. Although the portfolio
                                           can invest in companies of any size
                                           and from any country, it invests
                                           primarily in large US companies.

   Health Sciences Portfolio -- Class B    Under normal circumstances, the              Deutsche Investment Management
                                           portfolio seeks long-term growth of          Americas Inc.
                                           capital by investing at least 80% of
                                           total assets, plus the amount of any
                                           borrowings for investment purposes in
                                           common stocks in the health care sector.

   International Portfolio -- Class B      Seeks long-term growth of capital            Deutsche Investment Management
                                           primarily through diversified holdings       Americas Inc.
                                           of marketable foreign equity                 Subadviser: Deutsche Asset
                                           investments. The portfolio invests           Management Services Ltd.
                                           primarily in common stocks of
                                           established companies listed on foreign
                                           exchanges, which the portfolio
                                           management team believes have favorable
                                           characteristics.

   Scudder Bond Portfolio -- Class B       The portfolio seeks to provide a high        Deutsche Investment Management
                                           level of income consistent with a high       Americas Inc.
                                           quality portfolio of debt securities.        Subadviser: Deutsche Asset
                                           Under normal circumstances, the              Management Services Ltd.
                                           portfolio invests at least 80% of net
                                           assets, plus the amount of any
                                           borrowings for investment purposes, in
                                           bonds of any maturity.

SCUDDER VARIABLE SERIES II
   Scudder Aggressive Growth Portfolio     The portfolio seeks capital appreciation     Deutsche Investment Management
     -- Class B                            through the use of aggressive investment     Americas Inc.
                                           techniques. The portfolio normally
                                           invests at least 65% of total assets
                                           in equities -- mainly common stocks
                                           -- of U.S. companies.

   Scudder Blue Chip Portfolio -- Class B  Seeks growth of capital and income.          Deutsche Investment Management
                                           Under normal circumstances, the              Americas Inc.
                                           portfolio invests at least 80% of net
                                           assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in common stocks of large U.S.
                                           companies that are similar in size to
                                           companies in the S&P 500 Index and
                                           that the portfolio managers believe
                                           are "blue chip" companies.,

   Scudder Conservative Income             Seeks current income and secondarily         Deutsche Investment Management
     Strategy Portfolio -- Class B         long-term growth of capital. The Fund        Americas Inc.
                                           normally invests in other Scudder
                                           funds that invest across a range of
                                           asset classes, utilizing a wide
                                           variety of securities and investment
                                           styles. Additionally, the Fund
                                           directly invests in derivative
                                           securities and other alternative
                                           investments to manage risk and
                                           enhance return.

   Scudder Fixed Income Portfolio --       Seeks high current income. The portfolio     Deutsche Investment Management
     Class B                               invests for current income, not capital      Americas Inc.
                                           appreciation. Under normal
                                           circumstances, the portfolio invests
                                           at least 80% of its assets,
                                           determined at the time of purchase,
                                           in fixed income securities.

   Scudder Global Blue Chip Portfolio      Seeks long-term capital growth. Under        Deutsche Investment Management
     -- Class B                            normal circumstances, the portfolio          Americas Inc.
                                           invests at least 80% of net assets,
                                           plus the amount of any borrowings for
                                           investment purposes, in common stocks
                                           and other equities of companies
                                           throughout the world that the
                                           portfolio managers believe are "blue
                                           chip" companies.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
   Scudder Government & Agency             Seeks high current income consistent         Deutsche Investment Management
     Securities Portfolio -- Class B       with preservation of capital. Under          Americas Inc.
                                           normal circumstances, the portfolio
                                           invests at least 80% of net assets, plus
                                           the amount of any borrowings for
                                           investments purposes, in U.S. government
                                           securities and repurchase agreements of
                                           U.S. government securities.

   Scudder Growth & Income Strategy        Seeks a balance of long-term growth of       Deutsche Investment Management
     Portfolio -- Class B                  capital and current income with an           Americas Inc.
                                           emphasis on growth of capital. The
                                           Fund normally invests in other
                                           Scudder funds that invest across a
                                           range of asset classes, utilizing a
                                           wide variety of securities and
                                           investment styles. The portfolio will
                                           always invest in the share class of
                                           an underlying portfolio with the
                                           lowest fees and expenses.
                                           Additionally, the Fund directly
                                           invests in derivative securities and
                                           other alternative investments to
                                           manage risk and enhance returns.

   Scudder Growth Strategy Portfolio --    Seeks long-term growth of capital. The       Deutsche Investment Management
     Class B                               Fund normally invests in other Scudder       Americas Inc.
                                           funds that invest across a range of
                                           asset classes, utilizing a wide
                                           variety of securities and investment
                                           styles. The portfolio will always
                                           invest in the share class of an
                                           underlying portfolio with the lowest
                                           fees and expenses. Additionally, the
                                           Fund directly invests in derivative
                                           securities and other alternative
                                           investments to manage risk and
                                           enhance return.

   Scudder High Income Portfolio --        Seeks to provide a high level of current     Deutsche Investment Management
     Class B                               income. Under normal circumstances, the      Americas Inc.
                                           portfolio generally invests at least
                                           65% of net assets, plus the amount of
                                           any borrowings for investment
                                           purposes, in junk bonds, which are
                                           those rated below the fourth highest
                                           credit rating category (ie. Grade
                                           BB/Ba and below). The portfolio may
                                           invest up to 50% of total assets in
                                           bonds denominated in US dollars or
                                           foreign currencies from foreign
                                           issuers.

   Scudder Income & Growth Strategy        Seeks a balance of current income and        Deutsche Investment Management
     Portfolio -- Class B                  long-term growth of capital with an          Americas Inc.
                                           emphasis on current income. The Fund
                                           normally invests in other Scudder
                                           funds that invest across a range of
                                           asset classes, utilizing a wide
                                           variety of securities and investment
                                           styles. The portfolio will always
                                           invest in the share class of an
                                           underlying portfolio with the lowest
                                           fees and expenses. Additionally, the
                                           Fund directly invests in derivative
                                           securities and other alternative
                                           investments to manage risk and
                                           enhance returns.

   Scudder International Select Equity     Seeks capital appreciation. Under normal     Deutsche Investment Management
     Portfolio -- Class B                  circumstances, the portfolio invests at      Americas Inc.
                                           least 80% of its net assets, plus the        Subadviser: Deutsche Asset
                                           amount of any borrowing for investment       Management Investments Services Ltd.
                                           purposes, in equity securities and other
                                           securities with equity characteristics.

   Scudder Large Cap Value Portfolio --    Seeks a high rate of total return. Under     Deutsche Investment Management
     Class B                               normal circumstances, the portfolio          Americas Inc.
                                           invests at least 80% of net assets,
                                           plus the amount of any borrowings for
                                           investment purposes, in common stocks
                                           and other equity securities of large
                                           U.S. companies that are similar in
                                           size to the companies in the Russell
                                           1000 Value Index and that the
                                           portfolio managers believe are
                                           undervalued.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
   Scudder Mercury Large Cap Core          Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio                             portfolio seeks to achieve its objective     Americas Inc.
                                           by investing primarily in a diversified      Subadviser: Fund Asset Management
                                           portfolio of equity securities of            L.P.
                                           large-cap companies located in the US.
                                           Under normal circumstances, the
                                           portfolio seeks to achieve its
                                           objective by investing at least 80%
                                           of its net assets, plus any
                                           borrowings for investment purposes,
                                           in equity securities of large-cap
                                           companies the portfolio managers
                                           select from among those that are, at
                                           the time of purchase, included in the
                                           Russell 1000 Index.

   Scudder Money Market Portfolio --       Seeks maximum current income to the          Deutsche Investment Management
     Class B                               extent consistent with stability of          Americas Inc.
                                           principal. The portfolio invests
                                           exclusively in high-quality
                                           short-term securities, as well as
                                           repurchase agreements that are backed
                                           by high quality securities.

   Scudder Small Cap Growth Portfolio      Seeks maximum appreciation of investors'     Deutsche Investment Management
     -- Class B                            capital. Under normal circumstances, the     Americas Inc.
                                           portfolio invests at least 80% of net
                                           assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in small capitalization stocks
                                           similar in size to those compromising
                                           the Russell 2000 Index.

   Scudder Strategic Income Portfolio      Seeks high current income. The Fund          Deutsche Investment Management
     -- Class B                            normally invests in bonds issued by US       Americas Inc.
                                           and foreign corporations and governments.

   Scudder Technology Growth Portfolio     Seeks growth of capital. Under normal        Deutsche Investment Management
     -- Class B                            circumstances, the portfolio invests at      Americas Inc.
                                           least 80% of net assets, plus the
                                           amount of any borrowings for
                                           investment purposes, in common stocks
                                           of US companies in the technology
                                           sector.

   Scudder Templeton Foreign Value         Seeks long-term capital growth. Under        Deutsche Investment Management
     Portfolio                             normal market conditions, the portfolio      Americas Inc.
                                           invests mainly in the equity securities      Subadviser: Templeton Investment
                                           of companies located outside the US,         Counsel L.L.C.
                                           including emerging markets. The
                                           portfolio will invest, under normal
                                           circumstances, at least 80% of its net
                                           assets in "foreign securities," as
                                           defined by the portfolio managers, which
                                           may include emerging markets.

   Scudder Total Return Portfolio --       Seeks high total return, a combination       Deutsche Investment Management
     Class B                               of income and capital appreciation. The      Americas Inc.
                                           portfolio follows a flexible                 Subadviser: Deutsche Asset
                                           investment program, investing in a mix         Management Services Ltd.
                                           of growth stocks and bonds. The
                                           portfolio can buy many types of
                                           securities, among them common stocks,
                                           convertible securities, corporate
                                           bonds, US government bonds and
                                           mortgage- and asset-backed
                                           securities.

   SVS Davis Venture Value Portfolio --    Seeks growth of capital. The Fund            Deutsche Investment Management
     Class B                               normally invests in common stock of US       Americas Inc.
                                           companies with market capitalizations
                                           of Subadviser: Davis Selected at
                                           least $5 billion. Advisers, L.P.

   SVS Dreman Financial Services           Seeks to provide long-term capital           Deutsche Investment Management
     Portfolio -- Class B                  appreciation. Under normal                   Americas Inc.
                                           circumstances, the portfolio invests at      Subadviser: Dreman Value Management
                                           least 80% of net assets, plus the amount     L.L.C.
                                           of any borrowings for investment
                                           purposes, in equity securities (mainly
                                           common stocks) of financial services
                                           companies.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
   SVS Dreman High Return Equity           Seeks to achieve a high rate of total        Deutsche Investment Management
     Portfolio -- Class B                  return. Under normal circumstances, the      Americas Inc.
                                           portfolio invests at least 80% of net        Subadviser: Dreman Value Management
                                           assets, plus the amount of any               L.L.C.
                                           borrowings for investment purposes, in
                                           common stocks and other equity
                                           securities. The portfolio focuses on
                                           stocks of large US companies that are
                                           similar in size to the companies in the
                                           S&P 500 Index and that the portfolio
                                           managers believe are undervalued.

   SVS Dreman Small Cap Value              Seeks long-term capital appreciation.        Deutsche Investment Management
     Portfolio -- Class B                  Under normal circumstances, the              Americas Inc.
                                           portfolio invests at least 80% of net        Subadviser: Dreman Value Management
                                           assets, plus the amount of any               L.L.C.
                                           borrowings for investment purposes, in
                                           undervalued common stocks of small US
                                           companies, which the portfolio defines
                                           as companies that are similar in market
                                           value to those in the Russell 2000 Value
                                           Index.

   SVS Index 500 Portfolio -- Class B      Seeks returns that, before expenses,         Deutsche Investment Management
                                           correspond to the total return of US         Americas Inc.
                                           common stocks as represented by the S&P      Subadviser: Northern Trust
                                           500 Index. The portfolio seeks to match,     Investments, Inc.
                                           as closely as possible before expenses,
                                           the performance of the S&P 500 Index,
                                           which emphasizes stocks and securities
                                           of large US companies. It does this by
                                           investing, under normal circumstances,
                                           at least 80% of total assets, plus the
                                           amount of any borrowings for investment
                                           purposes, in common stocks and
                                           securities included in the S&P 500 Index.

   SVS INVESCO Dynamic Growth              Seeks long-term capital growth. The          Deutsche Investment Management
     Portfolio -- Class B                  portfolio normally invests at least 65%      Americas Inc.
                                           of its net assets in common stocks of        Subadviser: INVESCO Funds Group,
                                           mid-sized companies. The portfolio           Inc.
                                           considers a company to be a
                                           mid-capitalization company if it has a
                                           market capitalization, at the time of
                                           purchase, within the range of the
                                           largest and smallest capitalized
                                           companies included in the Russell MidCap
                                           Index during the most recent 11-month
                                           period (based on month-end data) plus
                                           the most recent data during the current
                                           month.

   SVS Janus Growth And Income             Seeks long-term capital growth and           Deutsche Investment Management
     Portfolio -- Class B                  current income. The portfolio may invest     Americas Inc.
                                           up to 75% of it total assets in
                                           equity Subadviser: Janus Capital
                                           securities selected primarily for
                                           their Management LLC growth potential
                                           and at least 25% of its total assets
                                           in securities the portfolio manager
                                           believes have income potential.

   SVS Janus Growth Opportunities          Seeks long-term growth of capital in a       Deutsche Investment Management
     Portfolio -- Class B                  manner consistent with the preservation      Americas Inc.
                                           of capital. The portfolio invests
                                           Subadviser: Janus Capital primarily
                                           in equity securities selected
                                           Management LLC for their growth
                                           potential.

   SVS MFS Strategic Value Portfolio --    Seeks to provide capital appreciation.       Deutsche Investment Management
     Class B                               The portfolio invests, under normal          Americas Inc.
                                           market conditions, at least 65% of its       Subadviser: Massachusetts Financial
                                           net assets in common stocks and related      Services
                                           securities, such as preferred stocks,
                                           convertible securities and depository
                                           receipts, of companies which the
                                           manager believes are undervalued in
                                           the market relative to their long
                                           term potential.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------   ------------------------------------------   -------------------------------------
   SVS Oak Strategic Equity Portfolio      Seeks long-term capital growth. Under        Deutsche Investment Management
     -- Class B                            normal circumstances, the portfolio          Americas Inc.
                                           invests at least 80% of net assets, plus     Subadviser: Oak Associates, Ltd.
                                           the amount of any borrowings for
                                           investment purposes, in equity
                                           securities. The portfolio invests
                                           primarily in common stocks of
                                           established US companies with large
                                           market capitalizations (in excess of $5
                                           billion).

   SVS Turner Mid Cap Growth Portfolio     Seeks capital appreciation. The              Deutsche Investment Management
     -- Class B                            portfolio pursues its objective by           Americas Inc.
                                           investing in common stocks and other         Subadviser: Turner Investment
                                           equity securities of US companies with       Partners, Inc.
                                           medium market capitalizations that the
                                           portfolio managers believe have strong
                                           earnings growth potential.

THE ALGER AMERICAN FUND
   Alger American Balanced Portfolio --    Seeks current income and long-term           Fred Alger Management, Inc.
     Class S Shares                        capital appreciation. The fund normally
                                           invests in stocks of companies with
                                           growth potential and in fixed-income
                                           securities, especially those which
                                           appear to have some potential for
                                           capital appreciation.

   Alger American Leveraged AllCap         Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S Shares           The Fund normally invests in equity
                                           securities of companies of any size,
                                           which demonstrate growth potential,
                                           and the Fund can leverage up to
                                           one-third of its total assets to buy
                                           additional securities.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix A for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
     --------------------------------------------- ----------------------
      GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years                1 year                 6%
              1 year                 2 years                5%
              2 years                3 years                4%
              3 years                4 years                3%
             4+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun, after the first Contract Year

       o   under the Managed Distribution Program, or

       o if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial Withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the Withdrawal Charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

               YEARS SINCE INITIAL PURCHASE               WITHDRAWAL
                       PAYMENT MADE                         CHARGE
       --------------------------------------------- ----------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years                1 year                 6%
                1 year                 2 years                5%
                2 years                3 years                4%
                3 years                4 years                3%
               4+ years                                       0%

Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:


       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below)*;
                                                           o  the Step-Up Value, if any, as described below
                                                           o  the Roll-Up Death Benefit Value (as described
                                                              below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below) or*
                                                           o  the Step-Up Value, if any, as described below, or
                                                           o  the Roll-Up Death Benefit Value (as described
                                                              below) on the Annuitant's 80th birthday, plus any
                                                              additional Purchase Payments and minus any
                                                              partial surrender reductions (as described below)
                                                              that occur after the Annuitant's 80th birthday.

 * If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b)  is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.").

(This provision is not available to a customer when either the Annuitant or Contract Owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
                                                                                                                 PAYOUT
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                        RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),      Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.
-------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),      Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                  or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive the distribution.
                                       estate.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                 Yes
NOT THE ANNUITANT)                     owner.
-------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),      Unless the beneficiary elects to        Yes
THE ANNUITANT)                         or if none, to the          continue the Contract rather than
                                       surviving joint owner.      receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The surviving joint         Unless the beneficiary elects to        Yes
ANNUITANT)                             owner.                      continue the Contract.
-------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The beneficiary (ies),      Unless the spouse elects to             Yes
THE ANNUITANT)                         or if none, to the          continue the Contract
                                       surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   receive the proceeds or to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),      Unless the beneficiary elects to        Yes
CONTRACT OWNER)                        or if none, to the          continue the Contract rather than
                                       Contract Owner's            receive a distribution.
                                       estate.
                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.
-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the Annuitant"
                                       above.

-------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS              The beneficiary (ies),                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                  Annuitant is
                                       Contract Owner.                                                     treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.
-------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
                                                                                                                 PAYOUT
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                        RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
-------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

----------------------------------------------------------------------------------------------------------------------------

NAME OF RIDER:                          GMWB I                          GMWB II                        GMWB III

----------------------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Guaranteed                      Guaranteed                   Guaranteed Income
                                   Income Solution                  Income Solution                 Solution Value
----------------------------------------------------------------------------------------------------------------------------

AVAILABILITY:                 Not available for purchase       Available on or after March     Available on or after March
                              on or after March 21, 2005,         21, 2005 if approved in        21, 2005 if approved in
                                 unless GMWB II is not                  your state                      your state
                                approved in your state
----------------------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                                GMWB I         GMWB II        GMWB III
                                                                            --------------  -------------  --------------
  If you make your first withdrawal BEFORE the 3rd anniversary after
  you purchase GMWB:...............................................            5% of RBB      5% of RBB       5% of RBB
  If you make your first withdrawal AFTER the 3rd anniversary after
  you purchase GMWB:...............................................           10% of RBB      10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X (1-
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=     88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
--------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
--------------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                o   a qualified retirement plan (Code Section 401),

                o   a tax-sheltered annuity (Code Section 403(b)),

                o   an individual retirement account (Code Sections 408(a)),

                o   an individual retirement annuity (Code Section 408(b)), or

                o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we also reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                   GMWB I                     GMWB II                    GMWB III
                                          -------------------------- --------------------------  -------------------------
     Current Annual Charge..............            0.40%                      0.50%                      0.25%
     Maximum Annual Charge After
     a Reset............................            1.00%                      1.00%                       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

  ------------------------------------------------------------------------------------------------------------------------
                                        GMWB I                         GMWB II                        GMWB III
  ------------------------------------------------------------------------------------------------------------------------
  AWB                        5% of RBB if first withdrawal  5% of RBB if first withdrawal            5% of RBB
                                before 3rd anniversary          before 3rd anniversary
                            10% of RBB if first withdrawal       10% of RBB if first
                                 after 3rd anniversary           withdrawal after 3rd
                                                                     anniversary
  ------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                          0.40%                          0.50%                          0.25%
  ------------------------------------------------------------------------------------------------------------------------
  RESET                                   Yes                            Yes                             No
  ------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                   No                      Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
  ------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                 No                             Yes                            Yes
  ------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                 No                             Yes                            Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
  ------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                 EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------------------------------------------------------------------------------------------------
                                       BASE CALCULATION                                     BASE CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

 (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

 (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                   EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT
                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE       CALCULATION                           PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                        EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------

                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (Scudder Conservative Income Strategy Portfolio, Scudder Income & Growth Strategy Portfolio, Scudder Growth & Income Strategy Portfolio, and Scudder Growth Strategy Portfolio) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.

                              PERMITTED SUBACCOUNTS

                   SCUDDER VARIABLE SERIES II
                   Scudder Conservative Income Strategy
                   Portfolio-Class B Scudder Income & Growth
                   Strategy Portfolio-Class B Scudder Growth &
                   Income Strategy Portfolio-Class B Scudder
                   Growth Strategy Portfolio-Class B Scudder
                   Money Market Portfolio-Class B

We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

REBALANCING: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

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

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002, respectively. Both TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment.

Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, Citigroup Inc. announced that it has agreed to sell its life insurance and annuity businesses to MetLife, Inc. The proposed sale would include TIC and TLAC, the insurance companies that issue the variable annuity contract described in this prospectus. The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company are located in the Statement of Additional Information. Since the Separate Accounts are newly established, there are no financial statements for this account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., Linsco/Private Ledger, and Merrill Lynch, Pierce, Fenner & Smith, Incorporated.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

WHOLESALER BROKER-DEALERS. The Company and TDLLC have entered into agreements with certain broker-dealers who receive compensation for providing services related to the wholesale distribution of the Contracts, in particular providing marketing support to the retail broker-dealer firms with which we enter into selling agreements.

SCUDDER DISTRIBUTORS, INC. The Company and TDLLC have entered into a distribution arrangement with Scudder Distributors, Inc. ("SDI") under which the Company and TDLLC pay SDI a fee of 1.0% of all Purchase Payments made under the Contracts for providing wholesale distribution support in relation to the Scudder Advocate line of products. The Scudder Advocate line of products feature portfolios of the Scudder Variable Series I and II as Variable Funding Options. Scudder Variable Series I and II are advised by Deutsche Investment Management Americas Inc. and are distributed by SDI, its affiliate. Scudder Variable Series I and II and SDI have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by SDI (based on average net assets of the Underlying Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

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

                                   APPENDIX A
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

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

                                   APPENDIX B
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Auditors
                        Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Life & Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19948S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19949S.

Name:
            --------------------------------------------------
Address:
            --------------------------------------------------

            --------------------------------------------------

L-23061                                                              May 2, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                              SCUDDER ADVOCATE-TL4

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY..............................................          2
PRINCIPAL UNDERWRITER..............................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................          2
VALUATION OF ASSETS................................................          3
FEDERAL TAX CONSIDERATIONS.........................................          4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................          7
CONDENSED FINANCIAL INFORMATION....................................          8
FINANCIAL STATEMENTS...............................................         F1

                              THE INSURANCE COMPANY

The Travelers Insurance Company ("TIC") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup, Inc. The Company's Home Office is located at One Cityplace, Hartford, CT 06103-3415.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Variable Annuity Separate Account 2002 (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

        UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY                         RETAINED BY TDLLC
------  ---------------------------------------   ----------------------------------
2004                   $ 132,410                                 $ 0
2003                   $  73,223                                 $ 0
2002                   $  88,393                                 $ 0

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b)  = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously, which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account 2002 for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                              VINTAGE ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2004        1.311           1.429                   3,836
                                                               2003        1.000           1.311                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.193           1.267                      --
                                                               2003        1.000           1.193                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.371           1.525                   7,782
                                                               2003        1.000           1.371                      --

   Growth Fund - Class 2 Shares (3/03)                         2004        1.348           1.487                  32,876
                                                               2003        1.000           1.348                      --

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.319           1.427                  20,001
                                                               2003        1.000           1.319                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (3/03)             2004        1.396           1.525                      --
                                                               2003        1.000           1.396                      --

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.262           1.393                  18,577
                                                               2003        1.000           1.262                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.405           1.632                  12,561
                                                               2003        1.000           1.405                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.380           1.569                      --
                                                               2003        1.000           1.380                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2004        1.222           1.304                  29,808
                                                               2003        1.000           1.222                      --

   Diversified Strategic Income Portfolio (3/03)               2004        1.076           1.125                  31,835
                                                               2003        1.000           1.076                      --

   Equity Index Portfolio - Class II Shares (3/03)             2004        1.262           1.364                      --
                                                               2003        1.000           1.262                      --

   Fundamental Value Portfolio (3/03)                          2004        1.407           1.493                   3,670
                                                               2003        1.000           1.407                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.316           1.554                      --
                                                               2003        1.000           1.316                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                  10,908
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  65,704
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                   7,181
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (3/03)        2004        1.021           1.049                 127,566
                                                               2003        1.000           1.021                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.377           1.568                      --
                                                               2003        1.000           1.377                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.544           1.910                      --
                                                               2003        1.000           1.544                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.404           1.491                      --
                                                               2003        1.000           1.404                      --

   Investors Fund - Class I (3/03)                             2004        1.326           1.435                   3,758
                                                               2003        1.000           1.326                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.530           1.726                      --
                                                               2003        1.000           1.530                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2004        1.214           1.230                      --
                                                               2003        1.000           1.214                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2004        1.315           1.326                      --
                                                               2003        1.000           1.315                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.284           1.342                 321,369
                                                               2003        1.000           1.284                  29,347

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2004        1.189           1.224                  22,620
                                                               2003        1.000           1.189                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2004        1.308           1.413                 183,240
                                                               2003        1.000           1.308                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2004        1.267           1.326                      --
                                                               2003        1.000           1.267                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.320           1.421                   3,849
                                                               2003        1.000           1.320                      --

   Large Cap Portfolio (3/03)                                  2004        1.224           1.278                      --
                                                               2003        1.000           1.224                      --

   Lazard International Stock Portfolio (3/03)                 2004        1.324           1.503                      --
                                                               2003        1.000           1.324                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.214           1.379                      --
                                                               2003        1.000           1.214                      --

   MFS Emerging Growth Portfolio (3/03)                        2004        1.248           1.379                      --
                                                               2003        1.000           1.248                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.259           1.314                      --
                                                               2003        1.000           1.259                      --

   MFS Total Return Portfolio (3/03)                           2004        1.168           1.277                  32,407
                                                               2003        1.000           1.168                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/03)             2004        1.300           1.401                  14,893
                                                               2003        1.000           1.300                      --

   Smith Barney High Income Portfolio (3/03)                   2004        1.184           1.282                  96,818
                                                               2003        1.000           1.184                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2004        1.382           1.360                      --
                                                               2003        1.000           1.382                      --

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.297           1.404                      --
                                                               2003        1.000           1.297                      --

   Smith Barney Money Market Portfolio (3/03)                  2004        0.989           0.978                 325,340
                                                               2003        1.000           0.989                      --

   Strategic Equity Portfolio (3/03)                           2004        1.270           1.372                      --
                                                               2003        1.000           1.270                      --

   Travelers Managed Income Portfolio (3/03)                   2004        1.042           1.050                      --
                                                               2003        1.000           1.042                      --

   Van Kampen Enterprise Portfolio (3/03)                      2004        1.228           1.250                      --
                                                               2003        1.000           1.228                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2004        1.213           1.273                      --
                                                               2003        1.000           1.213                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2004        1.437           1.628                      --
                                                               2003        1.000           1.437                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.287           1.455                  72,462
                                                               2003        1.000           1.287                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.440           1.760                      --
                                                               2003        1.000           1.440                      --

                              VINTAGE ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2004        1.309           1.424                 239,175
                                                               2003        1.000           1.309                 154,743

   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.192           1.263                      --
                                                               2003        1.000           1.192                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.369           1.520                 152,636
                                                               2003        1.000           1.369                   7,894

   Growth Fund - Class 2 Shares (3/03)                         2004        1.346           1.482                 542,670
                                                               2003        1.000           1.346                 119,024

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.317           1.422                 433,106
                                                               2003        1.000           1.317                   3,553

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (3/03)             2004        1.393           1.520                  45,755
                                                               2003        1.000           1.393                      --

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.260           1.388                 129,222
                                                               2003        1.000           1.260                  80,498

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.757                  10,803
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.403           1.627                  32,716
                                                               2003        1.000           1.403                      --

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.378           1.564                   7,737
                                                               2003        1.000           1.378                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2004        1.221           1.299                 147,770
                                                               2003        1.000           1.221                      --

   Diversified Strategic Income Portfolio (3/03)               2004        1.074           1.121                 103,953
                                                               2003        1.000           1.074                      --

   Equity Index Portfolio - Class II Shares (3/03)             2004        1.260           1.359                  63,632
                                                               2003        1.000           1.260                      --

   Fundamental Value Portfolio (3/03)                          2004        1.405           1.487                 189,617
                                                               2003        1.000           1.405                   7,465

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.314           1.548                   9,204
                                                               2003        1.000           1.314                   7,826

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.493                   1,482
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.364                 143,847
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.520                  38,251
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110                 157,639
                                                               2003        1.000           1.042                   8,555

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (3/03)        2004        1.019           1.046                 458,318
                                                               2003        1.000           1.019                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.375           1.563                      --
                                                               2003        1.000           1.375                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.541           1.903                  13,240
                                                               2003        1.000           1.541                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.402           1.485                 104,060
                                                               2003        1.000           1.402                 102,702

   Investors Fund - Class I (3/03)                             2004        1.324           1.430                   1,406
                                                               2003        1.000           1.324                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.527           1.720                  11,011
                                                               2003        1.000           1.527                  11,011

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2004        1.212           1.226                  27,517
                                                               2003        1.000           1.212                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2004        1.313           1.321                      --
                                                               2003        1.000           1.313                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.282           1.338                 978,760
                                                               2003        1.000           1.282                 147,033

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2004        1.187           1.220               1,316,949
                                                               2003        1.000           1.187                 201,847

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2004        1.306           1.408                 338,277
                                                               2003        1.000           1.306                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2004        1.265           1.321                  18,112
                                                               2003        1.000           1.265                   8,364

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.318           1.416                  83,992
                                                               2003        1.000           1.318                   9,187

   Large Cap Portfolio (3/03)                                  2004        1.222           1.274                   2,890
                                                               2003        1.000           1.222                      --

   Lazard International Stock Portfolio (3/03)                 2004        1.322           1.497                  27,609
                                                               2003        1.000           1.322                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.212           1.374                      --
                                                               2003        1.000           1.212                      --

   MFS Emerging Growth Portfolio (3/03)                        2004        1.246           1.374                      --
                                                               2003        1.000           1.246                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                  44,093

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.257           1.309                      --
                                                               2003        1.000           1.257                      --

   MFS Total Return Portfolio (3/03)                           2004        1.167           1.272                 170,874
                                                               2003        1.000           1.167                  12,195

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.090                 123,208

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                 277,373
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/03)             2004        1.298           1.396                 264,720
                                                               2003        1.000           1.298                  77,320

   Smith Barney High Income Portfolio (3/03)                   2004        1.182           1.277                 157,571
                                                               2003        1.000           1.182                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2004        1.380           1.355                  18,411
                                                               2003        1.000           1.380                      --

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.295           1.399                 290,824
                                                               2003        1.000           1.295                      --

   Smith Barney Money Market Portfolio (3/03)                  2004        0.988           0.975                 183,524
                                                               2003        1.000           0.988                   6,840

   Strategic Equity Portfolio (3/03)                           2004        1.268           1.367                      --
                                                               2003        1.000           1.268                      --

   Travelers Managed Income Portfolio (3/03)                   2004        1.040           1.047                  89,889
                                                               2003        1.000           1.040                      --

   Van Kampen Enterprise Portfolio (3/03)                      2004        1.226           1.246                      --
                                                               2003        1.000           1.226                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2004        1.211           1.269                  11,895
                                                               2003        1.000           1.211                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2004        1.434           1.622                      --
                                                               2003        1.000           1.434                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.285           1.450                  11,282
                                                               2003        1.000           1.285                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.438           1.754                  18,434
                                                               2003        1.000           1.438                      --

                              VINTAGE ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (3/03)                                              2004        1.307           1.419                      --
                                                               2003        1.000           1.307                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.190           1.258                      --
                                                               2003        1.000           1.190                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.367           1.514                  51,125
                                                               2003        1.000           1.367                  14,765

   Growth Fund - Class 2 Shares (3/03)                         2004        1.344           1.476                  74,657
                                                               2003        1.000           1.344                  27,774

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.315           1.417                 129,297
                                                               2003        1.000           1.315                  78,652

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (3/03)             2004        1.391           1.514                      --
                                                               2003        1.000           1.391                      --

   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.258           1.383                  15,819
                                                               2003        1.000           1.258                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.751                      --
                                                               2003        1.000           1.438                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.401           1.621                      --
                                                               2003        1.000           1.401                      --

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.376           1.558                      --
                                                               2003        1.000           1.376                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (3/03)                               2004        1.219           1.294                      --
                                                               2003        1.000           1.219                      --

   Diversified Strategic Income Portfolio (3/03)               2004        1.072           1.117                      --
                                                               2003        1.000           1.072                      --

   Equity Index Portfolio - Class II Shares (3/03)             2004        1.258           1.354                      --
                                                               2003        1.000           1.258                      --

   Fundamental Value Portfolio (3/03)                          2004        1.403           1.482                  17,810
                                                               2003        1.000           1.403                   2,396

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.312           1.543                   7,231
                                                               2003        1.000           1.312                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.327           1.488                      --
                                                               2003        1.000           1.327                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.360                      --
                                                               2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.515                  18,863
                                                               2003        1.000           1.251                   9,172

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                      --
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.107                   5,645
                                                               2003        1.000           1.041                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (3/03)        2004        1.017           1.042                 139,247
                                                               2003        1.000           1.017                  24,671

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.373           1.557                  14,698
                                                               2003        1.000           1.373                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.539           1.896                      --
                                                               2003        1.000           1.539                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.400           1.480                  23,917
                                                               2003        1.000           1.400                      --

   Investors Fund - Class I (3/03)                             2004        1.322           1.425                      --
                                                               2003        1.000           1.322                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.525           1.714                      --
                                                               2003        1.000           1.525                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)             2004        1.210           1.222                      --
                                                               2003        1.000           1.210                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (3/03)                                            2004        1.311           1.317                      --
                                                               2003        1.000           1.311                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.280           1.333                 163,573
                                                               2003        1.000           1.280                  50,599

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (3/03)                                            2004        1.186           1.216                 595,228
                                                               2003        1.000           1.186                 455,867

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2004        1.304           1.403                  11,173
                                                               2003        1.000           1.304                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (3/03)                                                2004        1.263           1.316                      --
                                                               2003        1.000           1.263                      --

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.316           1.411                   7,550
                                                               2003        1.000           1.316                      --

   Large Cap Portfolio (3/03)                                  2004        1.220           1.269                      --
                                                               2003        1.000           1.220                      --

   Lazard International Stock Portfolio (3/03)                 2004        1.320           1.492                      --
                                                               2003        1.000           1.320                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.210           1.369                      --
                                                               2003        1.000           1.210                      --

   MFS Emerging Growth Portfolio (3/03)                        2004        1.244           1.369                      --
                                                               2003        1.000           1.244                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.209           1.311                      --
                                                               2003        1.000           1.209                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.255           1.305                  23,629
                                                               2003        1.000           1.255                      --

   MFS Total Return Portfolio (3/03)                           2004        1.165           1.268                      --
                                                               2003        1.000           1.165                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.088                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.984                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)             2004        1.296           1.391                  28,571
                                                               2003        1.000           1.296                   8,279

   Smith Barney High Income Portfolio (3/03)                   2004        1.180           1.273                      --
                                                               2003        1.000           1.180                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2004        1.378           1.350                  14,668
                                                               2003        1.000           1.378                      --

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.293           1.394                      --
                                                               2003        1.000           1.293                      --

   Smith Barney Money Market Portfolio (3/03)                  2004        0.986           0.971                  85,370
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (3/03)                           2004        1.266           1.362                  23,784
                                                               2003        1.000           1.266                      --

   Travelers Managed Income Portfolio (3/03)                   2004        1.039           1.043                      --
                                                               2003        1.000           1.039                      --

   Van Kampen Enterprise Portfolio (3/03)                      2004        1.224           1.241                  24,555
                                                               2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (3/03)           2004        1.210           1.264                   4,528
                                                               2003        1.000           1.210                   4,528

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (3/03)                                            2004        1.432           1.616                      --
                                                               2003        1.000           1.432                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.283           1.445                      --
                                                               2003        1.000           1.283                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.436           1.748                      --
                                                               2003        1.000           1.436                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        PORTFOLIO ARCHITECT ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2004        1.238           1.452                      --
                                                               2003        1.000           1.238                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (3/03)                               2004        0.991           0.982                      --
                                                               2003        1.000           0.991                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.194           1.270                      --
                                                               2003        1.000           1.194                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.372           1.528                   5,556
                                                               2003        1.000           1.372                      --

   Growth Fund - Class 2 Shares (3/03)                         2004        1.349           1.490                   8,048
                                                               2003        1.000           1.349                      --

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.320           1.430                   7,137
                                                               2003        1.000           1.320                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2004        1.300           1.676                      --
                                                               2003        1.000           1.300                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/03)                           2004        1.327           1.450                      --
                                                               2003        1.000           1.327                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/03)                           2004        1.211           1.249                   8,268
                                                               2003        1.000           1.211                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.263           1.396                      --
                                                               2003        1.000           1.263                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.766                      --
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.406           1.635                      --
                                                               2003        1.000           1.406                      --

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.381           1.572                      --
                                                               2003        1.000           1.381                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2004        1.263           1.366                      --
                                                               2003        1.000           1.263                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (3/03)                                       2004        1.337           1.432                   1,660
                                                               2003        1.000           1.337                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2004        1.286           1.368                      --
                                                               2003        1.000           1.286                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.121           1.191                      --
                                                               2003        1.000           1.121                      --

   Global Life Sciences Portfolio - Service Shares (3/03)      2004        1.202           1.347                     907
                                                               2003        1.000           1.202                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (3/03)         2004        1.426           1.407                      --
                                                               2003        1.000           1.426                      --

   Worldwide Growth Portfolio - Service Shares (3/03)          2004        1.289           1.322                   1,771
                                                               2003        1.000           1.289                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.501                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.371                  14,169
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                   3,770
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.116                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (3/03)        2004        1.021           1.051                      --
                                                               2003        1.000           1.021                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.378           1.571                      --
                                                               2003        1.000           1.378                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.545           1.913                      --
                                                               2003        1.000           1.545                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.405           1.493                   2,536
                                                               2003        1.000           1.405                      --

   Investors Fund - Class I (3/03)                             2004        1.327           1.438                      --
                                                               2003        1.000           1.327                      --

   Large Cap Growth Fund - Class I (3/03)                      2004        1.386           1.367                   3,187
                                                               2003        1.000           1.386                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.531           1.729                   1,470
                                                               2003        1.000           1.531                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)                     2004        1.196           1.247                      --
                                                               2003        1.000           1.196                      --

   Disciplined Mid Cap Stock Portfolio (3/03)                  2004        1.349           1.541                   1,668
                                                               2003        1.000           1.349                      --

   Equity Income Portfolio (3/03)                              2004        1.321           1.424                      --
                                                               2003        1.000           1.321                      --

   Federated High Yield Portfolio (3/03)                       2004        1.158           1.254                      --
                                                               2003        1.000           1.158                      --

   Federated Stock Portfolio (3/03)                            2004        1.293           1.403                      --
                                                               2003        1.000           1.293                      --

   Large Cap Portfolio (3/03)                                  2004        1.225           1.280                      --
                                                               2003        1.000           1.225                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lazard International Stock Portfolio (3/03)                 2004        1.325           1.505                      --
                                                               2003        1.000           1.325                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.215           1.381                      --
                                                               2003        1.000           1.215                      --

   MFS Emerging Growth Portfolio (3/03)                        2004        1.249           1.381                      --
                                                               2003        1.000           1.249                      --

   MFS Mid Cap Growth Portfolio (3/03)                         2004        1.319           1.477                   3,731
                                                               2003        1.000           1.319                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.322                      --
                                                               2003        1.000           1.213                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (3/03)                     2004        1.031           1.045                      --
                                                               2003        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.260           1.316                      --
                                                               2003        1.000           1.260                      --

   MFS Total Return Portfolio (3/03)                           2004        1.169           1.279                      --
                                                               2003        1.000           1.169                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (3/03)                           2004        1.271           1.374                      --
                                                               2003        1.000           1.271                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2004        1.313           1.513                      --
                                                               2003        1.000           1.313                      --

   Enterprise Portfolio - Class II Shares (3/03)               2004        1.228           1.251                      --
                                                               2003        1.000           1.228                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2004        1.276           1.442                   2,643
                                                               2003        1.000           1.276                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/03)                                              2004        1.251           1.243                   1,879
                                                               2003        1.000           1.251                      --

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.441           1.763                   3,342
                                                               2003        1.000           1.441                      --

                        PORTFOLIO ARCHITECT ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2004        1.236           1.447                  54,593
                                                               2003        1.000           1.236                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.065                  35,113

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                  35,707

   Money Market Portfolio (3/03)                               2004        0.989           0.979                 465,719
                                                               2003        1.000           0.989                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.193           1.265                  12,302
                                                               2003        1.000           1.193                   3,122

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.370           1.522                 234,452
                                                               2003        1.000           1.370                  12,737

   Growth Fund - Class 2 Shares (3/03)                         2004        1.347           1.484                 923,187
                                                               2003        1.000           1.347                  28,742

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.318           1.425                 940,189
                                                               2003        1.000           1.318                  26,915

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2004        1.298           1.670                 181,465
                                                               2003        1.000           1.298                   4,209

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/03)                           2004        1.325           1.445                  92,570
                                                               2003        1.000           1.325                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/03)                           2004        1.210           1.244                 112,323
                                                               2003        1.000           1.210                   3,166

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.261           1.391                  95,667
                                                               2003        1.000           1.261                   4,281

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.760                 175,212
                                                               2003        1.000           1.441                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.404           1.629                 246,113
                                                               2003        1.000           1.404                      --

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.379           1.567                 284,951
                                                               2003        1.000           1.379                   9,394

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2004        1.261           1.361                 182,896
                                                               2003        1.000           1.261                   1,247

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (3/03)                                       2004        1.335           1.427                  53,354
                                                               2003        1.000           1.335                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2004        1.284           1.363                  22,418
                                                               2003        1.000           1.284                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.120           1.187                  34,646
                                                               2003        1.000           1.120                      --

   Global Life Sciences Portfolio - Service Shares (3/03)      2004        1.200           1.342                   1,158
                                                               2003        1.000           1.200                      --

   Global Technology Portfolio - Service Shares (3/03)         2004        1.424           1.402                      --
                                                               2003        1.000           1.424                      --

   Worldwide Growth Portfolio - Service Shares (3/03)          2004        1.287           1.317                      --
                                                               2003        1.000           1.287                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.496                 115,988
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.366                 440,296
                                                               2003        1.000           1.239                  12,045

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.523                 380,601
                                                               2003        1.000           1.254                  14,144

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                 452,973
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                 208,937
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.069                 164,492

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.112                 514,310
                                                               2003        1.000           1.043                   1,456

   Total Return Portfolio - Administrative Class (3/03)        2004        1.020           1.047                 519,365
                                                               2003        1.000           1.020                  15,475

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.376           1.566                  23,385
                                                               2003        1.000           1.376                   2,892

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.542           1.906                  16,112
                                                               2003        1.000           1.542                   1,021

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.403           1.488                  66,682
                                                               2003        1.000           1.403                   2,793

   Investors Fund - Class I (3/03)                             2004        1.325           1.433                  22,710
                                                               2003        1.000           1.325                      --

   Large Cap Growth Fund - Class I (3/03)                      2004        1.384           1.362                  13,841
                                                               2003        1.000           1.384                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.529           1.723                 104,264
                                                               2003        1.000           1.529                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)                     2004        1.194           1.243               1,516,068
                                                               2003        1.000           1.194                  10,500

   Disciplined Mid Cap Stock Portfolio (3/03)                  2004        1.347           1.536                  11,457
                                                               2003        1.000           1.347                      --

   Equity Income Portfolio (3/03)                              2004        1.319           1.419                 135,951
                                                               2003        1.000           1.319                      --

   Federated High Yield Portfolio (3/03)                       2004        1.156           1.249                  31,594
                                                               2003        1.000           1.156                   1,648

   Federated Stock Portfolio (3/03)                            2004        1.291           1.398                   2,096
                                                               2003        1.000           1.291                      --

   Large Cap Portfolio (3/03)                                  2004        1.223           1.276                  22,564
                                                               2003        1.000           1.223                      --

   Lazard International Stock Portfolio (3/03)                 2004        1.323           1.500                  86,451
                                                               2003        1.000           1.323                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.213           1.376                 206,393
                                                               2003        1.000           1.213                  10,307

   MFS Emerging Growth Portfolio (3/03)                        2004        1.247           1.376                      --
                                                               2003        1.000           1.247                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (3/03)                         2004        1.317           1.472                  21,906
                                                               2003        1.000           1.317                  11,566

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                  48,449

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.318                 159,854
                                                               2003        1.000           1.211                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.078                      --

   Travelers Quality Bond Portfolio (3/03)                     2004        1.029           1.041                 252,723
                                                               2003        1.000           1.029                  11,845

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.047                   6,600

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.258           1.312                  93,031
                                                               2003        1.000           1.258                      --

   MFS Total Return Portfolio (3/03)                           2004        1.168           1.274                 440,081
                                                               2003        1.000           1.168                  10,822

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.091                  98,398

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988               1,756,766
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (3/03)                           2004        1.269           1.369                      --
                                                               2003        1.000           1.269                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2004        1.311           1.507                 292,501
                                                               2003        1.000           1.311                      --

   Enterprise Portfolio - Class II Shares (3/03)               2004        1.226           1.246                      --
                                                               2003        1.000           1.226                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2004        1.274           1.437                 512,381
                                                               2003        1.000           1.274                  25,112

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/03)                                              2004        1.249           1.239                  28,672
                                                               2003        1.000           1.249                      --

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.439           1.757                 223,889
                                                               2003        1.000           1.439                   3,892

                        PORTFOLIO ARCHITECT ACCESS (TIC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/03)                            2004        1.234           1.442                      --
                                                               2003        1.000           1.234                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.063                  10,946

   Managed Assets Trust (5/04)                                 2004        1.000           1.072                      --

   Money Market Portfolio (3/03)                               2004        0.988           0.975                      --
                                                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (3/03)                                              2004        1.191           1.261                      --
                                                               2003        1.000           1.191                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (3/03)                  2004        1.368           1.517                   4,344
                                                               2003        1.000           1.368                      --

   Growth Fund - Class 2 Shares (3/03)                         2004        1.345           1.479                 250,691
                                                               2003        1.000           1.345                      --

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.316           1.420                 176,539
                                                               2003        1.000           1.316                   2,830

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/03)            2004        1.296           1.664                  39,497
                                                               2003        1.000           1.296                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (3/03)                           2004        1.323           1.440                      --
                                                               2003        1.000           1.323                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/03)                           2004        1.208           1.240                      --
                                                               2003        1.000           1.208                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (3/03)       2004        1.259           1.386                   4,690
                                                               2003        1.000           1.259                   2,907

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.439           1.754                  33,018
                                                               2003        1.000           1.439                      --

   Templeton Foreign Securities Fund - Class 2 Shares (3/03)   2004        1.402           1.624                  29,189
                                                               2003        1.000           1.402                      --

   Templeton Growth Securities Fund - Class 2 Shares (3/03)    2004        1.377           1.561                   3,426
                                                               2003        1.000           1.377                   2,800

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/03)             2004        1.259           1.357                 190,445
                                                               2003        1.000           1.259                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (3/03)                                       2004        1.333           1.422                      --
                                                               2003        1.000           1.333                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (3/03)                                               2004        1.283           1.358                      --
                                                               2003        1.000           1.283                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.118           1.183                      --
                                                               2003        1.000           1.118                      --

   Global Life Sciences Portfolio - Service Shares (3/03)      2004        1.198           1.338                  75,074
                                                               2003        1.000           1.198                      --

   Global Technology Portfolio - Service Shares (3/03)         2004        1.421           1.397                  40,595
                                                               2003        1.000           1.421                      --

   Worldwide Growth Portfolio - Service Shares (3/03)          2004        1.285           1.313                      --
                                                               2003        1.000           1.285                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.491                      --
                                                               2003        1.000           1.328                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.362                 133,090
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.518                  39,363
                                                               2003        1.000           1.252                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.198                   2,121
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.196                  51,868
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.109                   5,008
                                                               2003        1.000           1.042                      --

   Total Return Portfolio - Administrative Class (3/03)        2004        1.018           1.044                  51,269
                                                               2003        1.000           1.018                   3,200

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.374           1.560                      --
                                                               2003        1.000           1.374                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/03)     2004        1.540           1.900                  32,258
                                                               2003        1.000           1.540                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.401           1.483                  41,099
                                                               2003        1.000           1.401                      --

   Investors Fund - Class I (3/03)                             2004        1.323           1.427                      --
                                                               2003        1.000           1.323                      --

   Large Cap Growth Fund - Class I (3/03)                      2004        1.382           1.357                      --
                                                               2003        1.000           1.382                      --

   Small Cap Growth Fund - Class I (3/03)                      2004        1.526           1.717                      --
                                                               2003        1.000           1.526                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/03)                     2004        1.192           1.239                 291,489
                                                               2003        1.000           1.192                      --

   Disciplined Mid Cap Stock Portfolio (3/03)                  2004        1.345           1.531                      --
                                                               2003        1.000           1.345                      --

   Equity Income Portfolio (3/03)                              2004        1.317           1.414                   9,822
                                                               2003        1.000           1.317                      --

   Federated High Yield Portfolio (3/03)                       2004        1.154           1.245                   9,298
                                                               2003        1.000           1.154                      --

   Federated Stock Portfolio (3/03)                            2004        1.289           1.393                      --
                                                               2003        1.000           1.289                      --

   Large Cap Portfolio (3/03)                                  2004        1.221           1.271                      --
                                                               2003        1.000           1.221                      --

   Lazard International Stock Portfolio (3/03)                 2004        1.321           1.495                  12,686
                                                               2003        1.000           1.321                      --

   Merrill Lynch Large Cap Core Portfolio (3/03)               2004        1.211           1.371                      --
                                                               2003        1.000           1.211                      --

   MFS Emerging Growth Portfolio (3/03)                        2004        1.245           1.371                      --
                                                               2003        1.000           1.245                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (3/03)                         2004        1.315           1.466                      --
                                                               2003        1.000           1.315                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.314                      --
                                                               2003        1.000           1.210                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.077                      --

   Travelers Quality Bond Portfolio (3/03)                     2004        1.028           1.037                  19,691
                                                               2003        1.000           1.028                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.046                  10,803

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (3/03)                   2004        1.256           1.307                      --
                                                               2003        1.000           1.256                      --

   MFS Total Return Portfolio (3/03)                           2004        1.166           1.270                  16,985
                                                               2003        1.000           1.166                   2,981

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.089                  13,032

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                 809,141
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (3/03)                           2004        1.267           1.365                      --
                                                               2003        1.000           1.267                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/03)                 2004        1.309           1.502                   1,698
                                                               2003        1.000           1.309                      --

   Enterprise Portfolio - Class II Shares (3/03)               2004        1.224           1.242                      --
                                                               2003        1.000           1.224                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (3/03)            2004        1.272           1.432                  48,145
                                                               2003        1.000           1.272                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/03)                                              2004        1.247           1.234                      --
                                                               2003        1.000           1.247                      --

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.437           1.751                  57,438
                                                               2003        1.000           1.437                      --

                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         SCUDDER ADVOCATE ADVISOR (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.067           1.293                   5,022
                                                               2003        1.000           1.067                   1,646

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.320           1.618                   2,030
                                                               2003        1.000           1.320                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.238           1.434                      --
                                                               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.172           1.314                   8,324
                                                               2003        1.000           1.172                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.126           1.170                      --
                                                               2003        1.000           1.126                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.164           1.493                  19,939
                                                               2003        1.000           1.164                  15,305

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.128           1.224                      --
                                                               2003        1.000           1.128                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.115           1.177                   7,710
                                                               2003        1.000           1.115                   7,690

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (6/03)                 2004        1.254           1.515                   5,191
                                                               2003        1.000           1.254                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.128           1.215                  33,735
                                                               2003        1.000           1.128                   7,437

   Health Sciences Portfolio - Class B (6/03)                  2004        1.123           1.203                  14,076
                                                               2003        1.000           1.123                   9,687

   International Portfolio - Class B (6/03)                    2004        1.185           1.352                      --
                                                               2003        1.000           1.185                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.165           1.184                      --
                                                               2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.156           1.311                  19,718
                                                               2003        1.000           1.156                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.042                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.989           1.010                  21,939
                                                               2003        1.000           0.989                  26,519

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.180           1.324                   6,281
                                                               2003        1.000           1.180                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.996           1.010                  16,279
                                                               2003        1.000           0.996                  26,316

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.108           1.140                   4,990
                                                               2003        1.000           1.108                   4,990

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.095                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (6/03)              2004        1.092           1.201                  35,065
                                                               2003        1.000           1.092                  26,531

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.058                      --

   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.210           1.399                      --
                                                               2003        1.000           1.210                      --

   Scudder Mercury Large Cap Core Portfolio - Class B (6/03)   2004        1.000           1.037                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.990           0.977                   5,142
                                                               2003        1.000           0.990                   5,142

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.133           1.229                      --
                                                               2003        1.000           1.133                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.985           1.047                  33,817
                                                               2003        1.000           0.985                  25,338

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.216           1.211                   4,782
                                                               2003        1.000           1.216                     838

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.063           1.110                   6,260
                                                               2003        1.000           1.063                      --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.158           1.266                   9,085
                                                               2003        1.000           1.158                   5,055

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.130           1.236                      --
                                                               2003        1.000           1.130                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.163           1.297                  24,028
                                                               2003        1.000           1.163                  13,305

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.245           1.533                  15,940
                                                               2003        1.000           1.245                   6,254

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.118           1.114                      --
                                                               2003        1.000           1.118                      --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.158           1.260                   4,209
                                                               2003        1.000           1.158                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.163           1.251                  12,620
                                                               2003        1.000           1.163                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.132           1.222                   5,837
                                                               2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.176           1.286                   4,298
                                                               2003        1.000           1.176                   4,286

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.120           1.221                      --
                                                               2003        1.000           1.120                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.110           1.223                      --
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.122           1.293                      --
                                                               2003        1.000           1.122                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.194           1.182                      --
                                                               2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.213           1.317                   5,646
                                                               2003        1.000           1.213                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.063           1.087                   9,631
                                                               2003        1.000           1.063                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.121           1.187                      --
                                                               2003        1.000           1.121                      --

                         SCUDDER ADVOCATE ADVISOR (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.065           1.289                  80,508
                                                               2003        1.000           1.065                  23,169

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.318           1.613                  30,799
                                                               2003        1.000           1.318                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.237           1.429                  23,616
                                                               2003        1.000           1.237                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.171           1.310                  54,532
                                                               2003        1.000           1.171                   6,041

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.125           1.167                  91,272
                                                               2003        1.000           1.125                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.163           1.489                 116,465
                                                               2003        1.000           1.163                  42,304

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.127           1.220                      --
                                                               2003        1.000           1.127                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.114           1.173                  35,094
                                                               2003        1.000           1.114                  16,814

   Global Discovery Portfolio - Class B (6/03)                 2004        1.252           1.510                   4,980
                                                               2003        1.000           1.252                   1,636

   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.211                  83,795
                                                               2003        1.000           1.127                  76,571

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.122           1.199                  85,867
                                                               2003        1.000           1.122                  17,824

   International Portfolio - Class B (6/03)                    2004        1.184           1.347                  53,946
                                                               2003        1.000           1.184                  26,340

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.164           1.181                      --
                                                               2003        1.000           1.164                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.155           1.307                  51,187
                                                               2003        1.000           1.155                   9,539

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.041                 144,681

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.987           1.007                 162,963
                                                               2003        1.000           0.987                  76,583

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.179           1.320                  18,141
                                                               2003        1.000           1.179                  17,388

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.995           1.007                  46,794
                                                               2003        1.000           0.995                  41,725

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.107           1.136                  10,815
                                                               2003        1.000           1.107                   2,748

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.094                  26,227

   Scudder High Income Portfolio - Class B (6/03)              2004        1.091           1.197                  95,056
                                                               2003        1.000           1.091                  79,425

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.058                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.395                  83,770
                                                               2003        1.000           1.209                  39,252

   Scudder Mercury Large Cap Core Portfolio - Class B (6/03)   2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.989           0.974                  16,065
                                                               2003        1.000           0.989                  15,771

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.132           1.225                  98,567
                                                               2003        1.000           1.132                  26,844

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.984           1.043                  93,649
                                                               2003        1.000           0.984                  67,727

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.215           1.207                  51,489
                                                               2003        1.000           1.215                   3,504

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.062           1.106                  20,780
                                                               2003        1.000           1.062                  25,525

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.157           1.262                  83,454
                                                               2003        1.000           1.157                      --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.129           1.232                  74,007
                                                               2003        1.000           1.129                  12,243

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.162           1.293                 181,164
                                                               2003        1.000           1.162                  93,860

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.244           1.529                  89,555
                                                               2003        1.000           1.244                  17,383

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.117           1.110                  86,415
                                                               2003        1.000           1.117                  47,085

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.157           1.256                   8,955
                                                               2003        1.000           1.157                   8,857

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.162           1.247                  76,632
                                                               2003        1.000           1.162                  22,782

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.131           1.218                  66,700
                                                               2003        1.000           1.131                  28,867

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.174           1.281                  25,700
                                                               2003        1.000           1.174                   7,066

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.119           1.217                  90,781
                                                               2003        1.000           1.119                  17,444

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.109           1.219                  13,894
                                                               2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.121           1.289                  58,522
                                                               2003        1.000           1.121                   7,275

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.193           1.178                  56,937
                                                               2003        1.000           1.193                   2,567

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.212           1.313                  14,804
                                                               2003        1.000           1.212                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.061           1.084                  89,018
                                                               2003        1.000           1.061                  55,666

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.120           1.184                  27,179
                                                               2003        1.000           1.120                      --

                         SCUDDER ADVOCATE ADVISOR (TIC)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.064           1.285                   7,623
                                                               2003        1.000           1.064                   9,823

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.317           1.608                   2,234
                                                               2003        1.000           1.317                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.236           1.425                      --
                                                               2003        1.000           1.236                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.169           1.306                      --
                                                               2003        1.000           1.169                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.123           1.163                      --
                                                               2003        1.000           1.123                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.162           1.484                  20,060
                                                               2003        1.000           1.162                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.125           1.216                      --
                                                               2003        1.000           1.125                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.113           1.170                      --
                                                               2003        1.000           1.113                      --

   Global Discovery Portfolio - Class B (6/03)                 2004        1.251           1.505                      --
                                                               2003        1.000           1.251                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.125           1.207                  10,998
                                                               2003        1.000           1.125                   9,265

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.121           1.196                      --
                                                               2003        1.000           1.121                      --

   International Portfolio - Class B (6/03)                    2004        1.182           1.343                      --
                                                               2003        1.000           1.182                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.162           1.177                      --
                                                               2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.153           1.302                   2,813
                                                               2003        1.000           1.153                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.040                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.986           1.003                  51,292
                                                               2003        1.000           0.986                  10,155

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.178           1.316                  16,091
                                                               2003        1.000           1.178                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.994           1.004                   9,494
                                                               2003        1.000           0.994                  10,065

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.075                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.106           1.132                   3,066
                                                               2003        1.000           1.106                      --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.094                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.090           1.193                  32,822
                                                               2003        1.000           1.090                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.057                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.207           1.390                  22,333
                                                               2003        1.000           1.207                      --

   Scudder Mercury Large Cap Core Portfolio - Class B (6/03)   2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.988           0.971                      --
                                                               2003        1.000           0.988                      --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.130           1.221                  11,114
                                                               2003        1.000           1.130                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.983           1.040                   9,275
                                                               2003        1.000           0.983                      --

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.213           1.203                      --
                                                               2003        1.000           1.213                      --

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.061           1.103                      --
                                                               2003        1.000           1.061                      --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.156           1.258                  60,793
                                                               2003        1.000           1.156                      --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.127           1.228                      --
                                                               2003        1.000           1.127                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.160           1.288                   4,351
                                                               2003        1.000           1.160                      --

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.242           1.524                  13,315
                                                               2003        1.000           1.242                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.116           1.107                      --
                                                               2003        1.000           1.116                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.155           1.252                      --
                                                               2003        1.000           1.155                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.160           1.243                   2,895
                                                               2003        1.000           1.160                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.130           1.214                   2,961
                                                               2003        1.000           1.130                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.173           1.278                      --
                                                               2003        1.000           1.173                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.117           1.213                      --
                                                               2003        1.000           1.117                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.108           1.215                      --
                                                               2003        1.000           1.108                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.120           1.285                      --
                                                               2003        1.000           1.120                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.191           1.174                      --
                                                               2003        1.000           1.191                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.210           1.309                      --
                                                               2003        1.000           1.210                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.060           1.080                  13,875
                                                               2003        1.000           1.060                   9,662

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.119           1.180                  67,545
                                                               2003        1.000           1.119                      --

                                      NOTES

Effective October 15, 2004, AIM Variable Insurance Funds, Inc., INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SCUDDER ADVOCATE ADVISOR ST1 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.066           1.291                      --
                                                               2003        1.000           1.066                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.319           1.615                      --
                                                               2003        1.000           1.319                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.238           1.432                      --
                                                               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.171           1.312                      --
                                                               2003        1.000           1.171                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.125           1.168                      --
                                                               2003        1.000           1.125                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.164           1.491                      --
                                                               2003        1.000           1.164                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.127           1.222                      --
                                                               2003        1.000           1.127                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.115           1.175                      --
                                                               2003        1.000           1.115                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (6/03)                 2004        1.253           1.512                      --
                                                               2003        1.000           1.253                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.213                      --
                                                               2003        1.000           1.127                      --

   Health Sciences Portfolio - Class B (6/03)                  2004        1.123           1.201                      --
                                                               2003        1.000           1.123                      --

   International Portfolio - Class B (6/03)                    2004        1.184           1.349                      --
                                                               2003        1.000           1.184                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.164           1.183                      --
                                                               2003        1.000           1.164                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.155           1.309                      --
                                                               2003        1.000           1.155                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.041                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.988           1.008                      --
                                                               2003        1.000           0.988                      --

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.180           1.322                      --
                                                               2003        1.000           1.180                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.995           1.008                      --
                                                               2003        1.000           0.995                      --

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.076                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.108           1.138                      --
                                                               2003        1.000           1.108                      --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.095                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (6/03)              2004        1.091           1.199                      --
                                                               2003        1.000           1.091                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.058                      --

   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.397                      --
                                                               2003        1.000           1.209                      --

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.990           0.975                      --
                                                               2003        1.000           0.990                      --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.132           1.227                      --
                                                               2003        1.000           1.132                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.985           1.045                      --
                                                               2003        1.000           0.985                      --

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.215           1.209                      --
                                                               2003        1.000           1.215                      --

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.063           1.108                      --
                                                               2003        1.000           1.063                      --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.158           1.264                      --
                                                               2003        1.000           1.158                      --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.129           1.234                      --
                                                               2003        1.000           1.129                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.162           1.295                      --
                                                               2003        1.000           1.162                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.244           1.531                      --
                                                               2003        1.000           1.244                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.118           1.112                      --
                                                               2003        1.000           1.118                      --

   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.157           1.258                      --
                                                               2003        1.000           1.157                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.162           1.249                      --
                                                               2003        1.000           1.162                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.132           1.220                      --
                                                               2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.175           1.284                      --
                                                               2003        1.000           1.175                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.119           1.219                      --
                                                               2003        1.000           1.119                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.110           1.221                      --
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.122           1.291                      --
                                                               2003        1.000           1.122                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.193           1.180                      --
                                                               2003        1.000           1.193                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.212           1.315                      --
                                                               2003        1.000           1.212                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.062           1.086                      --
                                                               2003        1.000           1.062                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.121           1.185                      --
                                                               2003        1.000           1.121                      --


                       SCUDDER ADVOCATE ADVISOR ST1 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.065           1.287                      --
                                                               2003        1.000           1.065                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.318           1.610                      --
                                                               2003        1.000           1.318                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.236           1.427                      --
                                                               2003        1.000           1.236                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.170           1.308                      --
                                                               2003        1.000           1.170                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.124           1.165                      --
                                                               2003        1.000           1.124                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.162           1.486                   3,201
                                                               2003        1.000           1.162                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.126           1.218                      --
                                                               2003        1.000           1.126                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.114           1.172                      --
                                                               2003        1.000           1.114                      --

   Global Discovery Portfolio - Class B (6/03)                 2004        1.251           1.507                      --
                                                               2003        1.000           1.251                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.126           1.209                      --
                                                               2003        1.000           1.126                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.121           1.198                      --
                                                               2003        1.000           1.121                      --

   International Portfolio - Class B (6/03)                    2004        1.183           1.345                      --
                                                               2003        1.000           1.183                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.163           1.179                      --
                                                               2003        1.000           1.163                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.154           1.305                      --
                                                               2003        1.000           1.154                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.040                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.987           1.005                  30,247
                                                               2003        1.000           0.987                      --

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.179           1.318                      --
                                                               2003        1.000           1.179                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.994           1.005                      --
                                                               2003        1.000           0.994                      --

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.075                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.107           1.134                      --
                                                               2003        1.000           1.107                      --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.094                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.090           1.195                   3,296
                                                               2003        1.000           1.090                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.057                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.208           1.393                  12,761
                                                               2003        1.000           1.208                      --

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.989           0.972                      --
                                                               2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.131           1.223                      --
                                                               2003        1.000           1.131                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.984           1.042                      --
                                                               2003        1.000           0.984                      --

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.214           1.205                      --
                                                               2003        1.000           1.214                      --

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.062           1.105                      --
                                                               2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.156           1.260                      --
                                                               2003        1.000           1.156                      --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.128           1.230                      --
                                                               2003        1.000           1.128                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.161           1.290                  22,426
                                                               2003        1.000           1.161                      --

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.243           1.526                   3,601
                                                               2003        1.000           1.243                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.116           1.109                      --
                                                               2003        1.000           1.116                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.156           1.254                      --
                                                               2003        1.000           1.156                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.161           1.245                      --
                                                               2003        1.000           1.161                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.130           1.216                      --
                                                               2003        1.000           1.130                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.174           1.279                      --
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.118           1.215                      --
                                                               2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.109           1.217                      --
                                                               2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.120           1.287                      --
                                                               2003        1.000           1.120                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.192           1.176                  21,802
                                                               2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.211           1.311                      --
                                                               2003        1.000           1.211                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.061           1.082                      --
                                                               2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.119           1.182                      --
                                                               2003        1.000           1.119                      --

                       SCUDDER ADVOCATE ADVISOR ST1 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (6/03)                              2004        1.064           1.283                      --
                                                               2003        1.000           1.064                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)       2004        1.316           1.605                      --
                                                               2003        1.000           1.316                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (6/03)                                            2004        1.235           1.423                      --
                                                               2003        1.000           1.235                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2004        1.169           1.303                      --
                                                               2003        1.000           1.169                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (6/03)                                               2004        1.123           1.161                      --
                                                               2003        1.000           1.123                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2004        1.161           1.482                      --
                                                               2003        1.000           1.161                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (6/03)              2004        1.125           1.215                      --
                                                               2003        1.000           1.125                      --

   Capital Growth Portfolio - Class B (6/03)                   2004        1.112           1.168                      --
                                                               2003        1.000           1.112                      --

   Global Discovery Portfolio - Class B (6/03)                 2004        1.250           1.503                      --
                                                               2003        1.000           1.250                      --

   Growth and Income Portfolio - Class B (6/03)                2004        1.125           1.205                      --
                                                               2003        1.000           1.125                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (6/03)                  2004        1.120           1.194                      --
                                                               2003        1.000           1.120                      --

   International Portfolio - Class B (6/03)                    2004        1.182           1.341                      --
                                                               2003        1.000           1.182                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (6/03)        2004        1.162           1.175                      --
                                                               2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio - Class B (6/03)                2004        1.153           1.300                      --
                                                               2003        1.000           1.153                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.040                      --

   Scudder Fixed Income Portfolio - Class B (6/03)             2004        0.986           1.002                      --
                                                               2003        1.000           0.986                      --

   Scudder Global Blue Chip Portfolio - Class B (6/03)         2004        1.177           1.314                      --
                                                               2003        1.000           1.177                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (6/03)                                              2004        0.993           1.002                      --
                                                               2003        1.000           0.993                      --

   Scudder Growth & Income Strategy Portfolio (8/04)           2004        1.000           1.074                      --

   Scudder Growth Portfolio - Class B (6/03)                   2004        1.105           1.131                      --
                                                               2003        1.000           1.105                      --

   Scudder Growth Strategy Portfolio - Class B (8/04)          2004        1.000           1.093                      --

   Scudder High Income Portfolio - Class B (6/03)              2004        1.089           1.192                      --
                                                               2003        1.000           1.089                      --

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder Income & Growth Strategy Portfolio -
   Class B (8/04)                                              2004        1.000           1.056                      --

   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.207           1.388                      --
                                                               2003        1.000           1.207                      --

   Scudder Money Market Portfolio - Class B (6/03)             2004        0.988           0.969                      --
                                                               2003        1.000           0.988                      --

   Scudder Small Cap Growth Portfolio - Class B (6/03)         2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Scudder Strategic Income Portfolio - Class B (6/03)         2004        0.982           1.038                      --
                                                               2003        1.000           0.982                      --

   Scudder Technology Growth Portfolio - Class B (6/03)        2004        1.213           1.201                      --
                                                               2003        1.000           1.213                      --

   Scudder Total Return Portfolio - Class B (6/03)             2004        1.060           1.101                      --
                                                               2003        1.000           1.060                      --

   SVS Davis Venture Value Portfolio - Class B (6/03)          2004        1.155           1.256                      --
                                                               2003        1.000           1.155                      --

   SVS Dreman Financial Services Portfolio - Class B (6/03)    2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

   SVS Dreman High Return Equity Portfolio - Class B (6/03)    2004        1.160           1.286                      --
                                                               2003        1.000           1.160                      --

   SVS Dreman Small Cap Value Portfolio - Class B (6/03)       2004        1.241           1.521                      --
                                                               2003        1.000           1.241                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (6/03)                                              2004        1.115           1.105                      --
                                                               2003        1.000           1.115                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (6/03)         2004        1.155           1.250                      --
                                                               2003        1.000           1.155                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (6/03)   2004        1.160           1.241                      --
                                                               2003        1.000           1.160                      --

   SVS Index 500 Portfolio - Class B (6/03)                    2004        1.129           1.212                      --
                                                               2003        1.000           1.129                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (6/03)       2004        1.172           1.276                      --
                                                               2003        1.000           1.172                      --

   SVS Janus Growth And Income Portfolio - Class B (6/03)      2004        1.117           1.211                      --
                                                               2003        1.000           1.117                      --

   SVS Janus Growth Opportunities Portfolio - Class B (6/03)   2004        1.107           1.213                      --
                                                               2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (6/03)          2004        1.119           1.283                      --
                                                               2003        1.000           1.119                      --

   SVS Oak Strategic Equity Portfolio - Class B (6/03)         2004        1.191           1.173                      --
                                                               2003        1.000           1.191                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (6/03)        2004        1.210           1.307                      --
                                                               2003        1.000           1.210                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2004        1.060           1.079                      --
                                                               2003        1.000           1.060                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (6/03)                                               2004        1.118           1.178                      --
                                                               2003        1.000           1.118                      --

                                      NOTES

Effective October 15, 2004, AIM Variable Insurance Funds, Inc., INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.139           1.216                  35,432
                                                               2003        1.000           1.139                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.094           1.159                      --
                                                               2003        1.000           1.094                      --

   The Equity Portfolio - Class Y (9/03)                       2004        1.079           1.171                      --
                                                               2003        1.000           1.079                      --

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.092           1.180                      --
                                                               2003        1.000           1.092                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.172           1.243                  52,338
                                                               2003        1.000           1.172                      --

   High Yield Bond Fund - Class I (11/99)                      2004        1.068           1.162                   2,111
                                                               2003        1.000           1.068                      --

   Investors Fund - Class I (9/99)                             2004        1.138           1.230                  93,046
                                                               2003        1.000           1.138                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.178           1.160                      --
                                                               2003        1.000           1.178                      --

   Small Cap Growth Fund - Class I (5/00)                      2004        1.265           1.426                   6,879
                                                               2003        1.000           1.265                      --

   Strategic Bond Fund - Class I (9/99)                        2004        1.015           1.059                      --
                                                               2003        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.211                      --
                                                               2003        1.000           1.127                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.395                      --
                                                               2003        1.000           1.209                      --

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.138           1.224                  10,669
                                                               2003        1.000           1.138                      --

   Large Cap Portfolio (6/03)                                  2004        1.127           1.175                      --
                                                               2003        1.000           1.127                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        1.000           1.019                   7,376
                                                               2003        1.000           1.000                      --

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.356           1.635                      --
                                                               2003        1.000           1.356                      --

   Equity and Income Portfolio - Class II (6/03)               2004        1.096           1.197                      --
                                                               2003        1.000           1.096                      --

   Equity Growth Portfolio, Class I (5/00)                     2004        1.115           1.176                      --
                                                               2003        1.000           1.115                      --

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.161           1.282                      --
                                                               2003        1.000           1.161                      --

   Global Value Equity Portfolio, Class I (8/99)               2004        1.196           1.329                  41,613
                                                               2003        1.000           1.196                      --

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.198           1.426                  41,378
                                                               2003        1.000           1.198                      --

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.208           1.356                   7,331
                                                               2003        1.000           1.208                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Company Growth Portfolio - Class II (6/03)            2004        1.228           1.430                      --
                                                               2003        1.000           1.228                      --

   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.183           1.580                      --
                                                               2003        1.000           1.183                      --

   Value Portfolio, Class I (6/99)                             2004        1.172           1.353                      --
                                                               2003        1.000           1.172                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.155           1.204                   7,749
                                                               2003        1.000           1.155                      --

   MFS Total Return Portfolio (6/03)                           2004        1.068           1.165                      --
                                                               2003        1.000           1.068                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.151           1.323                   3,805
                                                               2003        1.000           1.151                      --

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.110           1.160                   2,013
                                                               2003        1.000           1.110                      --

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.125           1.143                      --
                                                               2003        1.000           1.125                      --

   Government Portfolio - Class II Shares (6/03)               2004        0.979           0.996                      --
                                                               2003        1.000           0.979                      --

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.146           1.280                  45,644
                                                               2003        1.000           1.146                      --

   Money Market Portfolio - Class II Shares (6/03)             2004        0.990           0.974                      --
                                                               2003        1.000           0.990                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.171           1.321                      --
                                                               2003        1.000           1.171                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.257           1.535                      --
                                                               2003        1.000           1.257                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.137           1.212                 454,818
                                                               2003        1.000           1.137                  35,635

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.093           1.155                 223,946
                                                               2003        1.000           1.093                   6,570

   The Equity Portfolio - Class Y (9/03)                       2004        1.078           1.167                 198,494
                                                               2003        1.000           1.078                      --

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.091           1.176                 361,039
                                                               2003        1.000           1.091                   7,407

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.170           1.238                 601,633
                                                               2003        1.000           1.170                  37,926

   High Yield Bond Fund - Class I (11/99)                      2004        1.067           1.157                 453,821
                                                               2003        1.000           1.067                  51,452

   Investors Fund - Class I (9/99)                             2004        1.136           1.225                  23,207
                                                               2003        1.000           1.136                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.177           1.155                 439,626
                                                               2003        1.000           1.177                  31,241

   Small Cap Growth Fund - Class I (5/00)                      2004        1.264           1.421                 776,945
                                                               2003        1.000           1.264                  63,302

   Strategic Bond Fund - Class I (9/99)                        2004        1.013           1.055               1,538,760
                                                               2003        1.000           1.013                  78,500

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.125           1.206                 192,570
                                                               2003        1.000           1.125                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.207           1.389                 569,068
                                                               2003        1.000           1.207                  34,250

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.136           1.219                 887,344
                                                               2003        1.000           1.136                 119,415

   Large Cap Portfolio (6/03)                                  2004        1.125           1.171                 410,822
                                                               2003        1.000           1.125                  69,099

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        0.999           1.015                 819,389
                                                               2003        1.000           0.999                  31,802

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.354           1.628                 261,657
                                                               2003        1.000           1.354                  58,674

   Equity and Income Portfolio - Class II (6/03)               2004        1.095           1.192               1,723,308
                                                               2003        1.000           1.095                 150,408

   Equity Growth Portfolio, Class I (5/00)                     2004        1.113           1.172                  71,695
                                                               2003        1.000           1.113                   4,733

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.159           1.277               1,617,171
                                                               2003        1.000           1.159                  89,457

   Global Value Equity Portfolio, Class I (8/99)               2004        1.194           1.324                 350,409
                                                               2003        1.000           1.194                  12,737

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.196           1.421                 378,908
                                                               2003        1.000           1.196                  26,973

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.207           1.351                 327,300
                                                               2003        1.000           1.207                  42,103

   Small Company Growth Portfolio - Class II (6/03)            2004        1.226           1.425                 285,922
                                                               2003        1.000           1.226                  27,906

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.181           1.574                 275,919
                                                               2003        1.000           1.181                  40,355

   Value Portfolio, Class I (6/99)                             2004        1.171           1.348                 242,791
                                                               2003        1.000           1.171                  20,030

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.153           1.200                 122,170
                                                               2003        1.000           1.153                      --

   MFS Total Return Portfolio (6/03)                           2004        1.066           1.161               1,486,910
                                                               2003        1.000           1.066                  49,399

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.149           1.318               3,475,854
                                                               2003        1.000           1.149                 179,030

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.108           1.156                 440,807
                                                               2003        1.000           1.108                  38,158

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.123           1.139                 181,988
                                                               2003        1.000           1.123                  16,447

   Government Portfolio - Class II Shares (6/03)               2004        0.978           0.992                 751,819
                                                               2003        1.000           0.978                  26,992

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.144           1.275               1,469,112
                                                               2003        1.000           1.144                  58,659

   Money Market Portfolio - Class II Shares (6/03)             2004        0.988           0.971                 351,043
                                                               2003        1.000           0.988                  15,159

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.170           1.316               2,079,196
                                                               2003        1.000           1.170                  90,042

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.256           1.529               1,296,578
                                                               2003        1.000           1.256                  43,715

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.000           1.054                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.000           1.059                      --

   The Equity Portfolio - Class Y (9/03)                       2004        1.000           1.083                      --

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.000           1.070                   4,135

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.000           1.057                   9,406

   High Yield Bond Fund - Class I (11/99)                      2004        1.000           1.103                  16,880

   Investors Fund - Class I (9/99)                             2004        1.000           1.079                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           0.990                      --

   Small Cap Growth Fund - Class I (5/00)                      2004        1.000           1.165                  10,265

   Strategic Bond Fund - Class I (9/99)                        2004        1.000           1.069                  43,111

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.000           1.065                  17,704

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.000           1.165                  10,930

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.000           1.101                   3,860

   Large Cap Portfolio (6/03)                                  2004        1.000           1.048                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        1.000           1.031                  38,465

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.000           1.318                   4,929

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity and Income Portfolio - Class II (6/03)               2004        1.000           1.091                  29,290

   Equity Growth Portfolio, Class I (5/00)                     2004        1.000           1.049                  11,616

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.000           1.078                  53,488

   Global Value Equity Portfolio, Class I (8/99)               2004        1.000           1.093                      --

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.000           1.140                     450

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.000           1.126                   4,277

   Small Company Growth Portfolio - Class II (6/03)            2004        1.000           1.132                   4,503

   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.000           1.310                   3,723

   Value Portfolio, Class I (6/99)                             2004        1.000           1.137                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.000           1.054                      --

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.095                   3,028

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.130                  79,610

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.000           1.057                   8,830

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.037                      --

   Government Portfolio - Class II Shares (6/03)               2004        1.000           1.036                     486

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.000           1.112                  41,407

   Money Market Portfolio - Class II Shares (6/03)             2004        1.000           0.991                     504

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.106                  29,961

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.000           1.226                  22,576

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.136           1.209                  86,538
                                                               2003        1.000           1.136                   2,000

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.092           1.153                  17,144
                                                               2003        1.000           1.092                      --

   The Equity Portfolio - Class Y (9/03)                       2004        1.077           1.165                  47,198
                                                               2003        1.000           1.077                      --

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.091           1.173                  33,356
                                                               2003        1.000           1.091                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.170           1.235                 140,522
                                                               2003        1.000           1.170                      --

   High Yield Bond Fund - Class I (11/99)                      2004        1.066           1.155                  74,498
                                                               2003        1.000           1.066                     663

   Investors Fund - Class I (9/99)                             2004        1.135           1.222                  48,336
                                                               2003        1.000           1.135                      --

   Large Cap Growth Fund - Class I (6/03)                      2004        1.176           1.153                  47,832
                                                               2003        1.000           1.176                   1,000

   Small Cap Growth Fund - Class I (5/00)                      2004        1.263           1.418                  48,627
                                                               2003        1.000           1.263                   1,752

   Strategic Bond Fund - Class I (9/99)                        2004        1.012           1.053                  24,822
                                                               2003        1.000           1.012                   8,086

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.124           1.204                  31,423
                                                               2003        1.000           1.124                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.206           1.386                 178,456
                                                               2003        1.000           1.206                   3,949

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.135           1.216                 111,657
                                                               2003        1.000           1.135                      --

   Large Cap Portfolio (6/03)                                  2004        1.124           1.168                  25,138
                                                               2003        1.000           1.124                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        0.998           1.013                 190,422
                                                               2003        1.000           0.998                   8,204

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.353           1.624                  95,045
                                                               2003        1.000           1.353                      --

   Equity and Income Portfolio - Class II (6/03)               2004        1.094           1.190                 328,563
                                                               2003        1.000           1.094                  19,433

   Equity Growth Portfolio, Class I (5/00)                     2004        1.112           1.169                   2,956
                                                               2003        1.000           1.112                   1,020

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.158           1.274                 363,468
                                                               2003        1.000           1.158                   8,013

   Global Value Equity Portfolio, Class I (8/99)               2004        1.193           1.321                  14,720
                                                               2003        1.000           1.193                      --

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.195           1.417                  32,093
                                                               2003        1.000           1.195                      --

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.206           1.347                  47,643
                                                               2003        1.000           1.206                     636

   Small Company Growth Portfolio - Class II (6/03)            2004        1.225           1.421                  39,330
                                                               2003        1.000           1.225                   2,382

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.180           1.570                  10,924
                                                               2003        1.000           1.180                     429

   Value Portfolio, Class I (6/99)                             2004        1.170           1.344                  39,964
                                                               2003        1.000           1.170                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.152           1.197                  30,541
                                                               2003        1.000           1.152                   1,000

   MFS Total Return Portfolio (6/03)                           2004        1.065           1.158                 115,631
                                                               2003        1.000           1.065                  11,849

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.148           1.315                 613,236
                                                               2003        1.000           1.148                   6,587

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.107           1.153                 154,220
                                                               2003        1.000           1.107                   7,068

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.122           1.136                   1,270
                                                               2003        1.000           1.122                      --

   Government Portfolio - Class II Shares (6/03)               2004        0.977           0.990                 234,571
                                                               2003        1.000           0.977                   1,000

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.143           1.272                 192,794
                                                               2003        1.000           1.143                   4,144

   Money Market Portfolio - Class II Shares (6/03)             2004        0.987           0.968                 157,273
                                                               2003        1.000           0.987                   3,279

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.169           1.313                 141,356
                                                               2003        1.000           1.169                   1,320

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.255           1.525                 114,349
                                                               2003        1.000           1.255                   6,413

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                   TIC SEPARATE VARIABLE ANNUITY SEPARATE ACCOUNT 2002

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD              MANAGED              MONEY
                                        APPRECIATION            BOND                ASSETS             MARKET
                                            FUND                TRUST               TRUST             PORTFOLIO
                                        ------------          --------            --------            ---------
ASSETS:
  Investments at market value:            $201,755            $ 83,591            $117,685            $886,332

  Receivables:
    Dividends ................                  --                  --                  --                 757
                                          --------            --------            --------            --------

      Total Assets ...........             201,755              83,591             117,685             887,089
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $201,755            $ 83,591            $117,685            $887,089
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                             ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN          GLOBAL
                                                                GROWTH AND              PREMIER               GROWTH
                                           AIM V.I.               INCOME                 GROWTH               FUND -
                                           UTILITIES            PORTFOLIO -           PORTFOLIO -             CLASS 2
                                             FUND                 CLASS B               CLASS B               SHARES
                                          ----------         -----------------     -----------------        ----------
ASSETS:
  Investments at market value:            $  136,418            $  346,171            $   69,602            $1,075,126

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               136,418               346,171                69,602             1,075,126
                                          ----------            ----------            ----------            ----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  136,418            $  346,171            $   69,602            $1,075,126
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                CREDIT
                                            CREDIT              SUISSE                                 DREYFUS
                                            SUISSE              TRUST              DELAWARE             MIDCAP
    GROWTH           GROWTH-INCOME           TRUST              GLOBAL             VIP REIT             STOCK
    FUND -              FUND -             EMERGING          POST-VENTURE          SERIES -          PORTFOLIO -
    CLASS 2             CLASS 2             MARKETS            CAPITAL             STANDARD            SERVICE
    SHARES              SHARES             PORTFOLIO          PORTFOLIO              CLASS              SHARES
  ----------         -------------        ----------         ------------         ----------         -----------
  $3,548,241          $3,187,791          $   61,547          $   35,175          $  578,122          $  104,581

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

   3,548,241           3,187,791              61,547              35,175             578,122             104,581
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $3,548,241          $3,187,791          $   61,547          $   35,175          $  578,122          $  104,581
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           DREYFUS                                 DREYFUS
                                          SOCIALLY             DREYFUS               VIF
                                         RESPONSIBLE             VIF              DEVELOPING          FRANKLIN
                                           GROWTH           APPRECIATION           LEADERS            SMALL CAP
                                         FUND, INC.-         PORTFOLIO -         PORTFOLIO -           FUND -
                                           SERVICE             INITIAL             INITIAL             CLASS 2
                                           SHARES              SHARES               SHARES             SHARES
                                         -----------        ------------         -----------          ---------
ASSETS:
  Investments at market value:            $109,956            $158,605            $278,928            $100,437

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             109,956             158,605             278,928             100,437
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $109,956            $158,605            $278,928            $100,437
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                       TEMPLETON
    MUTUAL            DEVELOPING           TEMPLETON          TEMPLETON
    SHARES              MARKETS             FOREIGN             GROWTH
  SECURITIES          SECURITIES          SECURITIES          SECURITIES                             DIVERSIFIED
    FUND -              FUND -              FUND -              FUND -                                STRATEGIC
    CLASS 2             CLASS 2             CLASS 2            CLASS 2           APPRECIATION           INCOME
    SHARES              SHARES              SHARES              SHARES             PORTFOLIO          PORTFOLIO
  ----------          ----------          ----------          ----------         -----------         -----------
  $  482,108          $  537,673          $  668,482          $  658,582          $  269,367          $  190,203

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

     482,108             537,673             668,482             658,582             269,367             190,203
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $  482,108          $  537,673          $  668,482          $  658,582          $  269,367          $  190,203
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                   SALOMON             SALOMON
                                                                                  BROTHERS            BROTHERS
                                                                                  VARIABLE            VARIABLE
                                           EQUITY                                AGGRESSIVE           GROWTH &
                                            INDEX                                  GROWTH              INCOME
                                         PORTFOLIO -         FUNDAMENTAL           FUND -              FUND -
                                          CLASS II              VALUE             CLASS I              CLASS I
                                           SHARES             PORTFOLIO            SHARES              SHARES
                                         -----------         -----------         ----------           --------
ASSETS:
  Investments at market value:            $931,486            $404,353            $189,207            $ 34,799

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             931,486             404,353             189,207              34,799
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $931,486            $404,353            $189,207            $ 34,799
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        GLOBAL
                         LIFE               GLOBAL              MID CAP            WORLDWIDE
   BALANCED            SCIENCES           TECHNOLOGY             GROWTH             GROWTH              LAZARD
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         RETIREMENT
    SERVICE             SERVICE             SERVICE             SERVICE             SERVICE           SMALL CAP
    SHARES              SHARES              SHARES               SHARES             SHARES            PORTFOLIO
  -----------         -----------         -----------         -----------         -----------         ----------
  $   44,720          $  104,540          $   89,353          $   33,852          $    4,995          $  235,414

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

      44,720             104,540              89,353              33,852               4,995             235,414
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $   44,720          $  104,540          $   89,353          $   33,852          $    4,995          $  235,414
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       MERRILL               MERRILL
                                                                                        LYNCH                 LYNCH
                                           GROWTH                                       GLOBAL                VALUE
                                             AND                 MID-CAP              ALLOCATION          OPPORTUNITIES
                                           INCOME                 VALUE              V.I. FUND -           V.I. FUND -
                                          PORTFOLIO             PORTFOLIO             CLASS III             CLASS III
                                          ----------            ----------           -----------          -------------
ASSETS:
  Investments at market value:            $1,163,267            $1,001,122            $  774,257            $  441,608

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,163,267             1,001,122               774,257               441,608
                                          ----------            ----------            ----------            ----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,163,267            $1,001,122            $  774,257            $  441,608
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  OPPENHEIMER                                                  PUTNAM VT           PUTNAM VT
     MAIN                REAL                TOTAL           INTERNATIONAL         SMALL CAP
    STREET              RETURN              RETURN               EQUITY              VALUE
   FUND/VA -          PORTFOLIO -         PORTFOLIO -            FUND -             FUND -             ALL CAP
    SERVICE         ADMINISTRATIVE      ADMINISTRATIVE          CLASS IB           CLASS IB             FUND -
    SHARES               CLASS               CLASS               SHARES             SHARES             CLASS I
  -----------       --------------      --------------       -------------        ----------          ----------
  $  213,270          $1,304,818          $2,276,937          $   77,889          $  349,823          $  463,777

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

     213,270           1,304,818           2,276,937              77,889             349,823             463,777
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $  213,270          $1,304,818          $2,276,937          $   77,889          $  349,823          $  463,777
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                       SCUDDER
                                                              LARGE CAP           SMALL CAP          REAL ESTATE
                                          INVESTORS            GROWTH               GROWTH           SECURITIES
                                           FUND -              FUND -               FUND -           PORTFOLIO -
                                           CLASS I             CLASS I             CLASS I             CLASS B
                                          ---------           ---------           ---------          -----------
ASSETS:
  Investments at market value:            $131,821            $ 52,666            $244,302            $282,848

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             131,821              52,666             244,302             282,848
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $131,821            $ 52,666            $244,302            $282,848
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     21ST                                                        GROWTH
    CENTURY             CAPITAL             GLOBAL                AND               HEALTH
    GROWTH              GROWTH             DISCOVERY             INCOME            SCIENCES         INTERNATIONAL
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B             CLASS B            CLASS B
  -----------         -----------         -----------         -----------         -----------       -------------
  $    6,934          $   52,587          $   30,401          $  176,675          $  146,289          $   88,037

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

       6,934              52,587              30,401             176,675             146,289              88,037
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $    6,934          $   52,587          $   30,401          $  176,675          $  146,289          $   88,037
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                  SCUDDER
                                           SCUDDER                              CONSERVATIVE          SCUDDER
                                         AGGRESSIVE            SCUDDER             INCOME              FIXED
                                           GROWTH             BLUE CHIP           STRATEGY            INCOME
                                         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B            CLASS B             CLASS B
                                         -----------         -----------        -----------         -----------
ASSETS:
  Investments at market value:            $  1,176            $131,997            $151,625            $501,311

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........               1,176             131,997             151,625             501,311
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $  1,176            $131,997            $151,625            $501,311
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                        SCUDDER                                                                        SCUDDER
    SCUDDER            GROWTH &                                 SCUDDER             SCUDDER            INCOME &
    GLOBAL              INCOME              SCUDDER              GROWTH              HIGH               GROWTH
   BLUE CHIP           STRATEGY             GROWTH              STRATEGY            INCOME             STRATEGY
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B            CLASS B             CLASS B
  -----------         -----------         -----------         -----------         -----------        -----------
  $   54,758          $    1,078          $   41,026          $   29,799          $  259,638          $    1,060

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

      54,758               1,078              41,026              29,799             259,638               1,060
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $   54,758          $    1,078          $   41,026          $   29,799          $  259,638          $    1,060
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           SCUDDER
                                        INTERNATIONAL          SCUDDER             SCUDDER             SCUDDER
                                           SELECT               MONEY             SMALL CAP           STRATEGIC
                                           EQUITY              MARKET               GROWTH             INCOME
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B             CLASS B             CLASS B
                                        -------------        -----------         -----------         -----------
ASSETS:
  Investments at market value:            $175,435            $ 58,635            $145,035            $202,043

  Receivables:
    Dividends ................                  --                  31                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             175,435              58,666             145,035             202,043
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $175,435            $ 58,666            $145,035            $202,043
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                  SVS DREMAN
    SCUDDER             SCUDDER            SVS DAVIS           SVS DREMAN            HIGH             SVS DREMAN
  TECHNOLOGY             TOTAL              VENTURE            FINANCIAL            RETURN            SMALL CAP
    GROWTH              RETURN               VALUE              SERVICES            EQUITY              VALUE
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B             CLASS B            CLASS B
  -----------         -----------         -----------         -----------         -----------        -----------
  $   71,155          $   34,279          $  282,239          $  106,864          $  405,878          $  219,660

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

      71,155              34,279             282,239             106,864             405,878             219,660
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $   71,155          $   34,279          $  282,239          $  106,864          $  405,878          $  219,660
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    SVS II
                                          SVS EAGLE                                SCUDDER             SVS II
                                           FOCUSED            SVS FOCUS          GOVERNMENT &          SCUDDER
                                          LARGE CAP            VALUE &              AGENCY            LARGE CAP
                                           GROWTH              GROWTH             SECURITIES            VALUE
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS B             CLASS B             CLASS B             CLASS B
                                         -----------         -----------         ------------        -----------
ASSETS:
  Investments at market value:            $135,078            $ 29,729            $ 77,698            $181,219

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             135,078              29,729              77,698             181,219
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $135,078            $ 29,729            $ 77,698            $181,219
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          SVS                 SVS                 SVS
                        INVESCO              JANUS               JANUS              SVS MFS            SVS OAK
      SVS               DYNAMIC           GROWTH AND             GROWTH            STRATEGIC          STRATEGIC
   INDEX 500            GROWTH              INCOME           OPPORTUNITIES           VALUE              EQUITY
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
    CLASS B             CLASS B             CLASS B             CLASS B             CLASS B            CLASS B
  -----------         -----------         -----------         -----------         -----------        -----------
  $  106,505          $   39,734          $  117,475          $   18,147          $  130,951          $   97,494

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

     106,505              39,734             117,475              18,147             130,951              97,494
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $  106,505          $   39,734          $  117,475          $   18,147          $  130,951          $   97,494
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        SMITH
                                              SVS                                       BARNEY              MULTIPLE
                                            TURNER                SMITH                PREMIER             DISCIPLINE
                                            MID CAP              BARNEY               SELECTIONS           PORTFOLIO -
                                            GROWTH              DIVIDEND               ALL CAP               ALL CAP
                                          PORTFOLIO -           STRATEGY                GROWTH             GROWTH AND
                                            CLASS B             PORTFOLIO             PORTFOLIO               VALUE
                                          -----------           ----------            ----------           -----------
ASSETS:
  Investments at market value:            $   56,032            $   43,905            $    1,330            $2,192,784

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                56,032                43,905                 1,330             2,192,784
                                          ----------            ----------            ----------            ----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $   56,032            $   43,905            $    1,330            $2,192,784
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   MULTIPLE            MULTIPLE                                                      ALGER
  DISCIPLINE          DISCIPLINE           MULTIPLE              ALGER             AMERICAN
  PORTFOLIO -         PORTFOLIO -         DISCIPLINE            AMERICAN           LEVERAGED
   BALANCED             GLOBAL            PORTFOLIO -           BALANCED            ALLCAP
    ALL CAP             ALL CAP            LARGE CAP          PORTFOLIO -         PORTFOLIO -        CONVERTIBLE
  GROWTH AND          GROWTH AND          GROWTH AND            CLASS S             CLASS S           SECURITIES
     VALUE               VALUE               VALUE               SHARES             SHARES            PORTFOLIO
  -----------         -----------         -----------         -----------         -----------        -----------
  $3,689,648          $1,259,657          $   55,009          $  228,038          $  111,859          $2,256,440

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

   3,689,648           1,259,657              55,009             228,038             111,859           2,256,440
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $3,689,648          $1,259,657          $   55,009          $  228,038          $  111,859          $2,256,440
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         DISCIPLINED
                                           MID CAP            EQUITY             FEDERATED           FEDERATED
                                            STOCK             INCOME             HIGH YIELD            STOCK
                                          PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                         ----------          ---------           ---------           ---------
ASSETS:
  Investments at market value:            $111,090            $536,369            $127,855            $ 15,645

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             111,090             536,369             127,855              15,645
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $111,090            $536,369            $127,855            $ 15,645
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            MERRILL
                        LAZARD               LYNCH                MFS                 MFS
                     INTERNATIONAL         LARGE CAP            EMERGING            MID CAP              MFS
  LARGE CAP              STOCK               CORE                GROWTH             GROWTH              VALUE
  PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ----------         -------------        ----------          ----------          ----------          ----------
  $   35,041          $  336,028          $  428,880          $   44,257          $   63,693          $  105,575

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

      35,041             336,028             428,880              44,257              63,693             105,575
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $   35,041          $  336,028          $  428,880          $   44,257          $   63,693          $  105,575
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               SOCIAL             TRAVELERS             U.S.
                                           PIONEER            AWARENESS            QUALITY           GOVERNMENT
                                            FUND                STOCK                BOND            SECURITIES
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                          ---------           ---------           ---------          ----------
ASSETS:
  Investments at market value:            $297,706            $ 43,225            $349,195            $172,160

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             297,706              43,225             349,195             172,160
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $297,706            $ 43,225            $349,195            $172,160
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                   SB
                                                               ADJUSTABLE
                                                                  RATE               SMITH
      AIM                 MFS               PIONEER              INCOME             BARNEY              SMITH
    CAPITAL              TOTAL             STRATEGIC          PORTFOLIO -         AGGRESSIVE            BARNEY
 APPRECIATION           RETURN              INCOME              CLASS I             GROWTH           HIGH INCOME
   PORTFOLIO           PORTFOLIO           PORTFOLIO             SHARES            PORTFOLIO          PORTFOLIO
 ------------         ----------          ----------          -----------         ----------         -----------
  $  178,703          $1,251,489          $  331,006          $3,052,869          $  546,200          $  392,131

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

     178,703           1,251,489             331,006           3,052,869             546,200             392,131
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $  178,703          $1,251,489          $  331,006          $3,052,869          $  546,200          $  392,131
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH
                                           BARNEY               SMITH               SMITH
                                            LARGE              BARNEY               BARNEY
                                       CAPITALIZATION          MID CAP              MONEY             STRATEGIC
                                           GROWTH               CORE                MARKET             EQUITY
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       --------------         ---------           ---------           ---------
ASSETS:
  Investments at market value:            $ 80,411            $431,612            $1,299,186          $ 61,044

  Receivables:
    Dividends ................                  --                  --                 1,037                --
                                          --------            --------            ----------          --------

      Total Assets ...........              80,411             431,612             1,300,223            61,044
                                          --------            --------            ----------          --------

LIABILITIES:

      Total Liabilities ......                  --                  --                    --                --
                                          --------            --------            ----------          --------

NET ASSETS:                               $ 80,411            $431,612            $1,300,223          $ 61,044
                                          ========            ========            ==========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                         SMITH
                                                                EMERGING                                BARNEY
   TRAVELERS                               COMSTOCK              GROWTH           ENTERPRISE          SMALL CAP
    MANAGED           VAN KAMPEN          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH
    INCOME            ENTERPRISE           CLASS II             CLASS I            CLASS II         OPPORTUNITIES
   PORTFOLIO           PORTFOLIO            SHARES               SHARES             SHARES            PORTFOLIO
  ----------          ----------          -----------         -----------         -----------       -------------
  $  217,274          $   31,731          $  591,015          $   32,440          $    2,510          $    1,633

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

     217,274              31,731             591,015              32,440               2,510               1,633
  ----------          ----------          ----------          ----------          ----------          ----------

          --                  --                  --                  --                  --                  --
  ----------          ----------          ----------          ----------          ----------          ----------

  $  217,274          $   31,731          $  591,015          $   32,440          $    2,510          $    1,633
  ==========          ==========          ==========          ==========          ==========          ==========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                   DYNAMIC
                                                                                   CAPITAL
                                                            CONTRAFUND(R)        APPRECIATION         MID CAP
                                       CONTRAFUND(R)          PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                        PORTFOLIO -            SERVICE             SERVICE            SERVICE
                                       SERVICE CLASS           CLASS 2             CLASS 2            CLASS 2
                                       -------------        -------------        ------------        -----------
ASSETS:
  Investments at market value:            $181,854            $898,601            $ 42,908            $678,621

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             181,854             898,601              42,908             678,621
                                          --------            --------            --------            --------

LIABILITIES:

      Total Liabilities ......                  --                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $181,854            $898,601            $ 42,908            $678,621
                                          ========            ========            ========            ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    COMBINED
  ------------

  $ 51,911,905

         1,825
  ------------

    51,913,730
  ------------

             -
  ------------

  $ 51,913,730
  ============


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         CAPITAL              HIGH                                 MONEY
                                                       APPRECIATION        YIELD BOND           MANAGED            MARKET
                                                           FUND               TRUST          ASSETS TRUST        PORTFOLIO
                                                       ------------        ----------        ------------        ---------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  5,393           $  2,611          $  3,609
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               554                515                687             4,782
  Administrative fees .........................                49                 43                 61               390
                                                         --------           --------           --------          --------

    Total expenses ............................               603                558                748             5,172
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (603)             4,835              1,863            (1,563)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 21                962                --
    Realized gain (loss) on sale of investments               401                 41                297                --
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               401                 62              1,259                --
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            11,138             (1,011)             2,973                --
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 10,936           $  3,886           $  6,095          $ (1,563)
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                   ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN          GLOBAL
                      GROWTH AND             PREMIER               GROWTH              GROWTH            GROWTH-INCOME
  AIM V.I.              INCOME               GROWTH                FUND -              FUND -                FUND -
  UTILITIES           PORTFOLIO -          PORTFOLIO -            CLASS 2              CLASS 2              CLASS 2
    FUND                CLASS B              CLASS B               SHARES              SHARES                SHARES
  ---------        -----------------    -----------------        ---------            ---------          -------------
  $   1,285            $   1,504            $      --            $   1,122            $   4,591            $  21,930
  ---------            ---------            ---------            ---------            ---------            ---------

      1,484                4,388                  833                7,583               27,542               22,380
        112                  321                   64                  597                2,122                1,731
  ---------            ---------            ---------            ---------            ---------            ---------

      1,596                4,709                  897                8,180               29,664               24,111
  ---------            ---------            ---------            ---------            ---------            ---------

       (311)              (3,205)                (897)              (7,058)             (25,073)              (2,181)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                   --                   --                   --
        599                1,128                    8                 (341)               1,334                  573
  ---------            ---------            ---------            ---------            ---------            ---------

        599                1,128                    8                 (341)               1,334                  573
  ---------            ---------            ---------            ---------            ---------            ---------

     20,233               24,259                4,540               95,931              301,681              174,076
  ---------            ---------            ---------            ---------            ---------            ---------

  $  20,521            $  22,182            $   3,651            $  88,532            $ 277,942            $ 172,468
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             CREDIT
                                                           CREDIT            SUISSE                               DREYFUS
                                                           SUISSE             TRUST            DELAWARE            MIDCAP
                                                           TRUST             GLOBAL            VIP REIT            STOCK
                                                          EMERGING        POST-VENTURE         SERIES -         PORTFOLIO -
                                                          MARKETS            CAPITAL           STANDARD           SERVICE
                                                         PORTFOLIO          PORTFOLIO            CLASS             SHARES
                                                         ---------        ------------         --------         -----------
INVESTMENT INCOME:
  Dividends ...................................          $    144           $     --           $    778          $    180
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               682                575              3,778             1,008
  Administrative fees .........................                52                 45                308                81
                                                         --------           --------           --------          --------

    Total expenses ............................               734                620              4,086             1,089
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (590)              (620)            (3,308)             (909)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                807             2,433
    Realized gain (loss) on sale of investments              (115)             2,207              1,312                66
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................              (115)             2,207              2,119             2,499
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             9,551              4,089             80,909            11,142
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  8,846           $  5,676           $ 79,720          $ 12,732
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   DREYFUS
  SOCIALLY                                   DREYFUS                                                       TEMPLETON
 RESPONSIBLE             DREYFUS               VIF                                     MUTUAL              DEVELOPING
   GROWTH                  VIF             DEVELOPING             FRANKLIN             SHARES               MARKETS
    FUND,             APPRECIATION           LEADERS             SMALL CAP           SECURITIES            SECURITIES
    INC.-              PORTFOLIO -         PORTFOLIO -             FUND -              FUND -                FUND -
   SERVICE               INITIAL             INITIAL              CLASS 2              CLASS 2              CLASS 2
   SHARES                SHARES              SHARES                SHARES              SHARES                SHARES
 -----------          ------------         -----------           ---------           ----------            ----------
  $     162            $   2,582            $     396            $      --            $   1,718            $     442
  ---------            ---------            ---------            ---------            ---------            ---------

        953                1,775                1,049                  872                4,673                1,813
         72                  138                   90                   69                  356                  146
  ---------            ---------            ---------            ---------            ---------            ---------

      1,025                1,913                1,139                  941                5,029                1,959
  ---------            ---------            ---------            ---------            ---------            ---------

       (863)                 669                 (743)                (941)              (3,311)              (1,517)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                   --                   --                   --
         18                  (41)                 384                   80                  738                  344
  ---------            ---------            ---------            ---------            ---------            ---------

         18                  (41)                 384                   80                  738                  344
  ---------            ---------            ---------            ---------            ---------            ---------

      7,435                3,968               13,655                8,541               35,513               52,362
  ---------            ---------            ---------            ---------            ---------            ---------

  $   6,590            $   4,596            $  13,296            $   7,680            $  32,940            $  51,189
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        TEMPLETON           TEMPLETON
                                                         FOREIGN             GROWTH
                                                        SECURITIES         SECURITIES                           DIVERSIFIED
                                                          FUND -             FUND -                              STRATEGIC
                                                         CLASS 2             CLASS 2         APPRECIATION          INCOME
                                                          SHARES             SHARES            PORTFOLIO         PORTFOLIO
                                                        ----------         ----------        ------------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $    587           $  2,390           $  2,789          $  9,020
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................             3,659              4,760              1,409             1,350
  Administrative fees .........................               287                377                111               105
                                                         --------           --------           --------          --------

    Total expenses ............................             3,946              5,137              1,520             1,455
                                                         --------           --------           --------          --------

      Net investment income (loss) ............            (3,359)            (2,747)             1,269             7,565
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments               758              1,508                269                47
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               758              1,508                269                47
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            72,351             60,017              9,701            (2,137)
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 69,750           $ 58,778           $ 11,239          $  5,475
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              SALOMON             SALOMON
                                             BROTHERS             BROTHERS
                                             VARIABLE             VARIABLE                                   GLOBAL
   EQUITY                                   AGGRESSIVE            GROWTH &                                    LIFE
    INDEX                                     GROWTH               INCOME             BALANCED              SCIENCES
 PORTFOLIO -          FUNDAMENTAL             FUND -               FUND -            PORTFOLIO -          PORTFOLIO -
  CLASS II               VALUE                CLASS I             CLASS I              SERVICE              SERVICE
   SHARES              PORTFOLIO              SHARES               SHARES              SHARES                SHARES
 -----------          -----------           ----------           ---------           -----------          -----------
  $  11,940            $   2,516            $      --            $     298            $     744            $      --
  ---------            ---------            ---------            ---------            ---------            ---------

      9,027                3,810                1,067                  255                  409                1,378
        691                  294                   90                   21                   32                   97
  ---------            ---------            ---------            ---------            ---------            ---------

      9,718                4,104                1,157                  276                  441                1,475
  ---------            ---------            ---------            ---------            ---------            ---------

      2,222               (1,588)              (1,157)                  22                  303               (1,475)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                9,131                   --                   --                   --                   --
     (1,941)                 320                  532                   10                  118                  (86)
  ---------            ---------            ---------            ---------            ---------            ---------

     (1,941)               9,451                  532                   10                  118                  (86)
  ---------            ---------            ---------            ---------            ---------            ---------

     56,943                8,905               13,131                2,190                3,069                2,287
  ---------            ---------            ---------            ---------            ---------            ---------

  $  57,224            $  16,768            $  12,506            $   2,222            $   3,490            $     726
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          GLOBAL             MID CAP           WORLDWIDE
                                                        TECHNOLOGY           GROWTH             GROWTH             LAZARD
                                                       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        RETIREMENT
                                                         SERVICE             SERVICE            SERVICE          SMALL CAP
                                                          SHARES             SHARES             SHARES           PORTFOLIO
                                                       -----------         -----------        -----------        ----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $     44          $     --
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               820                338                 69             1,331
  Administrative fees .........................                60                 25                  6               107
                                                         --------           --------           --------          --------

    Total expenses ............................               880                363                 75             1,438
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (880)              (363)               (31)           (1,438)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments                17                 62                 14               369
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................                17                 62                 14               369
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             2,821              4,216                132            27,056
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  1,958           $  3,915           $    115          $ 25,987
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             MERRILL              MERRILL
                                              LYNCH                LYNCH             OPPENHEIMER             REAL
                                             GLOBAL                VALUE             MAIN STREET            RETURN
 GROWTH AND             MID-CAP            ALLOCATION          OPPORTUNITIES          FUND/VA -          PORTFOLIO -
   INCOME                VALUE             V.I. FUND -          V.I. FUND -            SERVICE          ADMINISTRATIVE
  PORTFOLIO            PORTFOLIO            CLASS III            CLASS III             SHARES               CLASS
 ----------            ---------           -----------         -------------         -----------        --------------
  $   8,910            $   2,314            $  23,665            $      --            $      --            $   5,990
  ---------            ---------            ---------            ---------            ---------            ---------

      5,364                6,475                4,501                2,106                1,139                8,988
        407                  500                  339                  164                   91                  727
  ---------            ---------            ---------            ---------            ---------            ---------

      5,771                6,975                4,840                2,270                1,230                9,715
  ---------            ---------            ---------            ---------            ---------            ---------

      3,139               (4,661)              18,825               (2,270)              (1,230)              (3,725)
  ---------            ---------            ---------            ---------            ---------            ---------

      9,057               11,790                   --              117,360                   --               32,820
        258                1,059                  216               (1,608)                  16                  741
  ---------            ---------            ---------            ---------            ---------            ---------

      9,315               12,849                  216              115,752                   16               33,561
  ---------            ---------            ---------            ---------            ---------            ---------

     66,483               89,584               41,773              (82,922)              13,604               14,147
  ---------            ---------            ---------            ---------            ---------            ---------

  $  78,937            $  97,772            $  60,814            $  30,560            $  12,390            $  43,983
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            PUTNAM VT          PUTNAM VT
                                                          TOTAL           INTERNATIONAL        SMALL CAP
                                                          RETURN             EQUITY              VALUE
                                                       PORTFOLIO -           FUND -             FUND -           ALL CAP
                                                      ADMINISTRATIVE        CLASS IB           CLASS IB           FUND -
                                                          CLASS              SHARES             SHARES           CLASS I
                                                      --------------      -------------        ---------         --------
INVESTMENT INCOME:
  Dividends ...................................          $ 13,364           $    229           $     66          $  2,263
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................            12,587                969              2,171             4,744
  Administrative fees .........................               972                 74                182               356
                                                         --------           --------           --------          --------

    Total expenses ............................            13,559              1,043              2,353             5,100
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (195)              (814)            (2,287)           (2,837)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            28,518                 --                 --                --
    Realized gain (loss) on sale of investments             1,411                 38              3,113             3,091
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................            29,929                 38              3,113             3,091
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            (3,917)             8,754             50,745            18,813
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 25,817           $  7,978           $ 51,571          $ 19,067
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  SCUDDER
                                                                    REAL                21ST
                       LARGE CAP            SMALL CAP              ESTATE              CENTURY              CAPITAL
  INVESTORS             GROWTH               GROWTH              SECURITIES            GROWTH                GROWTH
   FUND -               FUND -               FUND -             PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS I              CLASS I              CLASS I              CLASS B              CLASS B              CLASS B
  ---------            ---------            ---------           -----------          -----------          -----------
  $   1,814            $      90            $      --            $     795            $      --            $      47
  ---------            ---------            ---------            ---------            ---------            ---------

        752                  322                1,153                2,950                  108                  726
         65                   27                   90                  229                   10                   56
  ---------            ---------            ---------            ---------            ---------            ---------

        817                  349                1,243                3,179                  118                  782
  ---------            ---------            ---------            ---------            ---------            ---------

        997                 (259)              (1,243)              (2,384)                (118)                (735)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                  177                   --                   --
         25                   45                  389                1,549                  (31)                 294
  ---------            ---------            ---------            ---------            ---------            ---------

         25                   45                  389                1,726                  (31)                 294
  ---------            ---------            ---------            ---------            ---------            ---------

      7,424                1,220               18,711               49,795                  151                3,562
  ---------            ---------            ---------            ---------            ---------            ---------

  $   8,446            $   1,006            $  17,857            $  49,137            $       2            $   3,121
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             GROWTH
                                                           GLOBAL              AND              HEALTH
                                                         DISCOVERY           INCOME            SCIENCES        INTERNATIONAL
                                                        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                          CLASS B            CLASS B            CLASS B           CLASS B
                                                        -----------        -----------        -----------      -------------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $    568           $     --          $    457
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               286              2,554              1,427             1,017
  Administrative fees .........................                23                200                112                80
                                                         --------           --------           --------          --------

    Total expenses ............................               309              2,754              1,539             1,097
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (309)            (2,186)            (1,539)             (640)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments               827              6,133                524               284
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               827              6,133                524               284
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             3,632              8,931             12,232            10,406
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  4,150           $ 12,878           $ 11,217          $ 10,050
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             SCUDDER                                                        SCUDDER
   SCUDDER                                CONSERVATIVE            SCUDDER              SCUDDER              GROWTH &
 AGGRESSIVE             SCUDDER              INCOME                FIXED               GLOBAL                INCOME
   GROWTH              BLUE CHIP            STRATEGY               INCOME             BLUE CHIP             STRATEGY
 PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
 -----------          -----------         ------------          -----------          -----------          -----------
  $      --            $     184            $      --            $   8,766            $     221            $      --
  ---------            ---------            ---------            ---------            ---------            ---------

         26                1,639                  466                6,071                  881                    6
         --                  134                   36                  512                   66                   --
  ---------            ---------            ---------            ---------            ---------            ---------

         26                1,773                  502                6,583                  947                    6
  ---------            ---------            ---------            ---------            ---------            ---------

        (26)              (1,589)                (502)               2,183                 (726)                  (6)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                4,843                   --                   --
          3                2,710                    4                   (6)                 162                   --
  ---------            ---------            ---------            ---------            ---------            ---------

          3                2,710                    4                4,837                  162                   --
  ---------            ---------            ---------            ---------            ---------            ---------

         37               11,965                2,400                  502                4,855                   84
  ---------            ---------            ---------            ---------            ---------            ---------

  $      14            $  13,086            $   1,902            $   7,522            $   4,291            $      78
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  SCUDDER
                                                                             SCUDDER            SCUDDER           INCOME &
                                                         SCUDDER             GROWTH              HIGH              GROWTH
                                                          GROWTH            STRATEGY            INCOME            STRATEGY
                                                       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                         CLASS B             CLASS B            CLASS B           CLASS B
                                                       -----------         -----------        -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $ 11,945          $     --
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               552                136              3,806                 6
  Administrative fees .........................                48                 10                309                --
                                                         --------           --------           --------          --------

    Total expenses ............................               600                146              4,115                 6
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (600)              (146)             7,830                (6)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments                90                  4                (21)               --
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................                90                  4                (21)               --
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             1,869              1,872             13,837                66
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  1,359           $  1,730           $ 21,646          $     60
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

   SCUDDER
INTERNATIONAL           SCUDDER              SCUDDER              SCUDDER              SCUDDER              SCUDDER
   SELECT                MONEY              SMALL CAP            STRATEGIC           TECHNOLOGY              TOTAL
   EQUITY               MARKET               GROWTH                INCOME              GROWTH                RETURN
 PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
-------------         -----------          -----------          -----------          -----------          -----------
  $     391            $     186            $      --            $      --            $      --            $     384
  ---------            ---------            ---------            ---------            ---------            ---------

      2,403                  558                1,624                2,895                  713                  600
        183                   47                  125                  240                   56                   46
  ---------            ---------            ---------            ---------            ---------            ---------

      2,586                  605                1,749                3,135                  769                  646
  ---------            ---------            ---------            ---------            ---------            ---------

     (2,195)                (419)              (1,749)              (3,135)                (769)                (262)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                6,498                   --                   --
      3,185                   --                  654                  (49)                 501                  129
  ---------            ---------            ---------            ---------            ---------            ---------

      3,185                   --                  654                6,449                  501                  129
  ---------            ---------            ---------            ---------            ---------            ---------

     23,276                   --               16,720                8,864                8,390                1,448
  ---------            ---------            ---------            ---------            ---------            ---------

  $  24,266            $    (419)           $  15,625            $  12,178            $   8,122            $   1,315
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                              SVS DREMAN
                                                         SVS DAVIS         SVS DREMAN            HIGH            SVS DREMAN
                                                          VENTURE           FINANCIAL           RETURN           SMALL CAP
                                                           VALUE            SERVICES            EQUITY             VALUE
                                                        PORTFOLIO -        PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                          CLASS B            CLASS B            CLASS B           CLASS B
                                                        -----------        -----------        -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $     29           $    339           $  2,319          $    471
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................             2,895              1,072              4,718             2,516
  Administrative fees .........................               229                 83                376               195
                                                         --------           --------           --------          --------

    Total expenses ............................             3,124              1,155              5,094             2,711
                                                         --------           --------           --------          --------

      Net investment income (loss) ............            (3,095)              (816)            (2,775)           (2,240)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments               219                103              4,721             1,563
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               219                103              4,721             1,563
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            22,371              9,780             39,149            31,636
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 19,495           $  9,067           $ 41,095          $ 30,959
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             SVS II
  SVS EAGLE                                  SCUDDER               SVS II                                     SVS
   FOCUSED             SVS FOCUS          GOVERNMENT &            SCUDDER                                   INVESCO
  LARGE CAP             VALUE &              AGENCY              LARGE CAP               SVS                DYNAMIC
   GROWTH               GROWTH             SECURITIES              VALUE              INDEX 500              GROWTH
 PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
   CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
 -----------          -----------         ------------          -----------          -----------          -----------
  $      --            $      75            $   1,540            $     786            $     390            $      --
  ---------            ---------            ---------            ---------            ---------            ---------

      1,614                  364                1,333                1,972                1,541                  540
        129                   28                  103                  157                  122                   42
  ---------            ---------            ---------            ---------            ---------            ---------

      1,743                  392                1,436                2,129                1,663                  582
  ---------            ---------            ---------            ---------            ---------            ---------

     (1,743)                (317)                 104               (1,343)              (1,273)                (582)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                  561                   --                   --                   --
        254                   23                  229                1,451                2,137                  139
  ---------            ---------            ---------            ---------            ---------            ---------

        254                   23                  790                1,451                2,137                  139
  ---------            ---------            ---------            ---------            ---------            ---------

      3,691                2,102                   51               13,137                7,122                4,305
  ---------            ---------            ---------            ---------            ---------            ---------

  $   2,202            $   1,808            $     945            $  13,245            $   7,986            $   3,862
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        SVS JANUS           SVS JANUS           SVS MFS           SVS OAK
                                                        GROWTH AND           GROWTH            STRATEGIC         STRATEGIC
                                                          INCOME          OPPORTUNITIES          VALUE             EQUITY
                                                       PORTFOLIO -         PORTFOLIO -        PORTFOLIO -       PORTFOLIO -
                                                         CLASS B             CLASS B            CLASS B           CLASS B
                                                       -----------         -----------        -----------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $     --           $     46          $     --
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................             1,673                246              1,384               906
  Administrative fees .........................               130                 18                111                69
                                                         --------           --------           --------          --------

    Total expenses ............................             1,803                264              1,495               975
                                                         --------           --------           --------          --------

      Net investment income (loss) ............            (1,803)              (264)            (1,449)             (975)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 32                --
    Realized gain (loss) on sale of investments                72                 15              3,552              (145)
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................                72                 15              3,584              (145)
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            11,197              2,074             14,416             9,579
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  9,466           $  1,825           $ 16,551          $  8,459
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              SMITH                                   MULTIPLE              MULTIPLE
                                             BARNEY               MULTIPLE           DISCIPLINE            DISCIPLINE
 SVS TURNER              SMITH               PREMIER             DISCIPLINE          PORTFOLIO -          PORTFOLIO -
   MID CAP              BARNEY             SELECTIONS           PORTFOLIO -           BALANCED               GLOBAL
   GROWTH              DIVIDEND              ALL CAP              ALL CAP              ALL CAP              ALL CAP
 PORTFOLIO -           STRATEGY              GROWTH              GROWTH AND          GROWTH AND            GROWTH AND
   CLASS B             PORTFOLIO            PORTFOLIO              VALUE                VALUE                VALUE
 -----------           ---------           ----------           -----------          -----------          -----------
  $      --            $     409            $      --            $   7,158            $  29,111            $   5,298
  ---------            ---------            ---------            ---------            ---------            ---------

        297                  373                   21               22,777               49,982                6,306
         23                   29                    3                1,711                3,646                  539
  ---------            ---------            ---------            ---------            ---------            ---------

        320                  402                   24               24,488               53,628                6,845
  ---------            ---------            ---------            ---------            ---------            ---------

       (320)                   7                  (24)             (17,330)             (24,517)              (1,547)
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                8,536                8,158                3,999
         (1)                  74                    6               16,436                4,707                  136
  ---------            ---------            ---------            ---------            ---------            ---------

         (1)                  74                    6               24,972               12,865                4,135
  ---------            ---------            ---------            ---------            ---------            ---------

      3,032                  296                   31              108,783              111,076               54,213
  ---------            ---------            ---------            ---------            ---------            ---------

  $   2,711            $     377            $      13            $ 116,425            $  99,424            $  56,801
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 ALGER
                                                         MULTIPLE             ALGER            AMERICAN
                                                        DISCIPLINE          AMERICAN           LEVERAGED
                                                       PORTFOLIO -          BALANCED            ALLCAP
                                                        LARGE CAP          PORTFOLIO -        PORTFOLIO -      CONVERTIBLE
                                                        GROWTH AND           CLASS S            CLASS S         SECURITIES
                                                          VALUE              SHARES             SHARES          PORTFOLIO
                                                       -----------         -----------        -----------      -----------
INVESTMENT INCOME:
  Dividends ...................................          $    412           $  2,162           $     --          $ 47,336
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               686              3,145              1,522            21,445
  Administrative fees .........................                55                268                109             1,628
                                                         --------           --------           --------          --------

    Total expenses ............................               741              3,413              1,631            23,073
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (329)            (1,251)            (1,631)           24,263
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               555                 --                 --                --
    Realized gain (loss) on sale of investments              (225)               232                 18             1,230
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               330                232                 18             1,230
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             1,701              6,755              6,224            55,099
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  1,702           $  5,736           $  4,611          $ 80,592
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

 DISCIPLINED                                                                                                 LAZARD
   MID CAP              EQUITY              FEDERATED            FEDERATED                               INTERNATIONAL
    STOCK               INCOME             HIGH YIELD              STOCK              LARGE CAP              STOCK
  PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
 -----------           ---------           ----------            ---------            ---------          -------------
  $     281            $   6,587            $   8,976            $     217            $     270            $   4,814
  ---------            ---------            ---------            ---------            ---------            ---------

        706                2,706                1,108                  349                  306                1,780
         65                  214                   93                   25                   24                  147
  ---------            ---------            ---------            ---------            ---------            ---------

        771                2,920                1,201                  374                  330                1,927
  ---------            ---------            ---------            ---------            ---------            ---------

       (490)               3,667                7,775                 (157)                 (60)               2,887
  ---------            ---------            ---------            ---------            ---------            ---------

      3,018               13,933                   --                   --                   --                   --
        371                  600                  135                3,648                   11                1,136
  ---------            ---------            ---------            ---------            ---------            ---------

      3,389               14,533                  135                3,648                   11                1,136
  ---------            ---------            ---------            ---------            ---------            ---------

      7,404               12,355                 (227)                 646                1,836               27,887
  ---------            ---------            ---------            ---------            ---------            ---------

  $  10,303            $  30,555            $   7,683            $   4,137            $   1,787            $  31,910
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         MERRILL
                                                          LYNCH                MFS                MFS
                                                        LARGE CAP           EMERGING            MID CAP             MFS
                                                           CORE              GROWTH             GROWTH             VALUE
                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        ---------           ---------          ---------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $  2,093           $     --           $     --          $  1,139
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................             2,916                322                461               468
  Administrative fees .........................               222                 30                 37                36
                                                         --------           --------           --------          --------

    Total expenses ............................             3,138                352                498               504
                                                         --------           --------           --------          --------

      Net investment income (loss) ............            (1,045)              (352)              (498)              635
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --               873
    Realized gain (loss) on sale of investments             1,220                307                 23                16
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................             1,220                307                 23               889
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................            38,513              2,852              4,678             4,166
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 38,688           $  2,807           $  4,203          $  5,690
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        SOCIAL              TRAVELERS               U.S.                 AIM                  MFS
   PIONEER             AWARENESS             QUALITY             GOVERNMENT            CAPITAL               TOTAL
    FUND                 STOCK                BOND               SECURITIES         APPRECIATION             RETURN
  PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ---------            ---------            ---------            ----------         ------------           ---------
  $   2,576            $      23            $  16,457            $   7,521            $     235            $  30,869
  ---------            ---------            ---------            ---------            ---------            ---------

      2,930                   32                4,172                  571                1,206               10,187
        235                    3                  332                   52                   88                  812
  ---------            ---------            ---------            ---------            ---------            ---------

      3,165                   35                4,504                  623                1,294               10,999
  ---------            ---------            ---------            ---------            ---------            ---------

       (589)                 (12)              11,953                6,898               (1,059)              19,870
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                   31                   --               31,480
        171                   --                1,549                    8                 (189)               3,905
  ---------            ---------            ---------            ---------            ---------            ---------

        171                   --                1,549                   39                 (189)              35,385
  ---------            ---------            ---------            ---------            ---------            ---------

     25,561                  237               (9,313)              (4,998)               9,811               21,180
  ---------            ---------            ---------            ---------            ---------            ---------

  $  25,143            $     225            $   4,189            $   1,939            $   8,563            $  76,435
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SB
                                                                           ADJUSTABLE
                                                                              RATE               SMITH             SMITH
                                                         PIONEER             INCOME             BARNEY             BARNEY
                                                        STRATEGIC          PORTFOLIO -        AGGRESSIVE            HIGH
                                                          INCOME             CLASS I            GROWTH             INCOME
                                                        PORTFOLIO            SHARES            PORTFOLIO         PORTFOLIO
                                                        ---------          -----------        ----------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $ 21,720           $ 35,190           $     --          $ 31,345
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................             1,163             27,326              5,650             2,591
  Administrative fees .........................                90              2,063                429               207
                                                         --------           --------           --------          --------

    Total expenses ............................             1,253             29,389              6,079             2,798
                                                         --------           --------           --------          --------

      Net investment income (loss) ............            20,467              5,801             (6,079)           28,547
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --              2,023                --
    Realized gain (loss) on sale of investments                85               (991)             4,209             1,727
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................                85               (991)             6,232             1,727
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           (10,389)           (16,855)            35,195           (13,355)
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 10,163           $(12,045)          $ 35,348          $ 16,919
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         SMITH
    SMITH               BARNEY                SMITH                SMITH
   BARNEY                LARGE               BARNEY                BARNEY                                  TRAVELERS
  LARGE CAP         CAPITALIZATION           MID CAP               MONEY              STRATEGIC             MANAGED
    VALUE               GROWTH                CORE                 MARKET              EQUITY                INCOME
  PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ---------         --------------          ---------            ---------            ---------            ---------
  $      --            $     287            $      --            $   5,798            $     823            $   9,431
  ---------            ---------            ---------            ---------            ---------            ---------

          7                1,056                2,819                8,802                  654                1,541
          1                   83                  208                  689                   45                  129
  ---------            ---------            ---------            ---------            ---------            ---------

          8                1,139                3,027                9,491                  699                1,670
  ---------            ---------            ---------            ---------            ---------            ---------

         (8)                (852)              (3,027)              (3,693)                 124                7,761
  ---------            ---------            ---------            ---------            ---------            ---------

         --                   --                   --                   --                   --                   --
        745                   20                4,152                   --                  149                  243
  ---------            ---------            ---------            ---------            ---------            ---------

        745                   20                4,152                   --                  149                  243
  ---------            ---------            ---------            ---------            ---------            ---------

       (591)                (403)              45,997                   --                2,285               (6,321)
  ---------            ---------            ---------            ---------            ---------            ---------

  $     146            $  (1,235)           $  47,122            $  (3,693)           $   2,558            $   1,683
  =========            =========            =========            =========            =========            =========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                               EMERGING
                                                                           COMSTOCK             GROWTH          ENTERPRISE
                                                        VAN KAMPEN        PORTFOLIO -         PORTFOLIO -      PORTFOLIO -
                                                        ENTERPRISE         CLASS II             CLASS I          CLASS II
                                                        PORTFOLIO           SHARES              SHARES            SHARES
                                                        ----------        -----------         -----------      -----------
INVESTMENT INCOME:
  Dividends ...................................          $    170           $    402           $     --          $      3
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               585              5,018                336                37
  Administrative fees .........................                40                405                 25                 4
                                                         --------           --------           --------          --------

    Total expenses ............................               625              5,423                361                41
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (455)            (5,021)              (361)              (38)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --                 --                --
    Realized gain (loss) on sale of investments               (25)             1,595                 29                 8
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               (25)             1,595                 29                 8
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................               188             57,469              2,983                80
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $   (292)          $ 54,043           $  2,651          $     50
                                                         ========           ========           ========          ========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     SMITH                                                            DYNAMIC
    BARNEY                                                            CAPITAL
   SMALL CAP           CONTRAFUND(R)         CONTRAFUND(R)          APPRECIATION            MID CAP
    GROWTH              PORTFOLIO -          PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
 OPPORTUNITIES            SERVICE              SERVICE                SERVICE               SERVICE
   PORTFOLIO               CLASS               CLASS 2                CLASS 2               CLASS 2              COMBINED
 -------------         -------------         -------------          ------------          -----------           -----------
  $         1           $        67           $       127           $        --           $        --           $   446,727
  -----------           -----------           -----------           -----------           -----------           -----------

           24                   632                 8,158                   232                 5,008               431,516
            4                    54                   634                    19                   392                33,405
  -----------           -----------           -----------           -----------           -----------           -----------

           28                   686                 8,792                   251                 5,400               464,921
  -----------           -----------           -----------           -----------           -----------           -----------

          (27)                 (619)               (8,665)                 (251)               (5,400)              (18,194)
  -----------           -----------           -----------           -----------           -----------           -----------

           35                    --                    --                    --                    --               297,651
           10                   713                 5,997                    16                 1,164               106,473
  -----------           -----------           -----------           -----------           -----------           -----------

           45                   713                 5,997                    16                 1,164               404,124
  -----------           -----------           -----------           -----------           -----------           -----------

          176                 5,533                80,950                 3,143                89,045             2,486,518
  -----------           -----------           -----------           -----------           -----------           -----------

  $       194           $     5,627           $    78,282           $     2,908           $    84,809           $ 2,872,448
  ===========           ===========           ===========           ===========           ===========           ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      CAPITAL
                                                   APPRECIATION                  HIGH YIELD                   MANAGED ASSETS
                                                       FUND                      BOND TRUST                       TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (603)   $       (69)   $     4,835    $        --    $     1,863    $        --
  Realized gain (loss) ..................           401              8             62             --          1,259             --
  Change in unrealized gain (loss)
    on investments ......................        11,138          1,262         (1,011)            --          2,973             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        10,936          1,201          3,886             --          6,095             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       187,817          5,000         71,151             --        119,553             --
  Participant transfers from other
    funding options .....................            --             --          9,334             --            541             --
  Administrative charges ................            (5)            --             (1)            --             (1)            --
  Contract surrenders ...................        (2,847)            --           (349)            --         (8,053)            --
  Participant transfers to other
    funding options .....................          (347)            --           (430)            --           (450)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       184,618          5,000         79,705             --        111,590             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       195,554          6,201         83,591             --        117,685             --

NET ASSETS:
    Beginning of year ...................         6,201             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   201,755    $     6,201    $    83,591    $        --    $   117,685    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                 ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN
                                                                    GROWTH AND                 PREMIER GROWTH
        MONEY MARKET                    AIM V.I.                INCOME PORTFOLIO -               PORTFOLIO -
         PORTFOLIO                   UTILITIES FUND                   CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,563)   $      (409)   $      (311)   $       228    $    (3,205)   $    (1,542)   $      (897)   $       (53)
         --             --            599              4          1,128            828              8              4

         --             --         20,233          2,546         24,259         46,268          4,540            640
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (1,563)          (409)        20,521          2,778         22,182         45,554          3,651            591
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,264,737        250,006         76,989         36,150        121,403        157,032         59,765          5,525

      4,117             --          4,330            125             --             --            202             --
        (22)            --             --             --             --             --            (12)            --
   (343,726)            --         (1,454)           (31)            --             --           (120)            --

   (286,051)            --         (2,990)            --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    639,055        250,006         76,875         36,244        121,403        157,032         59,835          5,525
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    637,492        249,597         97,396         39,022        143,585        202,586         63,486          6,116

    249,597             --         39,022             --        202,586             --          6,116             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   887,089    $   249,597    $   136,418    $    39,022    $   346,171    $   202,586    $    69,602    $     6,116
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   GLOBAL GROWTH                                               GROWTH-INCOME
                                                      FUND -                      GROWTH FUND -                   FUND -
                                                  CLASS 2 SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (7,058)   $      (272)   $   (25,073)   $    (2,661)   $    (2,181)   $       298
  Realized gain (loss) ..................          (341)           202          1,334          1,325            573             85
  Change in unrealized gain (loss)
    on investments ......................        95,931          5,602        301,681         46,540        174,076         18,369
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        88,532          5,532        277,942         45,204        172,468         18,752
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       946,078         34,318      2,827,637        209,366      2,667,474        176,020
  Participant transfers from other
    funding options .....................        29,643          8,961        210,694         16,130        175,811             --
  Administrative charges ................           (12)            --            (45)            (2)           (37)            (1)
  Contract surrenders ...................        (5,208)            --        (22,375)        (1,307)        (8,248)            --
  Participant transfers to other
    funding options .....................       (32,341)          (377)       (17,374)          (380)       (17,735)          (381)
  Other payments to participants ........            --             --          2,751             --          3,668             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       938,160         42,902      3,001,288        223,807      2,820,933        175,638
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,026,692         48,434      3,279,230        269,011      2,993,401        194,390

NET ASSETS:
    Beginning of year ...................        48,434             --        269,011             --        194,390             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,075,126    $    48,434    $ 3,548,241    $   269,011    $ 3,187,791    $   194,390
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       CREDIT SUISSE                  CREDIT SUISSE                                                DREYFUS
           TRUST                      TRUST GLOBAL                   DELAWARE                   MIDCAP STOCK
      EMERGING MARKETS            POST-VENTURE CAPITAL           VIP REIT SERIES -               PORTFOLIO -
         PORTFOLIO                      PORTFOLIO                 STANDARD CLASS               SERVICE SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (590)   $       (16)   $      (620)   $       (15)   $    (3,308)   $       (55)   $      (909)   $       (37)
       (115)             2          2,207              2          2,119             53          2,499            471

      9,551            329          4,089            248         80,909          1,034         11,142            360
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      8,846            315          5,676            235         79,720          1,032         12,732            794
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     51,068          1,000         27,428          1,000        488,695          7,419         79,535          8,615

      1,069             --            820             --         12,328             --          7,671             --
         (1)            --             (1)            --            (18)            --             (1)            --
         --             --             17             --         (6,643)            --         (1,761)            --

       (750)            --             --             --         (4,025)          (386)        (3,004)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     51,386          1,000         28,264          1,000        490,337          7,033         82,440          8,615
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     60,232          1,315         33,940          1,235        570,057          8,065         95,172          9,409

      1,315             --          1,235             --          8,065             --          9,409             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    61,547    $     1,315    $    35,175    $     1,235    $   578,122    $     8,065    $   104,581    $     9,409
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      DREYFUS
                                                     SOCIALLY                    DREYFUS VIF                    DREYFUS VIF
                                                RESPONSIBLE GROWTH              APPRECIATION                    DEVELOPING
                                                    FUND, INC.-                  PORTFOLIO -                LEADERS PORTFOLIO -
                                                  SERVICE SHARES               INITIAL SHARES                 INITIAL SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (863)   $       (43)   $       669    $        19    $      (743)   $       (45)
  Realized gain (loss) ..................            18              2            (41)             5            384              7
  Change in unrealized gain (loss)
    on investments ......................         7,435            408          3,968            921         13,655          1,026
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         6,590            367          4,596            945         13,296            988
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       100,000          3,000        150,229          6,524        255,132          3,000
  Participant transfers from other
    funding options .....................            --             --            977             --         18,874             --
  Administrative charges ................            --             --             (9)            --             (2)            --
  Contract surrenders ...................            --             --         (4,657)            --         (4,889)            --
  Participant transfers to other
    funding options .....................            --             --             --             --         (7,471)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       100,000          3,000        146,540          6,524        261,644          3,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       106,590          3,367        151,136          7,469        274,940          3,988

NET ASSETS:
    Beginning of year ...................         3,367             --          7,469             --          3,988             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   109,956    $     3,367    $   158,605    $     7,469    $   278,928    $     3,988
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                     TEMPLETON                    TEMPLETON
          FRANKLIN                    MUTUAL SHARES             DEVELOPING MARKETS           FOREIGN SECURITIES
      SMALL CAP FUND -              SECURITIES FUND -            SECURITIES FUND -                 FUND -
       CLASS 2 SHARES                CLASS 2 SHARES               CLASS 2 SHARES               CLASS 2 SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (941)   $       (34)   $    (3,311)   $      (671)   $    (1,517)   $        (1)   $    (3,359)   $         3
         80              6            738            595            344              2            758              3

      8,541            823         35,513         20,544         52,362            444         72,351            401
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      7,680            795         32,940         20,468         51,189            445         69,750            407
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     88,225          2,000        342,219         90,379        488,190          1,000        583,311          1,000

      2,787             --          8,552             --          1,812             --         19,414             --
         (2)            --            (18)            (1)            --             --             (5)            --
         --             --         (5,328)            --         (3,096)            --         (5,052)            --

     (1,048)            --         (6,727)          (376)        (1,867)            --         (3,094)            --
         --             --             --             --             --             --          2,751             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     89,962          2,000        338,698         90,002        485,039          1,000        597,325          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     97,642          2,795        371,638        110,470        536,228          1,445        667,075          1,407

      2,795             --        110,470             --          1,445             --          1,407             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   100,437    $     2,795    $   482,108    $   110,470    $   537,673    $     1,445    $   668,482    $     1,407
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     TEMPLETON
                                                 GROWTH SECURITIES                                             DIVERSIFIED
                                                      FUND -                    APPRECIATION                STRATEGIC INCOME
                                                  CLASS 2 SHARES                  PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (2,747)   $       (71)   $     1,269    $       (75)   $     7,565    $        48
  Realized gain (loss) ..................         1,508              6            269              9             47              1
  Change in unrealized gain (loss)
    on investments ......................        60,017          1,894          9,701          2,209         (2,137)            29
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        58,778          1,829         11,239          2,143          5,475             78
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       603,321         16,364        211,615         17,000        181,915          1,000
  Participant transfers from other
    funding options .....................        18,264             --         26,015             --          2,275             --
  Administrative charges ................           (11)            (1)            --             --             (6)            --
  Contract surrenders ...................       (29,875)            --         (3,230)            --             --             --
  Participant transfers to other
    funding options .....................       (10,087)            --             --             --           (534)            --
  Other payments to participants ........            --             --          4,585             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       581,612         16,363        238,985         17,000        183,650          1,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       640,390         18,192        250,224         19,143        189,125          1,078

NET ASSETS:
    Beginning of year ...................        18,192             --         19,143             --          1,078             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   658,582    $    18,192    $   269,367    $    19,143    $   190,203    $     1,078
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                  SALOMON BROTHERS             SALOMON BROTHERS
                                                                      VARIABLE                     VARIABLE
        EQUITY INDEX                                              AGGRESSIVE GROWTH             GROWTH & INCOME
        PORTFOLIO -                    FUNDAMENTAL                     FUND -                       FUND -
      CLASS II SHARES                VALUE PORTFOLIO               CLASS I SHARES               CLASS I SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$     2,222    $       136    $    (1,588)   $       (88)   $    (1,157)   $       (31)   $        22    $       (11)
     (1,941)            24          9,451             15            532              5             10              2

     56,943          2,073          8,905          2,773         13,131            705          2,190            299
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     57,224          2,233         16,768          2,700         12,506            679          2,222            290
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    879,447         28,024        353,934          5,019        179,649          2,000         31,288          1,000

     15,355             --         25,442          8,961         11,059             --             --             --
         (3)            --            (20)            --             (6)            --             (1)            --
    (36,154)            --         (8,284)            --         (3,146)            --             --             --

    (14,254)          (386)          (167)            --        (13,534)            --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    844,391         27,638        370,905         13,980        174,022          2,000         31,287          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    901,615         29,871        387,673         16,680        186,528          2,679         33,509          1,290

     29,871             --         16,680             --          2,679             --          1,290             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   931,486    $    29,871    $   404,353    $    16,680    $   189,207    $     2,679    $    34,799    $     1,290
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                 GLOBAL LIFE                     GLOBAL
                                                     BALANCED                     SCIENCES                     TECHNOLOGY
                                                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                  SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       303    $        17    $    (1,475)   $       (13)   $      (880)   $       (17)
  Realized gain (loss) ..................           118              2            (86)             1             17              4
  Change in unrealized gain (loss)
    on investments ......................         3,069            351          2,287            217          2,821            441
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         3,490            370            726            205          1,958            428
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        11,800          3,000          1,155          1,000         33,294          1,000
  Participant transfers from other
    funding options .....................        30,490             --        101,651             --         55,302             --
  Administrative charges ................            (3)            --             (1)            --             --             --
  Contract surrenders ...................        (4,427)            --           (196)            --         (2,629)            --
  Participant transfers to other
    funding options .....................            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        37,860          3,000        102,609          1,000         85,967          1,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        41,350          3,370        103,335          1,205         87,925          1,428

NET ASSETS:
    Beginning of year ...................         3,370             --          1,205             --          1,428             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    44,720    $     3,370    $   104,540    $     1,205    $    89,353    $     1,428
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          MID CAP                       WORLDWIDE                     LAZARD
           GROWTH                        GROWTH                     RETIREMENT
        PORTFOLIO -                    PORTFOLIO -                   SMALL CAP                    GROWTH AND
       SERVICE SHARES                SERVICE SHARES                  PORTFOLIO                 INCOME PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (363)   $      (154)   $       (31)   $       (11)   $    (1,438)   $       (13)   $     3,139    $        40
         62             13             14              4            369              2          9,315              4

      4,216          2,078            132            589         27,056            344         66,483          1,451
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      3,915          1,937            115            582         25,987            333         78,937          1,495
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      5,153          2,026          2,341          2,000        191,848          1,000      1,071,331         15,908

     11,860          8,961             --             --         19,755             --         11,970             --
         --             --             (2)            --             (2)            --            (10)            --
         --             --            (41)            --         (2,701)            --         (2,464)            --

         --             --             --             --           (806)            --        (13,900)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     17,013         10,987          2,298          2,000        208,094          1,000      1,066,927         15,908
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     20,928         12,924          2,413          2,582        234,081          1,333      1,145,864         17,403

     12,924             --          2,582             --          1,333             --         17,403             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    33,852    $    12,924    $     4,995    $     2,582    $   235,414    $     1,333    $ 1,163,267    $    17,403
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                MERRILL LYNCH                 MERRILL LYNCH
                                                                                   GLOBAL                         VALUE
                                                   MID-CAP VALUE               ALLOCATION V.I.             OPPORTUNITIES V.I.
                                                     PORTFOLIO                FUND - CLASS III              FUND - CLASS III
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (4,661)   $       (69)   $    18,825    $        28    $    (2,270)   $        --
  Realized gain (loss) ..................        12,849            314            216             --        115,752             --
  Change in unrealized gain (loss)
    on investments ......................        89,584          2,866         41,773             46        (82,922)            68
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        97,772          3,111         60,814             74         30,560             68
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       700,782         27,091        705,147          1,000        420,536          1,000
  Participant transfers from other
    funding options .....................       183,388          1,522         10,752             --          9,551             --
  Administrative charges ................           (14)            --             --             --             (1)            --
  Contract surrenders ...................       (10,280)            --         (1,307)            --           (276)            --
  Participant transfers to other
    funding options .....................        (2,250)            --         (2,223)            --        (19,830)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       871,626         28,613        712,369          1,000        409,980          1,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       969,398         31,724        773,183          1,074        440,540          1,068

NET ASSETS:
    Beginning of year ...................        31,724             --          1,074             --          1,068             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,001,122    $    31,724    $   774,257    $     1,074    $   441,608    $     1,068
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        OPPENHEIMER                                                                               PUTNAM VT
        MAIN STREET                    REAL RETURN                 TOTAL RETURN                 INTERNATIONAL
         FUND/VA -                     PORTFOLIO -                  PORTFOLIO -                 EQUITY FUND -
       SERVICE SHARES             ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS            CLASS IB SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,230)   $        --    $    (3,725)   $       (85)   $      (195)   $        58    $      (814)   $       (29)
         16             --         33,561            221         29,929            561             38              3

     13,604             --         14,147            (92)        (3,917)          (192)         8,754            840
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     12,390             --         43,983             44         25,817            427          7,978            814
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    200,835             --      1,142,607          3,895      2,130,334         75,505         49,478          4,528

      1,236             --        143,813          8,961        269,509             --         17,143             --
         (1)            --            (26)            --            (45)            (2)            (6)            --
     (1,184)            --        (14,771)            --        (28,999)        (1,182)        (1,862)            --

         (6)            --        (23,315)          (373)      (172,069)       (22,358)          (184)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    200,880             --      1,248,308         12,483      2,198,730         51,963         64,569          4,528
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    213,270             --      1,292,291         12,527      2,224,547         52,390         72,547          5,342

         --             --         12,527             --         52,390             --          5,342             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   213,270    $        --    $ 1,304,818    $    12,527    $ 2,276,937    $    52,390    $    77,889    $     5,342
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     PUTNAM VT
                                                     SMALL CAP
                                                   VALUE FUND -                    ALL CAP                  INVESTORS FUND -
                                                  CLASS IB SHARES              FUND - CLASS I                    CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (2,287)   $       (66)   $    (2,837)   $    (1,759)   $       997    $       (12)
  Realized gain (loss) ..................         3,113             48          3,091            994             25            261
  Change in unrealized gain (loss)
    on investments ......................        50,745          2,292         18,813         40,806          7,424             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        51,571          2,274         19,067         40,041          8,446            249
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       246,270         15,459        290,977        107,853        123,357           (249)
  Participant transfers from other
    funding options .....................        52,000             --         20,109             --            137             --
  Administrative charges ................            (7)            --            (11)            --             (2)            --
  Contract surrenders ...................       (17,143)            --        (12,340)            --           (117)            --
  Participant transfers to other
    funding options .....................          (216)          (385)        (1,919)            --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       280,904         15,074        296,816        107,853        123,375           (249)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       332,475         17,348        315,883        147,894        131,821             --

NET ASSETS:
    Beginning of year ...................        17,348             --        147,894             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   349,823    $    17,348    $   463,777    $   147,894    $   131,821    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                      SCUDDER
                                                                    REAL ESTATE                 21ST CENTURY
         LARGE CAP                      SMALL CAP                   SECURITIES                     GROWTH
       GROWTH FUND -                  GROWTH FUND -                 PORTFOLIO -                  PORTFOLIO -
          CLASS I                        CLASS I                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (259)   $       (16)   $    (1,243)   $      (205)   $    (2,384)   $      (344)   $      (118)   $       (14)
         45              3            389             24          1,726            199            (31)             1

      1,220            401         18,711          4,092         49,795          5,335            151            138
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,006            388         17,857          3,911         49,137          5,190              2            125
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     50,002          1,000        212,506          1,000        170,469         72,251          6,321          1,000

      1,978             --            190         13,442            645             --             --             --
         (5)            --             (3)            --            (11)            (1)            --             --
       (176)            --         (4,258)            --         (3,450)        (4,530)          (514)            --

     (1,527)            --           (343)            --         (6,852)            --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     50,272          1,000        208,092         14,442        160,801         67,720          5,807          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     51,278          1,388        225,949         18,353        209,938         72,910          5,809          1,125

      1,388             --         18,353             --         72,910             --          1,125             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    52,666    $     1,388    $   244,302    $    18,353    $   282,848    $    72,910    $     6,934    $     1,125
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                               GROWTH AND
                                                  CAPITAL GROWTH              GLOBAL DISCOVERY                   INCOME
                                                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                      CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (735)   $      (115)   $      (309)   $       (17)   $    (2,186)   $      (219)
  Realized gain (loss) ..................           294            358            827              1          6,133              4
  Change in unrealized gain (loss)
    on investments ......................         3,562          1,398          3,632            358          8,931          4,611
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         3,121          1,641          4,150            342         12,878          4,396
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        22,585         27,892         21,242          4,769         56,293        105,408
  Participant transfers from other
    funding options .....................           564             --             --             --            220             --
  Administrative charges ................            (3)            --             (2)            --             (2)            --
  Contract surrenders ...................        (3,167)            --              7             --         (1,377)            --
  Participant transfers to other
    funding options .....................           (46)            --           (107)            --         (1,141)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        19,933         27,892         21,140          4,769         53,993        105,408
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        23,054         29,533         25,290          5,111         66,871        109,804

NET ASSETS:
    Beginning of year ...................        29,533             --          5,111             --        109,804             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    52,587    $    29,533    $    30,401    $     5,111    $   176,675    $   109,804
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                      SCUDDER                      SCUDDER
       HEALTH SCIENCES                INTERNATIONAL              AGGRESSIVE GROWTH                BLUE CHIP
        PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
          CLASS B                        CLASS B                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,539)   $      (148)   $      (640)   $      (132)   $       (26)   $       (14)   $    (1,589)   $      (119)
        524            173            284             26              3              1          2,710             40

     12,232          2,058         10,406          2,974             37            175         11,965          2,076
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     11,217          2,083         10,050          2,868             14            162         13,086          1,997
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     97,422         33,250         41,511         35,306             --          1,000         91,507         30,869

      5,873             --            275             --             --             --             89             --
         (2)            --             (2)            --             --             --             (2)            --
        (24)        (3,333)           (62)           (64)            --             --         (3,229)          (628)

       (195)            (2)        (1,556)          (289)            --             --         (1,454)          (238)
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    103,074         29,915         40,166         34,953             --          1,000         86,911         30,003
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    114,291         31,998         50,216         37,821             14          1,162         99,997         32,000

     31,998             --         37,821             --          1,162             --         32,000             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   146,289    $    31,998    $    88,037    $    37,821    $     1,176    $     1,162    $   131,997    $    32,000
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SCUDDER                                                    SCUDDER
                                                   CONSERVATIVE                    SCUDDER                       GLOBAL
                                                  INCOME STRATEGY               FIXED INCOME                    BLUE CHIP
                                                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                      CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (502)   $        --    $     2,183    $      (594)   $      (726)   $       (76)
  Realized gain (loss) ..................             4             --          4,837             54            162              4
  Change in unrealized gain (loss)
    on investments ......................         2,400             --            502            941          4,855          1,660
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,902             --          7,522            401          4,291          1,588
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       149,723             --        279,592        237,555         21,909         20,150
  Participant transfers from other
    funding options .....................            --             --          7,362             --          7,536             --
  Administrative charges ................            --             --            (11)            (1)            --             --
  Contract surrenders ...................            --             --         (9,222)        (5,191)          (340)           (57)
  Participant transfers to other
    funding options .....................            --             --        (16,696)            --           (319)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       149,723             --        261,025        232,363         28,786         20,093
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       151,625             --        268,547        232,764         33,077         21,681

NET ASSETS:
    Beginning of year ...................            --             --        232,764             --         21,681             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   151,625    $        --    $   501,311    $   232,764    $    54,758    $    21,681
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          SCUDDER
          GROWTH &
           INCOME                                                     SCUDDER                      SCUDDER
          STRATEGY                       SCUDDER                  GROWTH STRATEGY                HIGH INCOME
        PORTFOLIO -                GROWTH PORTFOLIO -               PORTFOLIO -                  PORTFOLIO -
          CLASS B                        CLASS B                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$        (6)   $        --    $      (600)   $      (146)   $      (146)   $        --    $     7,830    $      (696)
         --             --             90            141              4             --            (21)           779

         84             --          1,869          1,567          1,872             --         13,837          6,749
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         78             --          1,359          1,562          1,730             --         21,646          6,832
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,000             --         12,092         29,710         28,069             --        117,548        130,308

         --             --          1,039             94             --             --          2,756            586
         --             --             (1)            --             --             --            (11)            (1)
         --             --           (612)        (3,788)            --             --         (6,551)        (5,730)

         --             --           (348)           (81)            --             --         (7,745)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,000             --         12,170         25,935         28,069             --        105,997        125,163
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      1,078             --         13,529         27,497         29,799             --        127,643        131,995

         --             --         27,497             --             --             --        131,995             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$     1,078    $        --    $    41,026    $    27,497    $    29,799    $        --    $   259,638    $   131,995
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SCUDDER                      SCUDDER
                                                     INCOME &                   INTERNATIONAL                    SCUDDER
                                                  GROWTH STRATEGY               SELECT EQUITY                 MONEY MARKET
                                                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                      CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $        (6)   $        --    $    (2,195)   $      (207)   $      (419)   $      (105)
  Realized gain (loss) ..................            --             --          3,185            345             --             --
  Change in unrealized gain (loss)
    on investments ......................            66             --         23,276          4,646             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            60             --         24,266          4,784           (419)          (105)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,000             --        107,443         46,067         41,489         24,975
  Participant transfers from other
    funding options .....................            --             --            404             --          1,306             --
  Administrative charges ................            --             --             (4)            --             (3)            --
  Contract surrenders ...................            --             --         (3,447)           (64)        (5,092)        (3,184)
  Participant transfers to other
    funding options .....................            --             --         (3,691)          (323)          (301)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         1,000             --        100,705         45,680         37,399         21,791
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         1,060             --        124,971         50,464         36,980         21,686

NET ASSETS:
    Beginning of year ...................            --             --         50,464             --         21,686             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $     1,060    $        --    $   175,435    $    50,464    $    58,666    $    21,686
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          SCUDDER                                                     SCUDDER
         SMALL CAP                       SCUDDER                    TECHNOLOGY                     SCUDDER
           GROWTH                   STRATEGIC INCOME                  GROWTH                    TOTAL RETURN
        PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
          CLASS B                        CLASS B                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,749)   $      (151)   $    (3,135)   $      (540)   $      (769)   $       (42)   $      (262)   $       (62)
        654            405          6,449              8            501              2            129              1

     16,720          1,580          8,864          2,185          8,390            538          1,448            715
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     15,625          1,834         12,178          1,653          8,122            498          1,315            654
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     99,573         31,258         91,578        112,432         51,448          5,990          8,781         28,579

      3,238            271          2,406            327          5,091             --            617             --
         (1)            --             (8)            (1)            (1)            --             (2)            --
     (1,113)           (51)        (9,831)        (4,505)             7             --             --             --

     (5,599)            --         (4,186)            --             --             --         (5,665)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     96,098         31,478         79,959        108,253         56,545          5,990          3,731         28,579
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    111,723         33,312         92,137        109,906         64,667          6,488          5,046         29,233

     33,312             --        109,906             --          6,488             --         29,233             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   145,035    $    33,312    $   202,043    $   109,906    $    71,155    $     6,488    $    34,279    $    29,233
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                  SVS DREMAN                    SVS DREMAN
                                                     SVS DAVIS                     FINANCIAL                    HIGH RETURN
                                                   VENTURE VALUE                   SERVICES                       EQUITY
                                                    PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,095)   $      (121)   $      (816)   $       (46)   $    (2,775)   $      (531)
  Realized gain (loss) ..................           219          1,046            103              1          4,721            129
  Change in unrealized gain (loss)
    on investments ......................        22,371          1,313          9,780            804         39,149         11,383
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        19,495          2,238          9,067            759         41,095         10,981
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       248,327         16,611         84,967         15,310        233,203        134,228
  Participant transfers from other
    funding options .....................         1,899             --             33             --          1,558             --
  Administrative charges ................            (7)            --             (2)            --            (18)            (1)
  Contract surrenders ...................        (2,269)        (3,360)           (79)            --         (6,814)        (2,458)
  Participant transfers to other
    funding options .....................          (695)            --         (3,191)            --         (5,011)          (885)
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       247,255         13,251         81,728         15,310        222,918        130,884
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       266,750         15,489         90,795         16,069        264,013        141,865

NET ASSETS:
    Beginning of year ...................        15,489             --         16,069             --        141,865             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   282,239    $    15,489    $   106,864    $    16,069    $   405,878    $   141,865
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                   SVS II
                                        SVS EAGLE                                                  SCUDDER
         SVS DREMAN                      FOCUSED                     SVS FOCUS                  GOVERNMENT &
         SMALL CAP                      LARGE CAP                     VALUE &                      AGENCY
           VALUE                         GROWTH                       GROWTH                     SECURITIES
        PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
          CLASS B                        CLASS B                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (2,240)   $      (177)   $    (1,743)   $      (216)   $      (317)   $       (68)   $       104    $      (447)
      1,563            361            254              8             23              3            790              4

     31,636          3,939          3,691          3,539          2,102          1,162             51            772
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     30,959          4,123          2,202          3,331          1,808          1,097            945            329
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    161,073         33,420         72,057         55,818         10,290         11,453         16,813         84,564

         94             --          5,533             73          5,082             --          1,861             --
         (6)            --             (2)            --             (1)            --             (7)            (1)
       (569)        (3,492)        (2,154)           (96)            --             --         (5,964)        (5,203)

     (5,574)          (368)        (1,684)            --             --             --        (15,639)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    155,018         29,560         73,750         55,795         15,371         11,453         (2,936)        79,360
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    185,977         33,683         75,952         59,126         17,179         12,550         (1,991)        79,689

     33,683             --         59,126             --         12,550             --         79,689             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   219,660    $    33,683    $   135,078    $    59,126    $    29,729    $    12,550    $    77,698    $    79,689
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SVS II                                                       SVS
                                                      SCUDDER                                                    INVESCO
                                                     LARGE CAP                       SVS                         DYNAMIC
                                                       VALUE                      INDEX 500                      GROWTH
                                                    PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                      CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,343)   $      (104)   $    (1,273)   $      (209)   $      (582)   $       (44)
  Realized gain (loss) ..................         1,451              4          2,137             44            139              2
  Change in unrealized gain (loss)
    on investments ......................        13,137          2,228          7,122          3,865          4,305            668
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        13,245          2,128          7,986          3,700          3,862            626
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       141,683         28,491         57,409         38,321         22,356         13,882
  Participant transfers from other
    funding options .....................           494             --            890              7            389             --
  Administrative charges ................            (4)            --             (9)            --             (2)            --
  Contract surrenders ...................        (4,065)           (28)          (474)          (379)        (1,379)            --
  Participant transfers to other
    funding options .....................          (725)            --           (684)          (262)            --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       137,383         28,463         57,132         37,687         21,364         13,882
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       150,628         30,591         65,118         41,387         25,226         14,508

NET ASSETS:
    Beginning of year ...................        30,591             --         41,387             --         14,508             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   181,219    $    30,591    $   106,505    $    41,387    $    39,734    $    14,508
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

         SVS JANUS                      SVS JANUS                     SVS MFS                      SVS OAK
         GROWTH AND                      GROWTH                      STRATEGIC                    STRATEGIC
           INCOME                     OPPORTUNITIES                    VALUE                       EQUITY
        PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
          CLASS B                        CLASS B                      CLASS B                      CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,803)   $       (74)   $      (264)   $       (14)   $    (1,449)   $       (22)   $      (975)   $       (16)
         72              3             15             --          3,584              1           (145)             1

     11,197          1,223          2,074            121         14,416            425          9,579            267
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      9,466          1,152          1,825            107         16,551            404          8,459            252
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     65,522         25,030         15,272          1,000        100,480         14,306         85,912          4,000

     17,379             --             19             --             --             --             --             --
         (1)            --             --             --             (2)            --             (3)            --
       (828)          (139)            --             --             21             --         (1,126)            --

       (106)            --            (76)            --           (809)            --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     81,966         24,891         15,215          1,000         99,690         14,306         84,783          4,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     91,432         26,043         17,040          1,107        116,241         14,710         93,242          4,252

     26,043             --          1,107             --         14,710             --          4,252             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   117,475    $    26,043    $    18,147    $     1,107    $   130,951    $    14,710    $    97,494    $     4,252
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                  SMITH
                                                                                                                 BARNEY
                                                    SVS TURNER                                                   PREMIER
                                                      MID CAP                   SMITH BARNEY                   SELECTIONS
                                                      GROWTH                      DIVIDEND                       ALL CAP
                                                    PORTFOLIO -                   STRATEGY                       GROWTH
                                                      CLASS B                     PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (320)   $       (15)   $         7    $        (9)   $       (24)   $       (16)
  Realized gain (loss) ..................            (1)             2             74              2              6              2
  Change in unrealized gain (loss)
    on investments ......................         3,032            223            296            225             31            331
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         2,711            210            377            218             13            317
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        52,111          1,000         42,316          1,000             --          1,000
  Participant transfers from other
    funding options .....................            --             --             --             --             --             --
  Administrative charges ................            --             --             (6)            --             --             --
  Contract surrenders ...................            --             --             --             --             --             --
  Participant transfers to other
    funding options .....................            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        52,111          1,000         42,310          1,000             --          1,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        54,822          1,210         42,687          1,218             13          1,317

NET ASSETS:
    Beginning of year ...................         1,210             --          1,218             --          1,317             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    56,032    $     1,210    $    43,905    $     1,218    $     1,330    $     1,317
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                        MULTIPLE                     MULTIPLE
          MULTIPLE                     DISCIPLINE                   DISCIPLINE                    MULTIPLE
         DISCIPLINE                    PORTFOLIO -                  PORTFOLIO -                  DISCIPLINE
        PORTFOLIO -                     BALANCED                      GLOBAL                     PORTFOLIO -
          ALL CAP                        ALL CAP                      ALL CAP                     LARGE CAP
         GROWTH AND                    GROWTH AND                   GROWTH AND                   GROWTH AND
           VALUE                          VALUE                        VALUE                        VALUE
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$   (17,330)   $    (2,692)   $   (24,517)   $    (3,143)   $    (1,547)   $       (86)   $      (329)   $       (48)
     24,972            111         12,865            174          4,135            126            330             66

    108,783         34,727        111,076         60,347         54,213          1,217          1,701          1,098
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    116,425         32,146         99,424         57,378         56,801          1,257          1,702          1,116
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,552,384        199,718      2,287,557      1,278,343        930,288          9,500         39,933         12,000

    414,148        121,774        149,258             --        265,136             --            475             --
       (163)           (16)           (20)            (4)            (8)            (1)            (6)            --
    (43,489)            --       (156,410)        (2,273)        (1,806)        (1,258)            --             --

   (200,143)            --        (23,605)            --           (252)            --           (211)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,722,737        321,476      2,256,780      1,276,066      1,193,358          8,241         40,191         12,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,839,162        353,622      2,356,204      1,333,444      1,250,159          9,498         41,893         13,116

    353,622             --      1,333,444             --          9,498             --         13,116             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,192,784    $   353,622    $ 3,689,648    $ 1,333,444    $ 1,259,657    $     9,498    $    55,009    $    13,116
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    ALGER
                                                       ALGER                      AMERICAN
                                                     AMERICAN                     LEVERAGED
                                                     BALANCED                      ALLCAP
                                                    PORTFOLIO -                  PORTFOLIO -                   CONVERTIBLE
                                                      CLASS S                      CLASS S                     SECURITIES
                                                      SHARES                       SHARES                       PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,251)   $      (539)   $    (1,631)   $       (44)   $    24,263    $       756
  Realized gain (loss) ..................           232             80             18              3          1,230              3
  Change in unrealized gain (loss)
    on investments ......................         6,755          6,127          6,224            394         55,099            676
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         5,736          5,668          4,611            353         80,592          1,435
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        92,923        122,970        100,995          3,000      2,189,352         30,360
  Participant transfers from other
    funding options .....................         5,893            966          5,402             --         26,587             --
  Administrative charges ................            (5)            (1)            (2)            --            (22)            --
  Contract surrenders ...................        (4,822)          (803)             6             --        (52,638)            --
  Participant transfers to other
    funding options .....................          (487)            --         (2,506)            --        (19,226)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        93,502        123,132        103,895          3,000      2,144,053         30,360
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        99,238        128,800        108,506          3,353      2,224,645         31,795

NET ASSETS:
    Beginning of year ...................       128,800             --          3,353             --         31,795             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   228,038    $   128,800    $   111,859    $     3,353    $ 2,256,440    $    31,795
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        DISCIPLINED
          MID CAP                        EQUITY                      FEDERATED                    FEDERATED
           STOCK                         INCOME                     HIGH YIELD                      STOCK
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (490)   $       (24)   $     3,667    $       (54)   $     7,775    $       189    $      (157)   $         4
      3,389              5         14,533             11            135              1          3,648              4

      7,404            721         12,355          2,040           (227)           (20)           646            582
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     10,303            702         30,555          1,997          7,683            170          4,137            590
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    104,153          2,000        485,393          2,000        114,370          2,895        455,980          2,000

         --             --         20,954         10,753          3,903             --         12,824             --
         (2)            --             (8)            --             (2)            --             --             --
     (5,656)            --         (1,842)            --            (23)            --             --             --

       (410)            --        (13,433)            --         (1,141)            --       (459,886)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     98,085          2,000        491,064         12,753        117,107          2,895          8,918          2,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    108,388          2,702        521,619         14,750        124,790          3,065         13,055          2,590

      2,702             --         14,750             --          3,065             --          2,590             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   111,090    $     2,702    $   536,369    $    14,750    $   127,855    $     3,065    $    15,645    $     2,590
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                              MERRILL LYNCH
                                                                                   LAZARD                       LARGE CAP
                                                     LARGE CAP               INTERNATIONAL STOCK                  CORE
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (60)   $       (20)   $     2,887    $         6    $    (1,045)   $         7
  Realized gain (loss) ..................            11              3          1,136              2          1,220             45
  Change in unrealized gain (loss)
    on investments ......................         1,836            471         27,887            321         38,513          1,028
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,787            454         31,910            329         38,688          1,080
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        31,019          2,000        317,350          1,000        380,872         20,513
  Participant transfers from other
    funding options .....................           197             --             72             --          4,411             --
  Administrative charges ................            (3)            --             (5)            --             (8)            (1)
  Contract surrenders ...................            --             --         (4,609)            --        (11,421)        (1,252)
  Participant transfers to other
    funding options .....................          (413)            --        (10,019)            --         (4,002)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        30,800          2,000        302,789          1,000        369,852         19,260
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        32,587          2,454        334,699          1,329        408,540         20,340

NET ASSETS:
    Beginning of year ...................         2,454             --          1,329             --         20,340             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    35,041    $     2,454    $   336,028    $     1,329    $   428,880    $    20,340
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

            MFS                            MFS
          EMERGING                       MID CAP                        MFS                        PIONEER
           GROWTH                        GROWTH                        VALUE                        FUND
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (352)   $      (172)   $      (498)   $       (64)   $       635    $        --    $      (589)   $         4
        307              9             23              2            889             --            171              1

      2,852          1,884          4,678            622          4,166             --         25,561            210
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      2,807          1,721          4,203            560          5,690             --         25,143            215
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     26,412         16,000         39,393         15,996         99,885             --        268,954          1,000

         --             --          4,040             --             --             --          8,493             --
         --             --             (1)            --             --             --             (5)            --
     (2,683)            --           (438)            --             --             --         (5,675)            --

         --             --            (60)            --             --             --           (419)            --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     23,729         16,000         42,934         15,996         99,885             --        271,348          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     26,536         17,721         47,137         16,556        105,575             --        296,491          1,215

     17,721             --         16,556             --             --             --          1,215             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    44,257    $    17,721    $    63,693    $    16,556    $   105,575    $        --    $   297,706    $     1,215
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                   U.S.
                                                       SOCIAL                      TRAVELERS                    GOVERNMENT
                                                   AWARENESS STOCK               QUALITY BOND                   SECURITIES
                                                      PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (12)   $        --    $    11,953    $     1,619    $     6,898    $        --
  Realized gain (loss) ..................            --             --          1,549              6             39             --
  Change in unrealized gain (loss)
    on investments ......................           237             --         (9,313)        (1,155)        (4,998)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           225             --          4,189            470          1,939             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        43,000             --        356,589         37,142        170,225             --
  Participant transfers from other
    funding options .....................            --             --        161,345             --             --             --
  Administrative charges ................            --             --            (25)            --             (4)            --
  Contract surrenders ...................            --             --       (116,651)            --             --             --
  Participant transfers to other
    funding options .....................            --             --        (93,864)            --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        43,000             --        307,394         37,142        170,221             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        43,225             --        311,583         37,612        172,160             --

NET ASSETS:
    Beginning of year ...................            --             --         37,612             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    43,225    $        --    $   349,195    $    37,612    $   172,160    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                     SB
                                                                                               ADJUSTABLE RATE
                                                                      PIONEER                      INCOME
        AIM CAPITAL                        MFS                       STRATEGIC                   PORTFOLIO -
        APPRECIATION                  TOTAL RETURN                    INCOME                       CLASS I
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                     SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,059)   $       (14)   $    19,870    $       421    $    20,467    $        --    $     5,801    $        (1)
       (189)             2         35,385              6             85             --           (991)            --

      9,811            275         21,180          1,523        (10,389)            --        (16,855)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      8,563            263         76,435          1,950         10,163             --        (12,045)            (1)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    178,257          1,000      1,250,943         17,295        322,447             --      3,639,927          1,000

         --             --         24,732         13,442            386             --         23,876             --
         --             --            (41)            (1)            --             --            (15)            --
     (2,685)            --       (102,553)            --           (633)            --       (158,409)            --

     (6,695)            --        (30,713)            --         (1,357)            --       (457,306)            --
         --             --             --             --             --             --         15,842             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    168,877          1,000      1,142,368         30,736        320,843             --      3,063,915          1,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    177,440          1,263      1,218,803         32,686        331,006             --      3,051,870            999

      1,263             --         32,686             --             --             --            999             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   178,703    $     1,263    $ 1,251,489    $    32,686    $   331,006    $        --    $ 3,052,869    $       999
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    SMITH BARNEY                                               SMITH BARNEY
                                                     AGGRESSIVE                  SMITH BARNEY                    LARGE CAP
                                                       GROWTH                     HIGH INCOME                      VALUE
                                                      PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (6,079)   $    (1,762)   $    28,547    $        68    $        (8)   $         8
  Realized gain (loss) ..................         6,232            411          1,727              1            745              4
  Change in unrealized gain (loss)
    on investments ......................        35,195         25,306        (13,355)           118           (591)           592
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        35,348         23,955         16,919            187            146            604
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       387,914        103,608        396,376          1,000         (2,750)         2,000
  Participant transfers from other
    funding options .....................        25,233             --          2,659             --             --             --
  Administrative charges ................           (31)            --             (2)            --             --             --
  Contract surrenders ...................       (34,412)            --        (25,008)            --             --             --
  Participant transfers to other
    funding options .....................            --             --             --             --             --             --
  Other payments to participants ........         4,585             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       383,289        103,608        374,025          1,000         (2,750)         2,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       418,637        127,563        390,944          1,187         (2,604)         2,604

NET ASSETS:
    Beginning of year ...................       127,563             --          1,187             --          2,604             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   546,200    $   127,563    $   392,131    $     1,187    $        --    $     2,604
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

        SMITH BARNEY
           LARGE                      SMITH BARNEY
       CAPITALIZATION                    MID CAP                   SMITH BARNEY                   STRATEGIC
           GROWTH                         CORE                     MONEY MARKET                    EQUITY
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (852)   $      (193)   $    (3,027)   $       (16)   $    (3,693)   $      (507)   $       124    $       (30)
         20             19          4,152              3             --             --            149              4

       (403)         3,729         45,997            318             --             --          2,285            571
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (1,235)         3,555         47,122            305         (3,693)          (507)         2,558            545
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     60,461         17,000        444,527          1,012      2,126,299        225,440         58,605          2,000

        952             --             --             --         11,000             --             --             --
         (1)            --             (1)            --             --             (5)            --             --
         --             --        (61,353)            --        (17,240)            --         (2,664)            --

       (321)            --             --             --       (852,042)      (189,029)            --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     61,091         17,000        383,173          1,012      1,268,017         36,406         55,941          2,000
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     59,856         20,555        430,295          1,317      1,264,324         35,899         58,499          2,545

     20,555             --          1,317             --         35,899             --          2,545             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    80,411    $    20,555    $   431,612    $     1,317    $ 1,300,223    $    35,899    $    61,044    $     2,545
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      TRAVELERS                                                  COMSTOCK
                                                       MANAGED                    VAN KAMPEN                    PORTFOLIO -
                                                       INCOME                     ENTERPRISE                     CLASS II
                                                      PORTFOLIO                    PORTFOLIO                      SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     7,761    $        56    $      (455)   $       (13)   $    (5,021)   $       (92)
  Realized gain (loss) ..................           243              1            (25)             2          1,595              3
  Change in unrealized gain (loss)
    on investments ......................        (6,321)            24            188            242         57,469          1,985
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,683             81           (292)           231         54,043          1,896
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       197,252          2,000         30,792          1,000        551,815         24,129
  Participant transfers from other
    funding options .....................         8,461             --             --             --         11,311             --
  Administrative charges ................            (2)            --             --             --             (6)            --
  Contract surrenders ...................        (7,473)            --             --             --        (50,673)            --
  Participant transfers to other
    funding options .....................          (571)            --             --             --         (1,500)            --
  Other payments to participants ........        15,843             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       213,510          2,000         30,792          1,000        510,947         24,129
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       215,193          2,081         30,500          1,231        564,990         26,025

NET ASSETS:
    Beginning of year ...................         2,081             --          1,231             --         26,025             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   217,274    $     2,081    $    31,731    $     1,231    $   591,015    $    26,025
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          EMERGING                                                 SMITH BARNEY
           GROWTH                      ENTERPRISE                    SMALL CAP
        PORTFOLIO -                    PORTFOLIO -                    GROWTH                    CONTRAFUND(R)
          CLASS I                       CLASS II                   OPPORTUNITIES                 PORTFOLIO -
           SHARES                        SHARES                      PORTFOLIO                  SERVICE CLASS
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$      (361)   $      (100)   $       (38)   $       (29)   $       (27)   $       (17)   $      (619)   $       (32)
         29              7              8              3             45              3            713              4

      2,983            953             80            486            176            453          5,533            590
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      2,651            860             50            460            194            439          5,627            562
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     21,883          7,047             --          2,000             --          1,000         92,899          2,020

         --             --             --             --             --             --        100,000             --
         (1)            --             --             --             --             --            (13)            --
         --             --             --             --             --             --        (19,241)            --

         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     21,882          7,047             --          2,000             --          1,000        173,645          2,020
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     24,533          7,907             50          2,460            194          1,439        179,272          2,582

      7,907             --          2,460             --          1,439             --          2,582             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    32,440    $     7,907    $     2,510    $     2,460    $     1,633    $     1,439    $   181,854    $     2,582
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    DYNAMIC
                                                                                    CAPITAL
                                                    CONTRAFUND(R)                 APPRECIATION                     MID CAP
                                                     PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                       SERVICE                      SERVICE                       SERVICE
                                                       CLASS 2                      CLASS 2                       CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (8,665)   $      (196)   $      (251)   $       (14)   $    (5,400)   $       (57)
  Realized gain (loss) ..................         5,997              5             16              2          1,164              7
  Change in unrealized gain (loss)
    on investments ......................        80,950          2,951          3,143            266         89,045          1,493
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        78,282          2,760          2,908            254         84,809          1,443
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       846,861         49,880         38,789          1,000        595,125          5,524
  Participant transfers from other
    funding options .....................        39,636             --             --             --          3,095          1,522
  Administrative charges ................           (17)            --             (2)            --            (16)            --
  Contract surrenders ...................      (101,602)            --            (41)            --         (6,325)            --
  Participant transfers to other
    funding options .....................       (17,199)            --             --             --         (6,556)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       767,679         49,880         38,746          1,000        585,323          7,046
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       845,961         52,640         41,654          1,254        670,132          8,489

NET ASSETS:
    Beginning of year ...................        52,640             --          1,254             --          8,489             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   898,601    $    52,640    $    42,908    $     1,254    $   678,621    $     8,489
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TIC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

          COMBINED
-----------------------------
     2004            2003
     ----            ----

$    (18,194)   $    (20,464)
     404,124          11,419

   2,486,518         439,702
------------    ------------

   2,872,448         430,657
------------    ------------

  45,281,392       5,016,372

   2,957,351         216,878
        (951)            (42)
  (1,681,835)        (54,386)

  (2,957,300)       (216,879)
      50,025              --
------------    ------------

  43,648,682       4,961,943
------------    ------------

  46,521,130       5,392,600

   5,392,600              --
------------    ------------
$ 51,913,730    $  5,392,600
============    ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TIC Variable Annuity Separate Account 2002 ("TIC Separate Account 2002") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. TIC Separate Account 2002 is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. TIC Separate Account 2002 includes the Portfolio Architect Access Annuity, Scudder Advocate Advisor Annuity, Scudder Advocate Advisor -ST1 Variable Annuity, and Vintage Access Annuity products.

Participant purchase payments applied to TIC Separate Account 2002 are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising TIC Separate Account 2002 were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Utilities Fund (Formerly INVESCO VIF - Utilities Fund) AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
         Credit Suisse Trust Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio -
           Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers  Variable  Aggressive Growth Fund - Class I Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares

     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III) Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B
     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Conservative Income Strategy Portfolio - Class B
         Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Growth & Income Strategy Portfolio - Class B
         Scudder Growth Portfolio - Class B
         Scudder Growth Strategy Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder Income & Growth Strategy Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B
         Scudder Mercury Large Cap Core Portfolio - Class B *
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Templeton Foreign Value Portfolio - Class B *

         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B
         Scudder Government & Agency Securities Portfolio - Class B (Formerly
           Scudder Government Securities Portfolio - Class B)
         Scudder Large Cap Value Portfolio - Class B (Formerly Scudder
           Contrarian Value Portfolio - Class B)
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
           Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by TIC Separate Account 2002 in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of TIC Separate Account 2002 form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of TIC Separate Account 2002. TIC Separate Account 2002 is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. TIC Separate Account 2002 adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $50,206,102 and $6,281,264 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $48,985,688 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $3,078,790. Gross unrealized depreciation for all investments at December 31, 2003 was $152,573.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       TIC 2002
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Asset-based Charges
                                                                           ---------------------------------------------------
                                                                                              Optional Features
   Separate Account Charge (1)    Dth                                                         -----------------         Total
    (as identified in Note 5)     Ben  Product                              M&E       ADM      E.S.P.     GMWB          Charge
------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%      S   Portfolio Architect Access          1.55%     0.15%                               1.70%
                                   S   Scudder Advocate Advisor            1.55%     0.15%                               1.70%

Separate Account Charge 1.80%      S   Vintage Access                      1.65%     0.15%                               1.80%
                                   S   Scudder Advocate Advisor - ST1      1.65%     0.15%                               1.80%

Separate Account Charge 1.90%      E   Portfolio Architect Access          1.75%     0.15%                               1.90%
                                   E   Scudder Advocate Advisor            1.75%     0.15%                               1.90%
                                   S   Portfolio Architect Access          1.55%     0.15%      0.20%                    1.90%
                                   S   Scudder Advocate Advisor            1.55%     0.15%      0.20%                    1.90%

Separate Account Charge 2.00%      E   Vintage Access                      1.85%     0.15%                               2.00%
                                   S   Vintage Access                      1.65%     0.15%      0.20%                    2.00%
                                   S   Scudder Advocate Advisor - ST1      1.65%     0.15%      0.20%                    2.00%
                                   E   Scudder Advocate Advisor - ST1      1.85%     0.15%                               2.00%

Separate Account Charge 2.10%      S   Portfolio Architect Access          1.55%     0.15%                0.40%          2.10%
                                   S   Scudder Advocate Advisor            1.55%     0.15%                0.40%          2.10%
                                   E   Portfolio Architect Access          1.75%     0.15%      0.20%                    2.10%
                                   E   Scudder Advocate Advisor            1.75%     0.15%      0.20%                    2.10%

Separate Account Charge 2.20%      S   Vintage Access                      1.65%     0.15%                0.40%          2.20%
                                   E   Vintage Access                      1.85%     0.15%      0.20%                    2.20%
                                   S   Scudder Advocate Advisor - ST1      1.65%     0.15%                0.40%          2.20%
                                   E   Scudder Advocate Advisor - ST1      1.85%     0.15%      0.20%                    2.20%

Separate Account Charge 2.30%      S   Portfolio Architect Access          1.55%     0.15%      0.20%     0.40%          2.30%
                                   S   Scudder Advocate Advisor            1.55%     0.15%      0.20%     0.40%          2.30%
                                   E   Portfolio Architect Access          1.75%     0.15%                0.40%          2.30%
                                   E   Scudder Advocate Advisor            1.75%     0.15%                0.40%          2.30%
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       TIC 2002
----------------------------------------------------------------------------------------------------------------------------
                                                                                       Asset-based Charges
                                                                           -------------------------------------------------
                                                                                              Optional Features
   Separate Account Charge (1)    Dth                                                         -----------------       Total
    (as identified in Note 5)     Ben  Product                              M&E       ADM      E.S.P.     GMWB        Charge
----------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.40%      S   Vintage Access                      1.65%     0.15%      0.20%     0.40%        2.40%
                                   E   Vintage Access                      1.85%     0.15%                0.40%        2.40%
                                   S   Scudder Advocate Advisor - ST1      1.65%     0.15%      0.20%     0.40%        2.40%
                                   E   Scudder Advocate Advisor - ST1      1.85%     0.15%                0.40%        2.40%

Separate Account Charge 2.50%      E   Portfolio Architect Access          1.75%     0.15%      0.20%     0.40%        2.50%
                                   E   Scudder Advocate Advisor            1.75%     0.15%      0.20%     0.40%        2.50%

Separate Account Charge 2.60%      E   Vintage Access                      1.85%     0.15%      0.20%     0.40%        2.60%
                                   E   Scudder Advocate Advisor - ST1      1.85%     0.15%      0.20%     0.40%        2.60%
---------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in
Note 5.

For contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Capital Appreciation Fund
    Separate Account Charges 1.70% .................................           84,254      $  1.457          $   122,767
    Separate Account Charges 1.80% .................................               --         1.455                   --
    Separate Account Charges 1.90% .................................               --         1.452                   --
    Separate Account Charges 2.00% .................................               --         1.449                   --
    Separate Account Charges 2.10% .................................           54,593         1.447               78,988
    Separate Account Charges 2.20% .................................               --         1.444                   --
    Separate Account Charges 2.30% .................................               --         1.442                   --
    Separate Account Charges 2.40% .................................               --         1.439                   --
    Separate Account Charges 2.50% .................................               --         1.437                   --
    Separate Account Charges 2.60% .................................               --         1.434                   --

High Yield Bond Trust
    Separate Account Charges 1.70% .................................           32,369         1.068               34,559
    Separate Account Charges 1.80% .................................               --         1.067                   --
    Separate Account Charges 1.90% .................................               --         1.066                   --
    Separate Account Charges 2.00% .................................               --         1.066                   --
    Separate Account Charges 2.10% .................................           35,113         1.065               37,391
    Separate Account Charges 2.20% .................................               --         1.064                   --
    Separate Account Charges 2.30% .................................           10,946         1.063               11,641
    Separate Account Charges 2.40% .................................               --         1.063                   --
    Separate Account Charges 2.50% .................................               --         1.062                   --
    Separate Account Charges 2.60% .................................               --         1.061                   --

Managed Assets Trust
    Separate Account Charges 1.70% .................................           73,762         1.076               79,366
    Separate Account Charges 1.80% .................................               --         1.075                   --
    Separate Account Charges 1.90% .................................               --         1.075                   --
    Separate Account Charges 2.00% .................................               --         1.074                   --
    Separate Account Charges 2.10% .................................           35,708         1.073               38,319
    Separate Account Charges 2.20% .................................               --         1.072                   --
    Separate Account Charges 2.30% .................................               --         1.072                   --
    Separate Account Charges 2.40% .................................               --         1.071                   --
    Separate Account Charges 2.50% .................................               --         1.070                   --
    Separate Account Charges 2.60% .................................               --         1.070                   --

Money Market Portfolio
    Separate Account Charges 1.70% .................................          253,646         0.986              250,037
    Separate Account Charges 1.80% .................................               --         0.984                   --
    Separate Account Charges 1.90% .................................               --         0.982                   --
    Separate Account Charges 2.00% .................................               --         0.980                   --
    Separate Account Charges 2.10% .................................          465,719         0.979              455,840
    Separate Account Charges 2.20% .................................               --         0.977                   --
    Separate Account Charges 2.30% .................................               --         0.975                   --
    Separate Account Charges 2.40% .................................               --         0.973                   --
    Separate Account Charges 2.50% .................................          186,454         0.972              181,212
    Separate Account Charges 2.60% .................................               --         0.970                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Utilities Fund
    Separate Account Charges 1.70% .................................           10,618      $  1.297          $    13,775
    Separate Account Charges 1.80% .................................               --         1.295                   --
    Separate Account Charges 1.90% .................................            5,022         1.293                6,494
    Separate Account Charges 2.00% .................................               --         1.291                   --
    Separate Account Charges 2.10% .................................           80,508         1.289              103,791
    Separate Account Charges 2.20% .................................               --         1.287                   --
    Separate Account Charges 2.30% .................................            7,623         1.285                9,796
    Separate Account Charges 2.40% .................................               --         1.283                   --
    Separate Account Charges 2.50% .................................            2,000         1.281                2,562
    Separate Account Charges 2.60% .................................               --         1.279                   --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.437                   --
    Separate Account Charges 1.80% .................................               --         1.435                   --
    Separate Account Charges 1.90% .................................               --         1.432                   --
    Separate Account Charges 2.00% .................................            3,836         1.429                5,483
    Separate Account Charges 2.10% .................................               --         1.427                   --
    Separate Account Charges 2.20% .................................          239,175         1.424              340,688
    Separate Account Charges 2.30% .................................               --         1.422                   --
    Separate Account Charges 2.40% .................................               --         1.419                   --
    Separate Account Charges 2.50% .................................               --         1.417                   --
    Separate Account Charges 2.60% .................................               --         1.414                   --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................           23,193         1.274               29,553
    Separate Account Charges 1.80% .................................               --         1.272                   --
    Separate Account Charges 1.90% .................................               --         1.270                   --
    Separate Account Charges 2.00% .................................               --         1.267                   --
    Separate Account Charges 2.10% .................................           12,302         1.265               15,565
    Separate Account Charges 2.20% .................................               --         1.263                   --
    Separate Account Charges 2.30% .................................               --         1.261                   --
    Separate Account Charges 2.40% .................................               --         1.258                   --
    Separate Account Charges 2.50% .................................           19,490         1.256               24,484
    Separate Account Charges 2.60% .................................               --         1.254                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          161,675         1.533              247,878
    Separate Account Charges 1.80% .................................           74,543         1.530              114,086
    Separate Account Charges 1.90% .................................            5,556         1.528                8,489
    Separate Account Charges 2.00% .................................            7,782         1.525               11,868
    Separate Account Charges 2.10% .................................          234,453         1.522              356,924
    Separate Account Charges 2.20% .................................          152,636         1.520              231,960
    Separate Account Charges 2.30% .................................            4,344         1.517                6,590
    Separate Account Charges 2.40% .................................           51,125         1.514               77,420
    Separate Account Charges 2.50% .................................            9,759         1.512               14,751
    Separate Account Charges 2.60% .................................            3,419         1.509                5,160

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          308,855      $  1.495          $   461,684
    Separate Account Charges 1.80% .................................          205,142         1.492              306,107
    Separate Account Charges 1.90% .................................            8,048         1.490               11,988
    Separate Account Charges 2.00% .................................           32,876         1.487               48,884
    Separate Account Charges 2.10% .................................          923,188         1.484            1,370,258
    Separate Account Charges 2.20% .................................          542,670         1.482              804,050
    Separate Account Charges 2.30% .................................          250,691         1.479              370,779
    Separate Account Charges 2.40% .................................           74,657         1.476              110,224
    Separate Account Charges 2.50% .................................           30,894         1.474               45,532
    Separate Account Charges 2.60% .................................           12,735         1.471               18,735
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          246,724         1.435              354,014
    Separate Account Charges 1.80% .................................          229,219         1.432              328,310
    Separate Account Charges 1.90% .................................            7,137         1.430               10,204
    Separate Account Charges 2.00% .................................           20,001         1.427               28,544
    Separate Account Charges 2.10% .................................          940,189         1.425            1,339,424
    Separate Account Charges 2.20% .................................          433,106         1.422              615,912
    Separate Account Charges 2.30% .................................          176,539         1.420              250,605
    Separate Account Charges 2.40% .................................          129,297         1.417              183,214
    Separate Account Charges 2.50% .................................           45,500         1.414               64,358
    Separate Account Charges 2.60% .................................            9,353         1.412               13,206

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.70% .................................            2,092         1.623                3,395
    Separate Account Charges 1.80% .................................               --         1.620                   --
    Separate Account Charges 1.90% .................................            2,030         1.618                3,284
    Separate Account Charges 2.00% .................................               --         1.615                   --
    Separate Account Charges 2.10% .................................           30,799         1.613               49,674
    Separate Account Charges 2.20% .................................               --         1.610                   --
    Separate Account Charges 2.30% .................................            2,233         1.608                3,591
    Separate Account Charges 2.40% .................................               --         1.605                   --
    Separate Account Charges 2.50% .................................            1,000         1.603                1,603
    Separate Account Charges 2.60% .................................               --         1.600                   --
  Credit Suisse Trust Global Post-Venture Capital Portfolio
    Separate Account Charges 1.70% .................................               --         1.438                   --
    Separate Account Charges 1.80% .................................               --         1.436                   --
    Separate Account Charges 1.90% .................................               --         1.434                   --
    Separate Account Charges 2.00% .................................               --         1.432                   --
    Separate Account Charges 2.10% .................................           23,616         1.429               33,755
    Separate Account Charges 2.20% .................................               --         1.427                   --
    Separate Account Charges 2.30% .................................               --         1.425                   --
    Separate Account Charges 2.40% .................................               --         1.423                   --
    Separate Account Charges 2.50% .................................            1,000         1.420                1,420
    Separate Account Charges 2.60% .................................               --         1.418                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% .................................          117,977      $  1.681          $   198,377
    Separate Account Charges 1.80% .................................               --         1.679                   --
    Separate Account Charges 1.90% .................................               --         1.676                   --
    Separate Account Charges 2.00% .................................               --         1.673                   --
    Separate Account Charges 2.10% .................................          181,465         1.670              302,983
    Separate Account Charges 2.20% .................................               --         1.667                   --
    Separate Account Charges 2.30% .................................           39,497         1.664               65,714
    Separate Account Charges 2.40% .................................               --         1.661                   --
    Separate Account Charges 2.50% .................................            6,664         1.658               11,048
    Separate Account Charges 2.60% .................................               --         1.655                   --

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.70% .................................           14,896         1.318               19,630
    Separate Account Charges 1.80% .................................               --         1.316                   --
    Separate Account Charges 1.90% .................................            8,324         1.314               10,934
    Separate Account Charges 2.00% .................................               --         1.312                   --
    Separate Account Charges 2.10% .................................           54,532         1.310               71,414
    Separate Account Charges 2.20% .................................               --         1.308                   --
    Separate Account Charges 2.30% .................................               --         1.306                   --
    Separate Account Charges 2.40% .................................               --         1.303                   --
    Separate Account Charges 2.50% .................................            2,000         1.301                2,603
    Separate Account Charges 2.60% .................................               --         1.299                   --

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Separate Account Charges 1.70% .................................               --         1.174                   --
    Separate Account Charges 1.80% .................................               --         1.172                   --
    Separate Account Charges 1.90% .................................               --         1.170                   --
    Separate Account Charges 2.00% .................................               --         1.168                   --
    Separate Account Charges 2.10% .................................           91,272         1.167              106,478
    Separate Account Charges 2.20% .................................               --         1.165                   --
    Separate Account Charges 2.30% .................................               --         1.163                   --
    Separate Account Charges 2.40% .................................               --         1.161                   --
    Separate Account Charges 2.50% .................................            3,000         1.159                3,478
    Separate Account Charges 2.60% .................................               --         1.158                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            6,813         1.253                8,536
    Separate Account Charges 1.80% .................................               --         1.251                   --
    Separate Account Charges 1.90% .................................            8,268         1.249               10,323
    Separate Account Charges 2.00% .................................               --         1.246                   --
    Separate Account Charges 2.10% .................................          112,322         1.244              139,746
    Separate Account Charges 2.20% .................................               --         1.242                   --
    Separate Account Charges 2.30% .................................               --         1.240                   --
    Separate Account Charges 2.40% .................................               --         1.238                   --
    Separate Account Charges 2.50% .................................               --         1.235                   --
    Separate Account Charges 2.60% .................................               --         1.233                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................           88,422      $  1.455          $   128,669
    Separate Account Charges 1.80% .................................               --         1.453                   --
    Separate Account Charges 1.90% .................................               --         1.450                   --
    Separate Account Charges 2.00% .................................               --         1.447                   --
    Separate Account Charges 2.10% .................................           92,570         1.445              133,756
    Separate Account Charges 2.20% .................................               --         1.442                   --
    Separate Account Charges 2.30% .................................               --         1.440                   --
    Separate Account Charges 2.40% .................................               --         1.437                   --
    Separate Account Charges 2.50% .................................           11,503         1.435               16,503
    Separate Account Charges 2.60% .................................               --         1.432                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................               --         1.533                   --
    Separate Account Charges 1.80% .................................           16,786         1.530               25,687
    Separate Account Charges 1.90% .................................               --         1.528                   --
    Separate Account Charges 2.00% .................................               --         1.525                   --
    Separate Account Charges 2.10% .................................               --         1.522                   --
    Separate Account Charges 2.20% .................................           45,755         1.520               69,525
    Separate Account Charges 2.30% .................................               --         1.517                   --
    Separate Account Charges 2.40% .................................               --         1.514                   --
    Separate Account Charges 2.50% .................................               --         1.511                   --
    Separate Account Charges 2.60% .................................            3,463         1.509                5,225
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................           42,052         1.400               58,893
    Separate Account Charges 1.80% .................................           40,446         1.398               56,543
    Separate Account Charges 1.90% .................................               --         1.396                   --
    Separate Account Charges 2.00% .................................           18,577         1.393               25,879
    Separate Account Charges 2.10% .................................           95,667         1.391              133,035
    Separate Account Charges 2.20% .................................          129,222         1.388              179,377
    Separate Account Charges 2.30% .................................            4,690         1.386                6,499
    Separate Account Charges 2.40% .................................           15,819         1.383               21,882
    Separate Account Charges 2.50% .................................               --         1.381                   --
    Separate Account Charges 2.60% .................................               --         1.378                   --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................           72,179         1.772              127,884
    Separate Account Charges 1.80% .................................           10,655         1.769               18,848
    Separate Account Charges 1.90% .................................               --         1.766                   --
    Separate Account Charges 2.00% .................................               --         1.763                   --
    Separate Account Charges 2.10% .................................          175,212         1.760              308,376
    Separate Account Charges 2.20% .................................           10,803         1.757               18,981
    Separate Account Charges 2.30% .................................           33,018         1.754               57,919
    Separate Account Charges 2.40% .................................               --         1.751                   --
    Separate Account Charges 2.50% .................................            3,240         1.748                5,665
    Separate Account Charges 2.60% .................................               --         1.745                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................           29,598      $  1.641          $    48,572
    Separate Account Charges 1.80% .................................           44,199         1.638               72,404
    Separate Account Charges 1.90% .................................               --         1.635                   --
    Separate Account Charges 2.00% .................................           12,561         1.632               20,504
    Separate Account Charges 2.10% .................................          246,113         1.629              401,037
    Separate Account Charges 2.20% .................................           32,716         1.627               53,216
    Separate Account Charges 2.30% .................................           29,189         1.624               47,396
    Separate Account Charges 2.40% .................................               --         1.621                   --
    Separate Account Charges 2.50% .................................           14,636         1.618               23,682
    Separate Account Charges 2.60% .................................            1,035         1.615                1,671
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          102,140         1.578              161,150
    Separate Account Charges 1.80% .................................            6,457         1.575               10,170
    Separate Account Charges 1.90% .................................               --         1.572                   --
    Separate Account Charges 2.00% .................................               --         1.569                   --
    Separate Account Charges 2.10% .................................          284,950         1.567              446,414
    Separate Account Charges 2.20% .................................            7,737         1.564               12,099
    Separate Account Charges 2.30% .................................            3,426         1.561                5,348
    Separate Account Charges 2.40% .................................               --         1.558                   --
    Separate Account Charges 2.50% .................................           15,043         1.556               23,401
    Separate Account Charges 2.60% .................................               --         1.553                   --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% .................................               --         1.311                   --
    Separate Account Charges 1.80% .................................           25,456         1.308               33,305
    Separate Account Charges 1.90% .................................               --         1.306                   --
    Separate Account Charges 2.00% .................................           29,807         1.304               38,859
    Separate Account Charges 2.10% .................................               --         1.301                   --
    Separate Account Charges 2.20% .................................          147,770         1.299              191,961
    Separate Account Charges 2.30% .................................               --         1.297                   --
    Separate Account Charges 2.40% .................................               --         1.294                   --
    Separate Account Charges 2.50% .................................               --         1.292                   --
    Separate Account Charges 2.60% .................................            4,064         1.290                5,242
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.70% .................................               --         1.131                   --
    Separate Account Charges 1.80% .................................           33,476         1.129               37,806
    Separate Account Charges 1.90% .................................               --         1.127                   --
    Separate Account Charges 2.00% .................................           31,835         1.125               35,825
    Separate Account Charges 2.10% .................................               --         1.123                   --
    Separate Account Charges 2.20% .................................          103,953         1.121              116,572
    Separate Account Charges 2.30% .................................               --         1.119                   --
    Separate Account Charges 2.40% .................................               --         1.117                   --
    Separate Account Charges 2.50% .................................               --         1.115                   --
    Separate Account Charges 2.60% .................................               --         1.113                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................          221,268      $  1.371          $   303,364
    Separate Account Charges 1.80% .................................           25,069         1.369               34,310
    Separate Account Charges 1.90% .................................               --         1.366                   --
    Separate Account Charges 2.00% .................................               --         1.364                   --
    Separate Account Charges 2.10% .................................          182,897         1.361              248,989
    Separate Account Charges 2.20% .................................           63,632         1.359               86,473
    Separate Account Charges 2.30% .................................          190,445         1.357              258,350
    Separate Account Charges 2.40% .................................               --         1.354                   --
    Separate Account Charges 2.50% .................................               --         1.352                   --
    Separate Account Charges 2.60% .................................               --         1.349                   --
  Fundamental Value Portfolio
    Separate Account Charges 1.70% .................................               --         1.501                   --
    Separate Account Charges 1.80% .................................           60,356         1.498               90,423
    Separate Account Charges 1.90% .................................               --         1.495                   --
    Separate Account Charges 2.00% .................................            3,670         1.493                5,479
    Separate Account Charges 2.10% .................................               --         1.490                   --
    Separate Account Charges 2.20% .................................          189,617         1.487              282,053
    Separate Account Charges 2.30% .................................               --         1.485                   --
    Separate Account Charges 2.40% .................................           17,810         1.482               26,398
    Separate Account Charges 2.50% .................................               --         1.480                   --
    Separate Account Charges 2.60% .................................               --         1.477                   --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.70% .................................           59,070         1.437               84,866
    Separate Account Charges 1.80% .................................               --         1.434                   --
    Separate Account Charges 1.90% .................................            1,660         1.432                2,377
    Separate Account Charges 2.00% .................................               --         1.429                   --
    Separate Account Charges 2.10% .................................           53,354         1.427               76,114
    Separate Account Charges 2.20% .................................               --         1.424                   --
    Separate Account Charges 2.30% .................................               --         1.422                   --
    Separate Account Charges 2.40% .................................               --         1.419                   --
    Separate Account Charges 2.50% .................................           18,249         1.417               25,850
    Separate Account Charges 2.60% .................................               --         1.414                   --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.70% .................................            3,086         1.373                4,237
    Separate Account Charges 1.80% .................................               --         1.371                   --
    Separate Account Charges 1.90% .................................               --         1.368                   --
    Separate Account Charges 2.00% .................................               --         1.366                   --
    Separate Account Charges 2.10% .................................           22,418         1.363               30,562
    Separate Account Charges 2.20% .................................               --         1.361                   --
    Separate Account Charges 2.30% .................................               --         1.358                   --
    Separate Account Charges 2.40% .................................               --         1.356                   --
    Separate Account Charges 2.50% .................................               --         1.354                   --
    Separate Account Charges 2.60% .................................               --         1.351                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            3,000      $  1.196          $     3,587
    Separate Account Charges 1.80% .................................               --         1.194                   --
    Separate Account Charges 1.90% .................................               --         1.191                   --
    Separate Account Charges 2.00% .................................               --         1.189                   --
    Separate Account Charges 2.10% .................................           34,646         1.187               41,133
    Separate Account Charges 2.20% .................................               --         1.185                   --
    Separate Account Charges 2.30% .................................               --         1.183                   --
    Separate Account Charges 2.40% .................................               --         1.181                   --
    Separate Account Charges 2.50% .................................               --         1.179                   --
    Separate Account Charges 2.60% .................................               --         1.177                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            1,000         1.352                1,352
    Separate Account Charges 1.80% .................................               --         1.349                   --
    Separate Account Charges 1.90% .................................              907         1.347                1,221
    Separate Account Charges 2.00% .................................               --         1.345                   --
    Separate Account Charges 2.10% .................................            1,158         1.342                1,554
    Separate Account Charges 2.20% .................................               --         1.340                   --
    Separate Account Charges 2.30% .................................           75,074         1.338              100,413
    Separate Account Charges 2.40% .................................               --         1.335                   --
    Separate Account Charges 2.50% .................................               --         1.333                   --
    Separate Account Charges 2.60% .................................               --         1.330                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.70% .................................           23,120         1.412               32,643
    Separate Account Charges 1.80% .................................               --         1.409                   --
    Separate Account Charges 1.90% .................................               --         1.407                   --
    Separate Account Charges 2.00% .................................               --         1.404                   --
    Separate Account Charges 2.10% .................................               --         1.402                   --
    Separate Account Charges 2.20% .................................               --         1.399                   --
    Separate Account Charges 2.30% .................................           40,596         1.397               56,710
    Separate Account Charges 2.40% .................................               --         1.395                   --
    Separate Account Charges 2.50% .................................               --         1.392                   --
    Separate Account Charges 2.60% .................................               --         1.390                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................               --         1.562                   --
    Separate Account Charges 1.80% .................................            2,007         1.559                3,129
    Separate Account Charges 1.90% .................................               --         1.557                   --
    Separate Account Charges 2.00% .................................               --         1.554                   --
    Separate Account Charges 2.10% .................................               --         1.551                   --
    Separate Account Charges 2.20% .................................            9,204         1.548               14,250
    Separate Account Charges 2.30% .................................               --         1.545                   --
    Separate Account Charges 2.40% .................................            7,230         1.543               11,155
    Separate Account Charges 2.50% .................................               --         1.540                   --
    Separate Account Charges 2.60% .................................            3,460         1.537                5,318

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................            2,000      $  1.327          $     2,653
    Separate Account Charges 1.80% .................................               --         1.324                   --
    Separate Account Charges 1.90% .................................            1,771         1.322                2,342
    Separate Account Charges 2.00% .................................               --         1.320                   --
    Separate Account Charges 2.10% .................................               --         1.317                   --
    Separate Account Charges 2.20% .................................               --         1.315                   --
    Separate Account Charges 2.30% .................................               --         1.313                   --
    Separate Account Charges 2.40% .................................               --         1.310                   --
    Separate Account Charges 2.50% .................................               --         1.308                   --
    Separate Account Charges 2.60% .................................               --         1.306                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% .................................           28,794         1.506               43,359
    Separate Account Charges 1.80% .................................               --         1.503                   --
    Separate Account Charges 1.90% .................................               --         1.501                   --
    Separate Account Charges 2.00% .................................           10,908         1.498               16,344
    Separate Account Charges 2.10% .................................          115,988         1.496              173,498
    Separate Account Charges 2.20% .................................            1,482         1.493                2,213
    Separate Account Charges 2.30% .................................               --         1.491                   --
    Separate Account Charges 2.40% .................................               --         1.488                   --
    Separate Account Charges 2.50% .................................               --         1.486                   --
    Separate Account Charges 2.60% .................................               --         1.483                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% .................................           87,047         1.376              119,736
    Separate Account Charges 1.80% .................................           15,864         1.373               21,786
    Separate Account Charges 1.90% .................................           14,169         1.371               19,425
    Separate Account Charges 2.00% .................................               --         1.369                   --
    Separate Account Charges 2.10% .................................          440,297         1.366              601,622
    Separate Account Charges 2.20% .................................          143,847         1.364              196,223
    Separate Account Charges 2.30% .................................          133,090         1.362              181,251
    Separate Account Charges 2.40% .................................               --         1.360                   --
    Separate Account Charges 2.50% .................................           17,110         1.357               23,224
    Separate Account Charges 2.60% .................................               --         1.355                   --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% .................................           83,157         1.533              127,492
    Separate Account Charges 1.80% .................................           22,640         1.531               34,653
    Separate Account Charges 1.90% .................................            3,770         1.528                5,761
    Separate Account Charges 2.00% .................................           65,704         1.525              100,230
    Separate Account Charges 2.10% .................................          380,601         1.523              579,636
    Separate Account Charges 2.20% .................................           38,251         1.520               58,157
    Separate Account Charges 2.30% .................................           39,363         1.518               59,748
    Separate Account Charges 2.40% .................................           18,863         1.515               28,583
    Separate Account Charges 2.50% .................................            3,417         1.513                5,169
    Separate Account Charges 2.60% .................................            1,121         1.510                1,693

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.70% .................................          128,750      $  1.206          $   155,266
    Separate Account Charges 1.80% .................................               --         1.205                   --
    Separate Account Charges 1.90% .................................               --         1.203                   --
    Separate Account Charges 2.00% .................................               --         1.202                   --
    Separate Account Charges 2.10% .................................          452,973         1.201              543,818
    Separate Account Charges 2.20% .................................               --         1.199                   --
    Separate Account Charges 2.30% .................................            2,121         1.198                2,541
    Separate Account Charges 2.40% .................................               --         1.197                   --
    Separate Account Charges 2.50% .................................           60,770         1.195               72,632
    Separate Account Charges 2.60% .................................               --         1.194                   --
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.70% .................................           87,484         1.204              105,342
    Separate Account Charges 1.80% .................................               --         1.203                   --
    Separate Account Charges 1.90% .................................               --         1.201                   --
    Separate Account Charges 2.00% .................................               --         1.200                   --
    Separate Account Charges 2.10% .................................          208,937         1.199              250,463
    Separate Account Charges 2.20% .................................               --         1.197                   --
    Separate Account Charges 2.30% .................................           51,868         1.196               62,036
    Separate Account Charges 2.40% .................................               --         1.195                   --
    Separate Account Charges 2.50% .................................           19,916         1.193               23,767
    Separate Account Charges 2.60% .................................               --         1.192                   --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.70% .................................           27,182         1.072               29,130
    Separate Account Charges 1.80% .................................               --         1.071                   --
    Separate Account Charges 1.90% .................................               --         1.070                   --
    Separate Account Charges 2.00% .................................               --         1.070                   --
    Separate Account Charges 2.10% .................................          164,492         1.069              175,814
    Separate Account Charges 2.20% .................................               --         1.068                   --
    Separate Account Charges 2.30% .................................               --         1.067                   --
    Separate Account Charges 2.40% .................................               --         1.067                   --
    Separate Account Charges 2.50% .................................            7,810         1.066                8,326
    Separate Account Charges 2.60% .................................               --         1.065                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................          246,186         1.120              275,688
    Separate Account Charges 1.80% .................................          210,200         1.118              234,997
    Separate Account Charges 1.90% .................................               --         1.116                   --
    Separate Account Charges 2.00% .................................            7,181         1.114                8,001
    Separate Account Charges 2.10% .................................          514,309         1.112              572,096
    Separate Account Charges 2.20% .................................          157,638         1.110              175,059
    Separate Account Charges 2.30% .................................            5,008         1.109                5,552
    Separate Account Charges 2.40% .................................            5,645         1.107                6,247
    Separate Account Charges 2.50% .................................           19,893         1.105               21,981
    Separate Account Charges 2.60% .................................            4,712         1.103                5,197

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................          681,309      $  1.055          $   718,867
    Separate Account Charges 1.80% .................................          136,536         1.053              143,803
    Separate Account Charges 1.90% .................................               --         1.051                   --
    Separate Account Charges 2.00% .................................          127,566         1.049              133,875
    Separate Account Charges 2.10% .................................          519,365         1.047              544,074
    Separate Account Charges 2.20% .................................          458,319         1.046              479,266
    Separate Account Charges 2.30% .................................           51,269         1.044               53,516
    Separate Account Charges 2.40% .................................          139,247         1.042              145,089
    Separate Account Charges 2.50% .................................           51,840         1.040               53,917
    Separate Account Charges 2.60% .................................            4,363         1.038                4,530

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% .................................           11,658         1.577               18,385
    Separate Account Charges 1.80% .................................               --         1.574                   --
    Separate Account Charges 1.90% .................................               --         1.571                   --
    Separate Account Charges 2.00% .................................               --         1.568                   --
    Separate Account Charges 2.10% .................................           23,385         1.566               36,614
    Separate Account Charges 2.20% .................................               --         1.563                   --
    Separate Account Charges 2.30% .................................               --         1.560                   --
    Separate Account Charges 2.40% .................................           14,698         1.557               22,890
    Separate Account Charges 2.50% .................................               --         1.555                   --
    Separate Account Charges 2.60% .................................               --         1.552                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% .................................          121,177         1.920              232,639
    Separate Account Charges 1.80% .................................               --         1.916                   --
    Separate Account Charges 1.90% .................................               --         1.913                   --
    Separate Account Charges 2.00% .................................               --         1.910                   --
    Separate Account Charges 2.10% .................................           16,112         1.906               30,714
    Separate Account Charges 2.20% .................................           13,240         1.903               25,194
    Separate Account Charges 2.30% .................................           32,258         1.900               61,276
    Separate Account Charges 2.40% .................................               --         1.896                   --
    Separate Account Charges 2.50% .................................               --         1.893                   --
    Separate Account Charges 2.60% .................................               --         1.890                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% .................................           43,615         1.499               65,361
    Separate Account Charges 1.80% .................................           22,411         1.496               33,525
    Separate Account Charges 1.90% .................................            2,536         1.493                3,787
    Separate Account Charges 2.00% .................................               --         1.491                   --
    Separate Account Charges 2.10% .................................           66,682         1.488               99,222
    Separate Account Charges 2.20% .................................          104,060         1.485              154,569
    Separate Account Charges 2.30% .................................           41,099         1.483               60,939
    Separate Account Charges 2.40% .................................           23,917         1.480               35,400
    Separate Account Charges 2.50% .................................            7,427         1.477               10,974
    Separate Account Charges 2.60% .................................               --         1.475                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.70% .................................           22,578      $  1.443          $    32,573
    Separate Account Charges 1.80% .................................           41,184         1.440               59,311
    Separate Account Charges 1.90% .................................               --         1.438                   --
    Separate Account Charges 2.00% .................................            3,758         1.435                5,393
    Separate Account Charges 2.10% .................................           22,710         1.433               32,533
    Separate Account Charges 2.20% .................................            1,406         1.430                2,011
    Separate Account Charges 2.30% .................................               --         1.427                   --
    Separate Account Charges 2.40% .................................               --         1.425                   --
    Separate Account Charges 2.50% .................................               --         1.422                   --
    Separate Account Charges 2.60% .................................               --         1.420                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................           21,474         1.372               29,457
    Separate Account Charges 1.80% .................................               --         1.369                   --
    Separate Account Charges 1.90% .................................            3,187         1.367                4,356
    Separate Account Charges 2.00% .................................               --         1.365                   --
    Separate Account Charges 2.10% .................................           13,841         1.362               18,853
    Separate Account Charges 2.20% .................................               --         1.360                   --
    Separate Account Charges 2.30% .................................               --         1.357                   --
    Separate Account Charges 2.40% .................................               --         1.355                   --
    Separate Account Charges 2.50% .................................               --         1.353                   --
    Separate Account Charges 2.60% .................................               --         1.350                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................           19,127         1.735               33,191
    Separate Account Charges 1.80% .................................            5,756         1.732                9,971
    Separate Account Charges 1.90% .................................            1,470         1.729                2,541
    Separate Account Charges 2.00% .................................               --         1.726                   --
    Separate Account Charges 2.10% .................................          104,264         1.723              179,659
    Separate Account Charges 2.20% .................................           11,011         1.720               18,940
    Separate Account Charges 2.30% .................................               --         1.717                   --
    Separate Account Charges 2.40% .................................               --         1.714                   --
    Separate Account Charges 2.50% .................................               --         1.711                   --
    Separate Account Charges 2.60% .................................               --         1.708                   --

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................           30,143         1.498               45,156
    Separate Account Charges 1.80% .................................               --         1.496                   --
    Separate Account Charges 1.90% .................................           19,939         1.493               29,776
    Separate Account Charges 2.00% .................................               --         1.491                   --
    Separate Account Charges 2.10% .................................          116,465         1.489              173,388
    Separate Account Charges 2.20% .................................            3,201         1.486                4,758
    Separate Account Charges 2.30% .................................           20,060         1.484               29,770
    Separate Account Charges 2.40% .................................               --         1.482                   --
    Separate Account Charges 2.50% .................................               --         1.479                   --
    Separate Account Charges 2.60% .................................               --         1.477                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................            4,660      $  1.228          $     5,721
    Separate Account Charges 1.80% .................................               --         1.226                   --
    Separate Account Charges 1.90% .................................               --         1.224                   --
    Separate Account Charges 2.00% .................................               --         1.222                   --
    Separate Account Charges 2.10% .................................               --         1.220                   --
    Separate Account Charges 2.20% .................................               --         1.218                   --
    Separate Account Charges 2.30% .................................               --         1.216                   --
    Separate Account Charges 2.40% .................................               --         1.215                   --
    Separate Account Charges 2.50% .................................            1,000         1.213                1,213
    Separate Account Charges 2.60% .................................               --         1.211                   --
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.181                   --
    Separate Account Charges 1.80% .................................               --         1.179                   --
    Separate Account Charges 1.90% .................................            7,710         1.177                9,075
    Separate Account Charges 2.00% .................................               --         1.175                   --
    Separate Account Charges 2.10% .................................           35,094         1.173               41,180
    Separate Account Charges 2.20% .................................               --         1.172                   --
    Separate Account Charges 2.30% .................................               --         1.170                   --
    Separate Account Charges 2.40% .................................               --         1.168                   --
    Separate Account Charges 2.50% .................................            2,000         1.166                2,332
    Separate Account Charges 2.60% .................................               --         1.164                   --
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.70% .................................            5,780         1.519                8,781
    Separate Account Charges 1.80% .................................            3,123         1.517                4,737
    Separate Account Charges 1.90% .................................            5,191         1.515                7,863
    Separate Account Charges 2.00% .................................               --         1.512                   --
    Separate Account Charges 2.10% .................................            4,980         1.510                7,520
    Separate Account Charges 2.20% .................................               --         1.507                   --
    Separate Account Charges 2.30% .................................               --         1.505                   --
    Separate Account Charges 2.40% .................................               --         1.503                   --
    Separate Account Charges 2.50% .................................            1,000         1.500                1,500
    Separate Account Charges 2.60% .................................               --         1.498                   --
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................           17,169         1.219               20,924
    Separate Account Charges 1.80% .................................               --         1.217                   --
    Separate Account Charges 1.90% .................................           33,735         1.215               40,986
    Separate Account Charges 2.00% .................................               --         1.213                   --
    Separate Account Charges 2.10% .................................           83,795         1.211              101,486
    Separate Account Charges 2.20% .................................               --         1.209                   --
    Separate Account Charges 2.30% .................................           10,998         1.207               13,279
    Separate Account Charges 2.40% .................................               --         1.205                   --
    Separate Account Charges 2.50% .................................               --         1.204                   --
    Separate Account Charges 2.60% .................................               --         1.202                   --
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.70% .................................           21,844         1.207               26,364
    Separate Account Charges 1.80% .................................               --         1.205                   --
    Separate Account Charges 1.90% .................................           14,076         1.203               16,935
    Separate Account Charges 2.00% .................................               --         1.201                   --
    Separate Account Charges 2.10% .................................           85,867         1.199              102,990
    Separate Account Charges 2.20% .................................               --         1.198                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series I (continued)
  Health Sciences Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................               --      $  1.196          $        --
    Separate Account Charges 2.40% .................................               --         1.194                   --
    Separate Account Charges 2.50% .................................               --         1.192                   --
    Separate Account Charges 2.60% .................................               --         1.190                   --
  International Portfolio - Class B
    Separate Account Charges 1.70% .................................           10,335         1.356               14,013
    Separate Account Charges 1.80% .................................               --         1.354                   --
    Separate Account Charges 1.90% .................................               --         1.352                   --
    Separate Account Charges 2.00% .................................               --         1.349                   --
    Separate Account Charges 2.10% .................................           53,946         1.347               72,685
    Separate Account Charges 2.20% .................................               --         1.345                   --
    Separate Account Charges 2.30% .................................               --         1.343                   --
    Separate Account Charges 2.40% .................................               --         1.341                   --
    Separate Account Charges 2.50% .................................            1,000         1.339                1,339
    Separate Account Charges 2.60% .................................               --         1.337                   --

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.188                   --
    Separate Account Charges 1.80% .................................               --         1.186                   --
    Separate Account Charges 1.90% .................................               --         1.184                   --
    Separate Account Charges 2.00% .................................               --         1.183                   --
    Separate Account Charges 2.10% .................................               --         1.181                   --
    Separate Account Charges 2.20% .................................               --         1.179                   --
    Separate Account Charges 2.30% .................................               --         1.177                   --
    Separate Account Charges 2.40% .................................               --         1.175                   --
    Separate Account Charges 2.50% .................................            1,000         1.173                1,176
    Separate Account Charges 2.60% .................................               --         1.172                   --
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................           25,112         1.315               33,015
    Separate Account Charges 1.80% .................................               --         1.313                   --
    Separate Account Charges 1.90% .................................           19,718         1.311               25,843
    Separate Account Charges 2.00% .................................               --         1.309                   --
    Separate Account Charges 2.10% .................................           51,187         1.307               66,878
    Separate Account Charges 2.20% .................................               --         1.305                   --
    Separate Account Charges 2.30% .................................            2,813         1.302                3,664
    Separate Account Charges 2.40% .................................               --         1.300                   --
    Separate Account Charges 2.50% .................................            2,000         1.298                2,597
    Separate Account Charges 2.60% .................................               --         1.296                   --
  Scudder Conservative Income Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................            1,000         1.042                1,042
    Separate Account Charges 1.80% .................................               --         1.042                   --
    Separate Account Charges 1.90% .................................               --         1.042                   --
    Separate Account Charges 2.00% .................................               --         1.041                   --
    Separate Account Charges 2.10% .................................          144,681         1.041              150,583
    Separate Account Charges 2.20% .................................               --         1.040                   --
    Separate Account Charges 2.30% .................................               --         1.040                   --
    Separate Account Charges 2.40% .................................               --         1.040                   --
    Separate Account Charges 2.50% .................................               --         1.039                   --
    Separate Account Charges 2.60% .................................               --         1.039                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.70% .................................          230,268      $  1.013          $   233,243
    Separate Account Charges 1.80% .................................               --         1.011                   --
    Separate Account Charges 1.90% .................................           21,939         1.010               22,154
    Separate Account Charges 2.00% .................................               --         1.008                   --
    Separate Account Charges 2.10% .................................          162,963         1.007              164,043
    Separate Account Charges 2.20% .................................           30,247         1.005               30,400
    Separate Account Charges 2.30% .................................           51,292         1.003               51,471
    Separate Account Charges 2.40% .................................               --         1.002                   --
    Separate Account Charges 2.50% .................................               --         1.000                   --
    Separate Account Charges 2.60% .................................               --         0.999                   --
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.328                   --
    Separate Account Charges 1.80% .................................               --         1.326                   --
    Separate Account Charges 1.90% .................................            6,281         1.324                8,318
    Separate Account Charges 2.00% .................................               --         1.322                   --
    Separate Account Charges 2.10% .................................           18,141         1.320               23,950
    Separate Account Charges 2.20% .................................               --         1.318                   --
    Separate Account Charges 2.30% .................................           16,091         1.316               21,178
    Separate Account Charges 2.40% .................................               --         1.314                   --
    Separate Account Charges 2.50% .................................            1,000         1.312                1,312
    Separate Account Charges 2.60% .................................               --         1.310                   --
  Scudder Growth & Income Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................            1,000         1.077                1,078
    Separate Account Charges 1.80% .................................               --         1.077                   --
    Separate Account Charges 1.90% .................................               --         1.076                   --
    Separate Account Charges 2.00% .................................               --         1.076                   --
    Separate Account Charges 2.10% .................................               --         1.076                   --
    Separate Account Charges 2.20% .................................               --         1.075                   --
    Separate Account Charges 2.30% .................................               --         1.075                   --
    Separate Account Charges 2.40% .................................               --         1.074                   --
    Separate Account Charges 2.50% .................................               --         1.074                   --
    Separate Account Charges 2.60% .................................               --         1.074                   --
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................           15,155         1.143               17,324
    Separate Account Charges 1.80% .................................               --         1.141                   --
    Separate Account Charges 1.90% .................................            4,990         1.140                5,686
    Separate Account Charges 2.00% .................................               --         1.138                   --
    Separate Account Charges 2.10% .................................           10,815         1.136               12,286
    Separate Account Charges 2.20% .................................               --         1.134                   --
    Separate Account Charges 2.30% .................................            3,066         1.132                3,472
    Separate Account Charges 2.40% .................................               --         1.131                   --
    Separate Account Charges 2.50% .................................            2,000         1.129                2,258
    Separate Account Charges 2.60% .................................               --         1.127                   --
  Scudder Growth Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................            1,000         1.096                1,096
    Separate Account Charges 1.80% .................................               --         1.096                   --
    Separate Account Charges 1.90% .................................               --         1.095                   --
    Separate Account Charges 2.00% .................................               --         1.095                   --
    Separate Account Charges 2.10% .................................           26,227         1.094               28,703
    Separate Account Charges 2.20% .................................               --         1.094                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  Scudder Growth Strategy Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................               --      $  1.094          $        --
    Separate Account Charges 2.40% .................................               --         1.093                   --
    Separate Account Charges 2.50% .................................               --         1.093                   --
    Separate Account Charges 2.60% .................................               --         1.092                   --
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.70% .................................           50,327         1.205               60,625
    Separate Account Charges 1.80% .................................               --         1.203                   --
    Separate Account Charges 1.90% .................................           35,065         1.201               42,109
    Separate Account Charges 2.00% .................................               --         1.199                   --
    Separate Account Charges 2.10% .................................           95,056         1.197              113,794
    Separate Account Charges 2.20% .................................            3,296         1.195                3,940
    Separate Account Charges 2.30% .................................           32,822         1.193               39,170
    Separate Account Charges 2.40% .................................               --         1.192                   --
    Separate Account Charges 2.50% .................................               --         1.190                   --
    Separate Account Charges 2.60% .................................               --         1.188                   --
  Scudder Income & Growth Strategy Portfolio Class B
    Separate Account Charges 1.70% .................................            1,000         1.059                1,060
    Separate Account Charges 1.80% .................................               --         1.059                   --
    Separate Account Charges 1.90% .................................               --         1.058                   --
    Separate Account Charges 2.00% .................................               --         1.058                   --
    Separate Account Charges 2.10% .................................               --         1.058                   --
    Separate Account Charges 2.20% .................................               --         1.057                   --
    Separate Account Charges 2.30% .................................               --         1.057                   --
    Separate Account Charges 2.40% .................................               --         1.056                   --
    Separate Account Charges 2.50% .................................               --         1.056                   --
    Separate Account Charges 2.60% .................................               --         1.056                   --
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................            6,969         1.403                9,781
    Separate Account Charges 1.80% .................................               --         1.401                   --
    Separate Account Charges 1.90% .................................               --         1.399                   --
    Separate Account Charges 2.00% .................................               --         1.397                   --
    Separate Account Charges 2.10% .................................           83,770         1.395              116,833
    Separate Account Charges 2.20% .................................           12,762         1.393               17,770
    Separate Account Charges 2.30% .................................           22,333         1.390               31,051
    Separate Account Charges 2.40% .................................               --         1.388                   --
    Separate Account Charges 2.50% .................................               --         1.386                   --
    Separate Account Charges 2.60% .................................               --         1.384                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.70% .................................           37,780      $  0.980          $    37,027
    Separate Account Charges 1.80% .................................               --         0.978                   --
    Separate Account Charges 1.90% .................................            5,142         0.977                5,024
    Separate Account Charges 2.00% .................................               --         0.975                   --
    Separate Account Charges 2.10% .................................           16,066         0.974               15,647
    Separate Account Charges 2.20% .................................               --         0.972                   --
    Separate Account Charges 2.30% .................................               --         0.971                   --
    Separate Account Charges 2.40% .................................               --         0.969                   --
    Separate Account Charges 2.50% .................................            1,000         0.968                  968
    Separate Account Charges 2.60% .................................               --         0.966                   --
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................            8,702         1.233               10,726
    Separate Account Charges 1.80% .................................               --         1.231                   --
    Separate Account Charges 1.90% .................................               --         1.229                   --
    Separate Account Charges 2.00% .................................               --         1.227                   --
    Separate Account Charges 2.10% .................................           98,567         1.225              120,737
    Separate Account Charges 2.20% .................................               --         1.223                   --
    Separate Account Charges 2.30% .................................           11,114         1.221               13,572
    Separate Account Charges 2.40% .................................               --         1.219                   --
    Separate Account Charges 2.50% .................................               --         1.217                   --
    Separate Account Charges 2.60% .................................               --         1.215                   --
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.70% .................................           56,475         1.050               59,293
    Separate Account Charges 1.80% .................................               --         1.048                   --
    Separate Account Charges 1.90% .................................           33,817         1.047               35,394
    Separate Account Charges 2.00% .................................               --         1.045                   --
    Separate Account Charges 2.10% .................................           93,649         1.043               97,708
    Separate Account Charges 2.20% .................................               --         1.042                   --
    Separate Account Charges 2.30% .................................            9,275         1.040                9,648
    Separate Account Charges 2.40% .................................               --         1.038                   --
    Separate Account Charges 2.50% .................................               --         1.037                   --
    Separate Account Charges 2.60% .................................               --         1.035                   --
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................            1,663         1.215                2,020
    Separate Account Charges 1.80% .................................               --         1.213                   --
    Separate Account Charges 1.90% .................................            4,782         1.211                5,790
    Separate Account Charges 2.00% .................................               --         1.209                   --
    Separate Account Charges 2.10% .................................           51,489         1.207               62,146
    Separate Account Charges 2.20% .................................               --         1.205                   --
    Separate Account Charges 2.30% .................................               --         1.203                   --
    Separate Account Charges 2.40% .................................               --         1.201                   --
    Separate Account Charges 2.50% .................................            1,000         1.199                1,199
    Separate Account Charges 2.60% .................................               --         1.198                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.70% .................................            1,926      $  1.113          $     2,144
    Separate Account Charges 1.80% .................................               --         1.112                   --
    Separate Account Charges 1.90% .................................            6,260         1.110                6,947
    Separate Account Charges 2.00% .................................               --         1.108                   --
    Separate Account Charges 2.10% .................................           20,780         1.106               22,989
    Separate Account Charges 2.20% .................................               --         1.105                   --
    Separate Account Charges 2.30% .................................               --         1.103                   --
    Separate Account Charges 2.40% .................................               --         1.101                   --
    Separate Account Charges 2.50% .................................            2,000         1.099                2,199
    Separate Account Charges 2.60% .................................               --         1.098                   --
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.70% .................................           66,607         1.270               84,602
    Separate Account Charges 1.80% .................................            3,385         1.268                4,293
    Separate Account Charges 1.90% .................................            9,085         1.266               11,504
    Separate Account Charges 2.00% .................................               --         1.264                   --
    Separate Account Charges 2.10% .................................           83,454         1.262              105,342
    Separate Account Charges 2.20% .................................               --         1.260                   --
    Separate Account Charges 2.30% .................................           60,793         1.258               76,498
    Separate Account Charges 2.40% .................................               --         1.256                   --
    Separate Account Charges 2.50% .................................               --         1.254                   --
    Separate Account Charges 2.60% .................................               --         1.252                   --
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.70% .................................            7,135         1.240                8,847
    Separate Account Charges 1.80% .................................            3,534         1.238                4,376
    Separate Account Charges 1.90% .................................               --         1.236                   --
    Separate Account Charges 2.00% .................................               --         1.234                   --
    Separate Account Charges 2.10% .................................           74,008         1.232               91,192
    Separate Account Charges 2.20% .................................               --         1.230                   --
    Separate Account Charges 2.30% .................................               --         1.228                   --
    Separate Account Charges 2.40% .................................               --         1.226                   --
    Separate Account Charges 2.50% .................................            2,000         1.225                2,449
    Separate Account Charges 2.60% .................................               --         1.223                   --
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................           81,517         1.301              106,023
    Separate Account Charges 1.80% .................................               --         1.299                   --
    Separate Account Charges 1.90% .................................           24,028         1.297               31,154
    Separate Account Charges 2.00% .................................               --         1.295                   --
    Separate Account Charges 2.10% .................................          181,164         1.293              234,154
    Separate Account Charges 2.20% .................................           22,426         1.290               28,941
    Separate Account Charges 2.30% .................................            4,351         1.288                5,606
    Separate Account Charges 2.40% .................................               --         1.286                   --
    Separate Account Charges 2.50% .................................               --         1.284                   --
    Separate Account Charges 2.60% .................................               --         1.282                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.70% .................................           21,154      $  1.538          $    32,539
    Separate Account Charges 1.80% .................................               --         1.536                   --
    Separate Account Charges 1.90% .................................           15,940         1.533               24,442
    Separate Account Charges 2.00% .................................               --         1.531                   --
    Separate Account Charges 2.10% .................................           89,555         1.529              136,894
    Separate Account Charges 2.20% .................................            3,601         1.526                5,495
    Separate Account Charges 2.30% .................................           13,315         1.524               20,290
    Separate Account Charges 2.40% .................................               --         1.521                   --
    Separate Account Charges 2.50% .................................               --         1.519                   --
    Separate Account Charges 2.60% .................................               --         1.517                   --
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................           34,030         1.117               38,023
    Separate Account Charges 1.80% .................................               --         1.116                   --
    Separate Account Charges 1.90% .................................               --         1.114                   --
    Separate Account Charges 2.00% .................................               --         1.112                   --
    Separate Account Charges 2.10% .................................           86,415         1.110               95,952
    Separate Account Charges 2.20% .................................               --         1.109                   --
    Separate Account Charges 2.30% .................................               --         1.107                   --
    Separate Account Charges 2.40% .................................               --         1.105                   --
    Separate Account Charges 2.50% .................................            1,000         1.103                1,103
    Separate Account Charges 2.60% .................................               --         1.102                   --
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................            8,451         1.264               10,681
    Separate Account Charges 1.80% .................................               --         1.262                   --
    Separate Account Charges 1.90% .................................            4,209         1.260                5,303
    Separate Account Charges 2.00% .................................               --         1.258                   --
    Separate Account Charges 2.10% .................................            8,955         1.256               11,248
    Separate Account Charges 2.20% .................................               --         1.254                   --
    Separate Account Charges 2.30% .................................               --         1.252                   --
    Separate Account Charges 2.40% .................................               --         1.250                   --
    Separate Account Charges 2.50% .................................            2,000         1.248                2,497
    Separate Account Charges 2.60% .................................               --         1.246                   --
  SVS II Scudder Government & Agency Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................            2,590         1.013                2,624
    Separate Account Charges 1.80% .................................               --         1.011                   --
    Separate Account Charges 1.90% .................................           16,279         1.010               16,439
    Separate Account Charges 2.00% .................................               --         1.008                   --
    Separate Account Charges 2.10% .................................           46,794         1.007               47,106
    Separate Account Charges 2.20% .................................               --         1.005                   --
    Separate Account Charges 2.30% .................................            9,494         1.004                9,528
    Separate Account Charges 2.40% .................................               --         1.002                   --
    Separate Account Charges 2.50% .................................            2,000         1.000                2,001
    Separate Account Charges 2.60% .................................               --         0.999                   --
  SVS II Scudder Large Cap Value Portfolio - Class B
    Separate Account Charges 1.70% .................................           49,380         1.255               61,969
    Separate Account Charges 1.80% .................................            3,425         1.253                4,292
    Separate Account Charges 1.90% .................................           12,620         1.251               15,788
    Separate Account Charges 2.00% .................................               --         1.249                   --
    Separate Account Charges 2.10% .................................           76,632         1.247               95,570
    Separate Account Charges 2.20% .................................               --         1.245                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  SVS II Scudder Large Cap Value Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................            2,895      $  1.243          $     3,600
    Separate Account Charges 2.40% .................................               --         1.241                   --
    Separate Account Charges 2.50% .................................               --         1.239                   --
    Separate Account Charges 2.60% .................................               --         1.237                   --
  SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.70% .................................           10,865         1.226               13,318
    Separate Account Charges 1.80% .................................               --         1.224                   --
    Separate Account Charges 1.90% .................................            5,837         1.222                7,132
    Separate Account Charges 2.00% .................................               --         1.220                   --
    Separate Account Charges 2.10% .................................           66,700         1.218               81,248
    Separate Account Charges 2.20% .................................               --         1.216                   --
    Separate Account Charges 2.30% .................................            2,961         1.214                3,596
    Separate Account Charges 2.40% .................................               --         1.212                   --
    Separate Account Charges 2.50% .................................            1,000         1.211                1,211
    Separate Account Charges 2.60% .................................               --         1.209                   --
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.290                   --
    Separate Account Charges 1.80% .................................               --         1.288                   --
    Separate Account Charges 1.90% .................................            4,298         1.286                5,525
    Separate Account Charges 2.00% .................................               --         1.284                   --
    Separate Account Charges 2.10% .................................           25,700         1.281               32,935
    Separate Account Charges 2.20% .................................               --         1.279                   --
    Separate Account Charges 2.30% .................................               --         1.278                   --
    Separate Account Charges 2.40% .................................               --         1.276                   --
    Separate Account Charges 2.50% .................................            1,000         1.274                1,274
    Separate Account Charges 2.60% .................................               --         1.272                   --
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.70% .................................            4,736         1.224                5,799
    Separate Account Charges 1.80% .................................               --         1.223                   --
    Separate Account Charges 1.90% .................................               --         1.221                   --
    Separate Account Charges 2.00% .................................               --         1.219                   --
    Separate Account Charges 2.10% .................................           90,781         1.217              110,467
    Separate Account Charges 2.20% .................................               --         1.215                   --
    Separate Account Charges 2.30% .................................               --         1.213                   --
    Separate Account Charges 2.40% .................................               --         1.211                   --
    Separate Account Charges 2.50% .................................            1,000         1.209                1,209
    Separate Account Charges 2.60% .................................               --         1.207                   --
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.70% .................................               --         1.226                   --
    Separate Account Charges 1.80% .................................               --         1.225                   --
    Separate Account Charges 1.90% .................................               --         1.223                   --
    Separate Account Charges 2.00% .................................               --         1.221                   --
    Separate Account Charges 2.10% .................................           13,894         1.219               16,936
    Separate Account Charges 2.20% .................................               --         1.217                   --
    Separate Account Charges 2.30% .................................               --         1.215                   --
    Separate Account Charges 2.40% .................................               --         1.213                   --
    Separate Account Charges 2.50% .................................            1,000         1.211                1,211
    Separate Account Charges 2.60% .................................               --         1.209                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Scudder Variable Series II (continued)
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.70% .................................           41,830      $  1.297          $    54,247
    Separate Account Charges 1.80% .................................               --         1.295                   --
    Separate Account Charges 1.90% .................................               --         1.293                   --
    Separate Account Charges 2.00% .................................               --         1.291                   --
    Separate Account Charges 2.10% .................................           58,522         1.289               75,423
    Separate Account Charges 2.20% .................................               --         1.287                   --
    Separate Account Charges 2.30% .................................               --         1.285                   --
    Separate Account Charges 2.40% .................................               --         1.283                   --
    Separate Account Charges 2.50% .................................            1,000         1.281                1,281
    Separate Account Charges 2.60% .................................               --         1.279                   --
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................            3,041         1.185                3,605
    Separate Account Charges 1.80% .................................               --         1.184                   --
    Separate Account Charges 1.90% .................................               --         1.182                   --
    Separate Account Charges 2.00% .................................               --         1.180                   --
    Separate Account Charges 2.10% .................................           56,937         1.178               67,075
    Separate Account Charges 2.20% .................................           21,801         1.176               25,643
    Separate Account Charges 2.30% .................................               --         1.174                   --
    Separate Account Charges 2.40% .................................               --         1.173                   --
    Separate Account Charges 2.50% .................................            1,000         1.171                1,171
    Separate Account Charges 2.60% .................................               --         1.169                   --
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................           21,089         1.321               27,857
    Separate Account Charges 1.80% .................................               --         1.319                   --
    Separate Account Charges 1.90% .................................            5,646         1.317                7,436
    Separate Account Charges 2.00% .................................               --         1.315                   --
    Separate Account Charges 2.10% .................................           14,804         1.313               19,434
    Separate Account Charges 2.20% .................................               --         1.311                   --
    Separate Account Charges 2.30% .................................               --         1.309                   --
    Separate Account Charges 2.40% .................................               --         1.307                   --
    Separate Account Charges 2.50% .................................            1,000         1.305                1,305
    Separate Account Charges 2.60% .................................               --         1.303                   --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.70% .................................               --         1.237                   --
    Separate Account Charges 1.80% .................................            8,236         1.235               10,169
    Separate Account Charges 1.90% .................................               --         1.233                   --
    Separate Account Charges 2.00% .................................               --         1.230                   --
    Separate Account Charges 2.10% .................................               --         1.228                   --
    Separate Account Charges 2.20% .................................           27,516         1.226               33,736
    Separate Account Charges 2.30% .................................               --         1.224                   --
    Separate Account Charges 2.40% .................................               --         1.222                   --
    Separate Account Charges 2.50% .................................               --         1.219                   --
    Separate Account Charges 2.60% .................................               --         1.217                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.70% .................................               --      $  1.333          $        --
    Separate Account Charges 1.80% .................................            1,000         1.331                1,330
    Separate Account Charges 1.90% .................................               --         1.328                   --
    Separate Account Charges 2.00% .................................               --         1.326                   --
    Separate Account Charges 2.10% .................................               --         1.324                   --
    Separate Account Charges 2.20% .................................               --         1.321                   --
    Separate Account Charges 2.30% .................................               --         1.319                   --
    Separate Account Charges 2.40% .................................               --         1.317                   --
    Separate Account Charges 2.50% .................................               --         1.314                   --
    Separate Account Charges 2.60% .................................               --         1.312                   --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.70% .................................               --         1.350                   --
    Separate Account Charges 1.80% .................................          153,628         1.347              206,981
    Separate Account Charges 1.90% .................................               --         1.345                   --
    Separate Account Charges 2.00% .................................          321,369         1.342              431,432
    Separate Account Charges 2.10% .................................               --         1.340                   --
    Separate Account Charges 2.20% .................................          978,760         1.338            1,309,268
    Separate Account Charges 2.30% .................................               --         1.335                   --
    Separate Account Charges 2.40% .................................          163,573         1.333              218,030
    Separate Account Charges 2.50% .................................               --         1.331                   --
    Separate Account Charges 2.60% .................................           20,384         1.328               27,073
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.70% .................................               --         1.231                   --
    Separate Account Charges 1.80% .................................          817,319         1.229            1,004,102
    Separate Account Charges 1.90% .................................               --         1.226                   --
    Separate Account Charges 2.00% .................................           22,620         1.224               27,690
    Separate Account Charges 2.10% .................................               --         1.222                   --
    Separate Account Charges 2.20% .................................        1,316,949         1.220            1,606,497
    Separate Account Charges 2.30% .................................               --         1.218                   --
    Separate Account Charges 2.40% .................................          595,228         1.216              723,531
    Separate Account Charges 2.50% .................................               --         1.213                   --
    Separate Account Charges 2.60% .................................          270,651         1.211              327,828
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.70% .................................               --         1.421                   --
    Separate Account Charges 1.80% .................................          358,686         1.418              508,679
    Separate Account Charges 1.90% .................................               --         1.416                   --
    Separate Account Charges 2.00% .................................          183,240         1.413              258,949
    Separate Account Charges 2.10% .................................               --         1.411                   --
    Separate Account Charges 2.20% .................................          338,277         1.408              476,351
    Separate Account Charges 2.30% .................................               --         1.406                   --
    Separate Account Charges 2.40% .................................           11,173         1.403               15,678
    Separate Account Charges 2.50% .................................               --         1.401                   --
    Separate Account Charges 2.60% .................................               --         1.398                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.70% .................................               --      $  1.333          $        --
    Separate Account Charges 1.80% .................................           23,370         1.330               31,087
    Separate Account Charges 1.90% .................................               --         1.328                   --
    Separate Account Charges 2.00% .................................               --         1.326                   --
    Separate Account Charges 2.10% .................................               --         1.323                   --
    Separate Account Charges 2.20% .................................           18,112         1.321               23,922
    Separate Account Charges 2.30% .................................               --         1.318                   --
    Separate Account Charges 2.40% .................................               --         1.316                   --
    Separate Account Charges 2.50% .................................               --         1.314                   --
    Separate Account Charges 2.60% .................................               --         1.312                   --

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................           93,454         1.091              101,923
    Separate Account Charges 1.80% .................................            3,832         1.089                4,173
    Separate Account Charges 1.90% .................................            9,631         1.087               10,471
    Separate Account Charges 2.00% .................................               --         1.086                   --
    Separate Account Charges 2.10% .................................           89,018         1.084               96,480
    Separate Account Charges 2.20% .................................               --         1.082                   --
    Separate Account Charges 2.30% .................................           13,875         1.080               14,991
    Separate Account Charges 2.40% .................................               --         1.079                   --
    Separate Account Charges 2.50% .................................               --         1.077                   --
    Separate Account Charges 2.60% .................................               --         1.075                   --
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................               --         1.191                   --
    Separate Account Charges 1.80% .................................               --         1.189                   --
    Separate Account Charges 1.90% .................................               --         1.187                   --
    Separate Account Charges 2.00% .................................               --         1.185                   --
    Separate Account Charges 2.10% .................................           27,179         1.184               32,167
    Separate Account Charges 2.20% .................................               --         1.182                   --
    Separate Account Charges 2.30% .................................           67,545         1.180               79,692
    Separate Account Charges 2.40% .................................               --         1.178                   --
    Separate Account Charges 2.50% .................................               --         1.176                   --
    Separate Account Charges 2.60% .................................               --         1.174                   --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.70% .................................            8,685         1.252               10,872
    Separate Account Charges 1.80% .................................               --         1.250                   --
    Separate Account Charges 1.90% .................................               --         1.247                   --
    Separate Account Charges 2.00% .................................               --         1.245                   --
    Separate Account Charges 2.10% .................................        1,516,068         1.243            1,884,515
    Separate Account Charges 2.20% .................................               --         1.241                   --
    Separate Account Charges 2.30% .................................          291,489         1.239              361,053
    Separate Account Charges 2.40% .................................               --         1.236                   --
    Separate Account Charges 2.50% .................................               --         1.234                   --
    Separate Account Charges 2.60% .................................               --         1.232                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% .................................           58,776      $  1.547          $    90,921
    Separate Account Charges 1.80% .................................               --         1.544                   --
    Separate Account Charges 1.90% .................................            1,668         1.541                2,571
    Separate Account Charges 2.00% .................................               --         1.539                   --
    Separate Account Charges 2.10% .................................           11,457         1.536               17,598
    Separate Account Charges 2.20% .................................               --         1.533                   --
    Separate Account Charges 2.30% .................................               --         1.531                   --
    Separate Account Charges 2.40% .................................               --         1.528                   --
    Separate Account Charges 2.50% .................................               --         1.525                   --
    Separate Account Charges 2.60% .................................               --         1.523                   --
  Equity Income Portfolio
    Separate Account Charges 1.70% .................................           91,847         1.429              131,240
    Separate Account Charges 1.80% .................................           44,350         1.426               63,261
    Separate Account Charges 1.90% .................................               --         1.424                   --
    Separate Account Charges 2.00% .................................            3,849         1.421                5,471
    Separate Account Charges 2.10% .................................          135,951         1.419              192,894
    Separate Account Charges 2.20% .................................           83,993         1.416              118,960
    Separate Account Charges 2.30% .................................            9,822         1.414               13,887
    Separate Account Charges 2.40% .................................            7,550         1.411               10,656
    Separate Account Charges 2.50% .................................               --         1.409                   --
    Separate Account Charges 2.60% .................................               --         1.406                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.70% .................................           52,574         1.258               66,146
    Separate Account Charges 1.80% .................................               --         1.256                   --
    Separate Account Charges 1.90% .................................               --         1.254                   --
    Separate Account Charges 2.00% .................................               --         1.251                   --
    Separate Account Charges 2.10% .................................           31,594         1.249               39,471
    Separate Account Charges 2.20% .................................               --         1.247                   --
    Separate Account Charges 2.30% .................................            9,298         1.245               11,575
    Separate Account Charges 2.40% .................................               --         1.243                   --
    Separate Account Charges 2.50% .................................            8,596         1.240               10,663
    Separate Account Charges 2.60% .................................               --         1.238                   --
  Federated Stock Portfolio
    Separate Account Charges 1.70% .................................            2,000         1.408                2,814
    Separate Account Charges 1.80% .................................               --         1.405                   --
    Separate Account Charges 1.90% .................................               --         1.403                   --
    Separate Account Charges 2.00% .................................               --         1.400                   --
    Separate Account Charges 2.10% .................................            2,096         1.398                2,928
    Separate Account Charges 2.20% .................................               --         1.395                   --
    Separate Account Charges 2.30% .................................               --         1.393                   --
    Separate Account Charges 2.40% .................................               --         1.390                   --
    Separate Account Charges 2.50% .................................            7,137         1.388                9,903
    Separate Account Charges 2.60% .................................               --         1.385                   --
  Large Cap Portfolio
    Separate Account Charges 1.70% .................................            2,000         1.285                2,570
    Separate Account Charges 1.80% .................................               --         1.283                   --
    Separate Account Charges 1.90% .................................               --         1.280                   --
    Separate Account Charges 2.00% .................................               --         1.278                   --
    Separate Account Charges 2.10% .................................           22,564         1.276               28,790
    Separate Account Charges 2.20% .................................            2,890         1.274                3,681

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2.30% .................................               --      $  1.271          $        --
    Separate Account Charges 2.40% .................................               --         1.269                   --
    Separate Account Charges 2.50% .................................               --         1.267                   --
    Separate Account Charges 2.60% .................................               --         1.265                   --
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% .................................           37,363         1.511               56,443
    Separate Account Charges 1.80% .................................           53,602         1.508               80,831
    Separate Account Charges 1.90% .................................               --         1.505                   --
    Separate Account Charges 2.00% .................................               --         1.503                   --
    Separate Account Charges 2.10% .................................           86,450         1.500              129,678
    Separate Account Charges 2.20% .................................           27,609         1.497               41,340
    Separate Account Charges 2.30% .................................           12,686         1.495               18,961
    Separate Account Charges 2.40% .................................               --         1.492                   --
    Separate Account Charges 2.50% .................................            5,892         1.489                8,775
    Separate Account Charges 2.60% .................................               --         1.487                   --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................           67,331         1.386               93,317
    Separate Account Charges 1.80% .................................            4,058         1.383                5,614
    Separate Account Charges 1.90% .................................               --         1.381                   --
    Separate Account Charges 2.00% .................................               --         1.379                   --
    Separate Account Charges 2.10% .................................          206,393         1.376              284,030
    Separate Account Charges 2.20% .................................               --         1.374                   --
    Separate Account Charges 2.30% .................................               --         1.371                   --
    Separate Account Charges 2.40% .................................               --         1.369                   --
    Separate Account Charges 2.50% .................................           33,604         1.366               45,919
    Separate Account Charges 2.60% .................................               --         1.364                   --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% .................................           18,775         1.386               26,021
    Separate Account Charges 1.80% .................................           13,181         1.384               18,236
    Separate Account Charges 1.90% .................................               --         1.381                   --
    Separate Account Charges 2.00% .................................               --         1.379                   --
    Separate Account Charges 2.10% .................................               --         1.376                   --
    Separate Account Charges 2.20% .................................               --         1.374                   --
    Separate Account Charges 2.30% .................................               --         1.371                   --
    Separate Account Charges 2.40% .................................               --         1.369                   --
    Separate Account Charges 2.50% .................................               --         1.366                   --
    Separate Account Charges 2.60% .................................               --         1.364                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% .................................           17,505         1.482               25,945
    Separate Account Charges 1.80% .................................               --         1.479                   --
    Separate Account Charges 1.90% .................................            3,731         1.477                5,509
    Separate Account Charges 2.00% .................................               --         1.474                   --
    Separate Account Charges 2.10% .................................           21,906         1.472               32,239
    Separate Account Charges 2.20% .................................               --         1.469                   --
    Separate Account Charges 2.30% .................................               --         1.466                   --
    Separate Account Charges 2.40% .................................               --         1.464                   --
    Separate Account Charges 2.50% .................................               --         1.461                   --
    Separate Account Charges 2.60% .................................               --         1.459                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
The Travelers Series Trust (continued)
  MFS Value Portfolio
    Separate Account Charges 1.70% .................................            2,000      $  1.120          $     2,240
    Separate Account Charges 1.80% .................................               --         1.119                   --
    Separate Account Charges 1.90% .................................               --         1.118                   --
    Separate Account Charges 2.00% .................................               --         1.118                   --
    Separate Account Charges 2.10% .................................           48,449         1.117               54,116
    Separate Account Charges 2.20% .................................           44,093         1.116               49,219
    Separate Account Charges 2.30% .................................               --         1.115                   --
    Separate Account Charges 2.40% .................................               --         1.115                   --
    Separate Account Charges 2.50% .................................               --         1.114                   --
    Separate Account Charges 2.60% .................................               --         1.113                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% .................................            9,114         1.327               12,092
    Separate Account Charges 1.80% .................................           56,561         1.325               74,922
    Separate Account Charges 1.90% .................................               --         1.322                   --
    Separate Account Charges 2.00% .................................               --         1.320                   --
    Separate Account Charges 2.10% .................................          159,854         1.318              210,692
    Separate Account Charges 2.20% .................................               --         1.316                   --
    Separate Account Charges 2.30% .................................               --         1.314                   --
    Separate Account Charges 2.40% .................................               --         1.311                   --
    Separate Account Charges 2.50% .................................               --         1.309                   --
    Separate Account Charges 2.60% .................................               --         1.307                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.70% .................................           39,987         1.081               43,225
    Separate Account Charges 1.80% .................................               --         1.080                   --
    Separate Account Charges 1.90% .................................               --         1.080                   --
    Separate Account Charges 2.00% .................................               --         1.079                   --
    Separate Account Charges 2.10% .................................               --         1.078                   --
    Separate Account Charges 2.20% .................................               --         1.077                   --
    Separate Account Charges 2.30% .................................               --         1.077                   --
    Separate Account Charges 2.40% .................................               --         1.076                   --
    Separate Account Charges 2.50% .................................               --         1.075                   --
    Separate Account Charges 2.60% .................................               --         1.075                   --
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.70% .................................           62,607         1.049               65,645
    Separate Account Charges 1.80% .................................               --         1.047                   --
    Separate Account Charges 1.90% .................................               --         1.045                   --
    Separate Account Charges 2.00% .................................               --         1.043                   --
    Separate Account Charges 2.10% .................................          252,723         1.041              263,121
    Separate Account Charges 2.20% .................................               --         1.039                   --
    Separate Account Charges 2.30% .................................           19,691         1.037               20,429
    Separate Account Charges 2.40% .................................               --         1.036                   --
    Separate Account Charges 2.50% .................................               --         1.034                   --
    Separate Account Charges 2.60% .................................               --         1.032                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
The Travelers Series Trust (continued)
  U.S. Government Securities Portfolio
    Separate Account Charges 1.70% .................................          146,578      $  1.050          $   153,946
    Separate Account Charges 1.80% .................................               --         1.050                   --
    Separate Account Charges 1.90% .................................               --         1.049                   --
    Separate Account Charges 2.00% .................................               --         1.048                   --
    Separate Account Charges 2.10% .................................            6,600         1.047                6,913
    Separate Account Charges 2.20% .................................               --         1.047                   --
    Separate Account Charges 2.30% .................................           10,803         1.046               11,301
    Separate Account Charges 2.40% .................................               --         1.045                   --
    Separate Account Charges 2.50% .................................               --         1.045                   --
    Separate Account Charges 2.60% .................................               --         1.044                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% .................................           19,554         1.321               25,832
    Separate Account Charges 1.80% .................................               --         1.319                   --
    Separate Account Charges 1.90% .................................               --         1.316                   --
    Separate Account Charges 2.00% .................................               --         1.314                   --
    Separate Account Charges 2.10% .................................           93,031         1.312              122,039
    Separate Account Charges 2.20% .................................               --         1.309                   --
    Separate Account Charges 2.30% .................................               --         1.307                   --
    Separate Account Charges 2.40% .................................           23,628         1.305               30,832
    Separate Account Charges 2.50% .................................               --         1.303                   --
    Separate Account Charges 2.60% .................................               --         1.300                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.70% .................................          206,138         1.284              264,584
    Separate Account Charges 1.80% .................................           95,126         1.281              121,879
    Separate Account Charges 1.90% .................................               --         1.279                   --
    Separate Account Charges 2.00% .................................           32,407         1.277               41,373
    Separate Account Charges 2.10% .................................          440,081         1.274              560,832
    Separate Account Charges 2.20% .................................          170,874         1.272              217,371
    Separate Account Charges 2.30% .................................           16,985         1.270               21,569
    Separate Account Charges 2.40% .................................               --         1.268                   --
    Separate Account Charges 2.50% .................................            6,466         1.265                8,181
    Separate Account Charges 2.60% .................................           12,431         1.263               15,700
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.70% .................................           55,577         1.093               60,768
    Separate Account Charges 1.80% .................................           13,243         1.093               14,471
    Separate Account Charges 1.90% .................................               --         1.092                   --
    Separate Account Charges 2.00% .................................               --         1.091                   --
    Separate Account Charges 2.10% .................................           98,398         1.091              107,304
    Separate Account Charges 2.20% .................................          123,209         1.090              134,270
    Separate Account Charges 2.30% .................................           13,032         1.089               14,193
    Separate Account Charges 2.40% .................................               --         1.088                   --
    Separate Account Charges 2.50% .................................               --         1.088                   --
    Separate Account Charges 2.60% .................................               --         1.087                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................           78,287      $  0.993          $    77,746
    Separate Account Charges 1.80% .................................          162,467         0.992              161,130
    Separate Account Charges 1.90% .................................               --         0.990                   --
    Separate Account Charges 2.00% .................................               --         0.989                   --
    Separate Account Charges 2.10% .................................        1,756,767         0.988            1,735,546
    Separate Account Charges 2.20% .................................          277,373         0.987              273,681
    Separate Account Charges 2.30% .................................          809,141         0.985              797,299
    Separate Account Charges 2.40% .................................               --         0.984                   --
    Separate Account Charges 2.50% .................................               --         0.983                   --
    Separate Account Charges 2.60% .................................            7,607         0.982                7,467
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% .................................               --         1.409                   --
    Separate Account Charges 1.80% .................................           78,678         1.406              110,634
    Separate Account Charges 1.90% .................................               --         1.404                   --
    Separate Account Charges 2.00% .................................           14,893         1.401               20,868
    Separate Account Charges 2.10% .................................               --         1.399                   --
    Separate Account Charges 2.20% .................................          264,720         1.396              369,613
    Separate Account Charges 2.30% .................................               --         1.394                   --
    Separate Account Charges 2.40% .................................           28,571         1.391               39,750
    Separate Account Charges 2.50% .................................               --         1.389                   --
    Separate Account Charges 2.60% .................................            3,848         1.386                5,335
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% .................................               --         1.289                   --
    Separate Account Charges 1.80% .................................           51,934         1.286               66,799
    Separate Account Charges 1.90% .................................               --         1.284                   --
    Separate Account Charges 2.00% .................................           96,818         1.282              124,090
    Separate Account Charges 2.10% .................................               --         1.279                   --
    Separate Account Charges 2.20% .................................          157,571         1.277              201,242
    Separate Account Charges 2.30% .................................               --         1.275                   --
    Separate Account Charges 2.40% .................................               --         1.273                   --
    Separate Account Charges 2.50% .................................               --         1.270                   --
    Separate Account Charges 2.60% .................................               --         1.268                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% .................................               --         1.367                   --
    Separate Account Charges 1.80% .................................           26,136         1.364               35,663
    Separate Account Charges 1.90% .................................               --         1.362                   --
    Separate Account Charges 2.00% .................................               --         1.360                   --
    Separate Account Charges 2.10% .................................               --         1.357                   --
    Separate Account Charges 2.20% .................................           18,411         1.355               24,945

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.30% .................................               --      $  1.352          $        --
    Separate Account Charges 2.40% .................................           14,668         1.350               19,803
    Separate Account Charges 2.50% .................................               --         1.348                   --
    Separate Account Charges 2.60% .................................               --         1.345                   --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% .................................               --         1.411                   --
    Separate Account Charges 1.80% .................................           17,630         1.409               24,836
    Separate Account Charges 1.90% .................................               --         1.406                   --
    Separate Account Charges 2.00% .................................               --         1.404                   --
    Separate Account Charges 2.10% .................................               --         1.401                   --
    Separate Account Charges 2.20% .................................          290,824         1.399              406,776
    Separate Account Charges 2.30% .................................               --         1.396                   --
    Separate Account Charges 2.40% .................................               --         1.394                   --
    Separate Account Charges 2.50% .................................               --         1.391                   --
    Separate Account Charges 2.60% .................................               --         1.389                   --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% .................................               --         0.983                   --
    Separate Account Charges 1.80% .................................          326,129         0.982              320,211
    Separate Account Charges 1.90% .................................               --         0.980                   --
    Separate Account Charges 2.00% .................................          325,340         0.978              318,290
    Separate Account Charges 2.10% .................................               --         0.976                   --
    Separate Account Charges 2.20% .................................          183,524         0.975              178,912
    Separate Account Charges 2.30% .................................               --         0.973                   --
    Separate Account Charges 2.40% .................................           85,370         0.971               82,927
    Separate Account Charges 2.50% .................................               --         0.970                   --
    Separate Account Charges 2.60% .................................          413,121         0.968              399,883
  Strategic Equity Portfolio
    Separate Account Charges 1.70% .................................           20,770         1.379               28,645
    Separate Account Charges 1.80% .................................               --         1.377                   --
    Separate Account Charges 1.90% .................................               --         1.374                   --
    Separate Account Charges 2.00% .................................               --         1.372                   --
    Separate Account Charges 2.10% .................................               --         1.369                   --
    Separate Account Charges 2.20% .................................               --         1.367                   --
    Separate Account Charges 2.30% .................................               --         1.365                   --
    Separate Account Charges 2.40% .................................           23,785         1.362               32,399
    Separate Account Charges 2.50% .................................               --         1.360                   --
    Separate Account Charges 2.60% .................................               --         1.357                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% .................................               --         1.056                   --
    Separate Account Charges 1.80% .................................          116,855         1.054              123,189
    Separate Account Charges 1.90% .................................               --         1.052                   --
    Separate Account Charges 2.00% .................................               --         1.050                   --
    Separate Account Charges 2.10% .................................               --         1.049                   --
    Separate Account Charges 2.20% .................................           89,888         1.047               94,085
    Separate Account Charges 2.30% .................................               --         1.045                   --
    Separate Account Charges 2.40% .................................               --         1.043                   --
    Separate Account Charges 2.50% .................................               --         1.041                   --
    Separate Account Charges 2.60% .................................               --         1.039                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Travelers Series Fund Inc. (continued)
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.70% .................................               --      $  1.257          $        --
    Separate Account Charges 1.80% .................................            1,000         1.254                1,254
    Separate Account Charges 1.90% .................................               --         1.252                   --
    Separate Account Charges 2.00% .................................               --         1.250                   --
    Separate Account Charges 2.10% .................................               --         1.248                   --
    Separate Account Charges 2.20% .................................               --         1.246                   --
    Separate Account Charges 2.30% .................................               --         1.243                   --
    Separate Account Charges 2.40% .................................           24,555         1.241               30,477
    Separate Account Charges 2.50% .................................               --         1.239                   --
    Separate Account Charges 2.60% .................................               --         1.237                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................           97,186         1.518              147,541
    Separate Account Charges 1.80% .................................               --         1.515                   --
    Separate Account Charges 1.90% .................................               --         1.513                   --
    Separate Account Charges 2.00% .................................               --         1.510                   --
    Separate Account Charges 2.10% .................................          292,500         1.507              440,924
    Separate Account Charges 2.20% .................................               --         1.505                   --
    Separate Account Charges 2.30% .................................            1,698         1.502                2,550
    Separate Account Charges 2.40% .................................               --         1.499                   --
    Separate Account Charges 2.50% .................................               --         1.497                   --
    Separate Account Charges 2.60% .................................               --         1.494                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................               --         1.280                   --
    Separate Account Charges 1.80% .................................            7,883         1.278               10,071
    Separate Account Charges 1.90% .................................               --         1.275                   --
    Separate Account Charges 2.00% .................................               --         1.273                   --
    Separate Account Charges 2.10% .................................               --         1.271                   --
    Separate Account Charges 2.20% .................................           11,895         1.269               15,089
    Separate Account Charges 2.30% .................................               --         1.266                   --
    Separate Account Charges 2.40% .................................            4,528         1.264                5,723
    Separate Account Charges 2.50% .................................               --         1.262                   --
    Separate Account Charges 2.60% .................................            1,236         1.260                1,557
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................            2,000         1.255                2,510
    Separate Account Charges 1.80% .................................               --         1.253                   --
    Separate Account Charges 1.90% .................................               --         1.251                   --
    Separate Account Charges 2.00% .................................               --         1.248                   --
    Separate Account Charges 2.10% .................................               --         1.246                   --
    Separate Account Charges 2.20% .................................               --         1.244                   --
    Separate Account Charges 2.30% .................................               --         1.242                   --
    Separate Account Charges 2.40% .................................               --         1.240                   --
    Separate Account Charges 2.50% .................................               --         1.237                   --
    Separate Account Charges 2.60% .................................               --         1.235                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% .................................               --      $  1.637          $        --
    Separate Account Charges 1.80% .................................            1,000         1.634                1,633
    Separate Account Charges 1.90% .................................               --         1.631                   --
    Separate Account Charges 2.00% .................................               --         1.628                   --
    Separate Account Charges 2.10% .................................               --         1.625                   --
    Separate Account Charges 2.20% .................................               --         1.622                   --
    Separate Account Charges 2.30% .................................               --         1.619                   --
    Separate Account Charges 2.40% .................................               --         1.616                   --
    Separate Account Charges 2.50% .................................               --         1.614                   --
    Separate Account Charges 2.60% .................................               --         1.611                   --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.70% .................................               --         1.463                   --
    Separate Account Charges 1.80% .................................           37,549         1.460               54,826
    Separate Account Charges 1.90% .................................               --         1.458                   --
    Separate Account Charges 2.00% .................................           72,462         1.455              105,426
    Separate Account Charges 2.10% .................................               --         1.452                   --
    Separate Account Charges 2.20% .................................           11,282         1.450               16,355
    Separate Account Charges 2.30% .................................               --         1.447                   --
    Separate Account Charges 2.40% .................................               --         1.445                   --
    Separate Account Charges 2.50% .................................               --         1.442                   --
    Separate Account Charges 2.60% .................................            3,645         1.439                5,247
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................           54,344         1.447               78,634
    Separate Account Charges 1.80% .................................               --         1.444                   --
    Separate Account Charges 1.90% .................................            2,643         1.442                3,811
    Separate Account Charges 2.00% .................................               --         1.439                   --
    Separate Account Charges 2.10% .................................          512,381         1.437              736,181
    Separate Account Charges 2.20% .................................               --         1.434                   --
    Separate Account Charges 2.30% .................................           48,146         1.432               68,929
    Separate Account Charges 2.40% .................................               --         1.429                   --
    Separate Account Charges 2.50% .................................            7,742         1.427               11,046
    Separate Account Charges 2.60% .................................               --         1.424                   --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................            4,048         1.248                5,050
    Separate Account Charges 1.80% .................................               --         1.245                   --
    Separate Account Charges 1.90% .................................            1,879         1.243                2,337
    Separate Account Charges 2.00% .................................               --         1.241                   --
    Separate Account Charges 2.10% .................................           28,672         1.239               35,521
    Separate Account Charges 2.20% .................................               --         1.237                   --
    Separate Account Charges 2.30% .................................               --         1.234                   --
    Separate Account Charges 2.40% .................................               --         1.232                   --
    Separate Account Charges 2.50% .................................               --         1.230                   --
    Separate Account Charges 2.60% .................................               --         1.228                   --

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE            NET ASSETS
                                                                         ------------      --------          -----------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................           49,698      $  1.769          $    87,931
    Separate Account Charges 1.80% .................................           30,239         1.766               53,407
    Separate Account Charges 1.90% .................................            3,342         1.763                5,892
    Separate Account Charges 2.00% .................................               --         1.760                   --
    Separate Account Charges 2.10% .................................          223,889         1.757              393,339
    Separate Account Charges 2.20% .................................           18,434         1.754               32,329
    Separate Account Charges 2.30% .................................           57,438         1.751              100,553
    Separate Account Charges 2.40% .................................               --         1.748                   --
    Separate Account Charges 2.50% .................................            2,964         1.744                5,170
    Separate Account Charges 2.60% .................................               --         1.741                   --
                                                                                                             -----------

Net Contract Owners' Equity ........................................                                         $51,913,730
                                                                                                             ===========

6. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              --------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET      COST OF      PROCEEDS
                                                                                SHARES        VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $189,356)                                                           3,046  $   201,755  $   187,817  $     3,802
                                                                              -----------  -----------  -----------  -----------

HIGH YIELD BOND TRUST (0.2%)
    Total (Cost $84,601)                                                            8,435       83,591       85,771        1,211
                                                                              -----------  -----------  -----------  -----------

MANAGED ASSETS TRUST (0.2%)
    Total (Cost $114,712)                                                           7,060      117,685      123,667        9,253
                                                                              -----------  -----------  -----------  -----------

MONEY MARKET PORTFOLIO (1.7%)
    Total (Cost $886,332)                                                         886,332      886,332    1,211,077      574,334
                                                                              -----------  -----------  -----------  -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.3%)
  AIM V.I. Utilities Fund
    Total (Cost $113,640)                                                           8,739      136,418       82,570        6,017
                                                                              -----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.8%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $275,645)          14,502      346,171      122,907        4,769
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $64,421)               3,012       69,602       59,957        1,021
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $340,066)                                                          17,514      415,773      182,864        5,790
                                                                              -----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (15.0%)
  Global Growth Fund - Class 2 Shares (Cost $973,594)                              62,398    1,075,126      969,332       38,244
  Growth Fund - Class 2 Shares (Cost $3,200,020)                                   69,437    3,548,241    2,999,367       23,232
  Growth-Income Fund - Class 2 Shares (Cost $2,995,346)                            87,003    3,187,791    2,834,264       15,569
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $7,168,960)                                                       218,838    7,811,158    6,802,963       77,045
                                                                              -----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.2%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $51,667)                     4,649       61,547       56,778        5,983
  Credit Suisse Trust Global Post-Venture Capital Portfolio (Cost $30,837)          3,155       35,175      111,264       83,620
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $82,504)                                                            7,804       96,722      168,042       89,603
                                                                              -----------  -----------  -----------  -----------

DELAWARE VIP TRUST (1.1%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $496,179)                                                          30,300      578,122      499,598       11,765
                                                                              -----------  -----------  -----------  -----------

DREYFUS INVESTMENT PORTFOLIO (0.2%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $93,078)                                                            5,952      104,581       89,780        5,819
                                                                              -----------  -----------  -----------  -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.2%)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Total (Cost $102,113)                                                           4,388      109,956      100,162        1,026
                                                                              -----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $153,718)               4,460      158,605      157,075        9,867
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $264,247)         6,713      278,928      270,980       10,079
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $417,965)                                                          11,173      437,533      428,055       19,946
                                                                              -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              --------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET      COST OF      PROCEEDS
                                                                                SHARES        VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.7%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $91,074)                           5,169  $   100,437  $    90,553  $     1,533
  Mutual Shares Securities Fund - Class 2 Shares (Cost $426,051)                   28,973      482,108      343,113        7,759
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $484,869)                                                                62,015      537,673      488,283        4,760
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $595,731)               46,584      668,482      605,901       11,935
  Templeton Growth Securities Fund - Class 2 Shares (Cost $596,671)                51,331      658,582      701,585      122,726
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $2,194,396)                                                       194,072    2,447,282    2,229,435      148,713
                                                                              -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (3.9%)
  Appreciation Portfolio (Cost $257,457)                                           11,497      269,367      247,290        7,040
  Diversified Strategic Income Portfolio (Cost $192,311)                           20,452      190,203      194,264        3,050
  Equity Index Portfolio - Class II Shares (Cost $872,470)                         31,554      931,486      992,807      146,200
  Fundamental Value Portfolio (Cost $392,675)                                      19,164      404,353      393,204       14,761
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $175,371)                                                                 8,912      189,207      192,844       19,979
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $32,310)                                                                  7,087       34,799       31,566          257
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $1,922,594)                                                        98,666    2,019,415    2,051,975      191,287
                                                                              -----------  -----------  -----------  -----------

JANUS ASPEN SERIES (0.5%)
  Balanced Portfolio - Service Shares (Cost $41,301)                                1,772       44,720       43,035        4,872
  Global Life Sciences Portfolio - Service Shares (Cost $102,036)                  13,283      104,540      102,765        1,631
  Global Technology Portfolio - Service Shares (Cost $86,091)                      25,170       89,353       88,570        3,483
  Mid Cap Growth Portfolio - Service Shares (Cost $27,558)                          1,335       33,852       16,989          343
  Worldwide Growth Portfolio - Service Shares (Cost $4,274)                           188        4,995        2,385          119
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $261,260)                                                          41,748      277,460      253,744       10,448
                                                                              -----------  -----------  -----------  -----------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $208,014)                                                          13,930      235,414      211,686        5,030
                                                                              -----------  -----------  -----------  -----------

LORD ABBETT SERIES FUND, INC. (4.2%)
  Growth and Income Portfolio (Cost $1,095,334)                                    42,799    1,163,267    1,086,888        7,769
  Mid-Cap Value Portfolio (Cost $908,673)                                          48,154    1,001,122      896,048       17,302
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $2,004,007)                                                        90,953    2,164,389    1,982,936       25,071
                                                                              -----------  -----------  -----------  -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (2.3%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $732,438)            66,862      774,257      737,126        5,933
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $524,462)          49,068      441,608      547,935       22,865
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $1,256,900)                                                       115,930    1,215,865    1,285,061       28,798
                                                                              -----------  -----------  -----------  -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $199,666)                                                          10,303      213,270      201,290        1,640
                                                                              -----------  -----------  -----------  -----------

PIMCO VARIABLE INSURANCE TRUST (6.9%)
  Real Return Portfolio - Administrative Class (Cost $1,290,763)                  100,992    1,304,818    1,314,632       37,232
  Total Return Portfolio - Administrative Class (Cost $2,281,047)                 216,645    2,276,937    2,334,977      107,940
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $3,571,810)                                                       317,637    3,581,755    3,649,609      145,172
                                                                              -----------  -----------  -----------  -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $68,296)              5,295       77,889       66,621        2,868
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $296,786)                 15,350      349,823      301,476       22,863
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $365,082)                                                          20,645      427,712      368,097       25,731
                                                                              -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              --------------------------------------------------

INVESTMENTS                                                                      NO. OF       MARKET      COST OF      PROCEEDS
                                                                                 SHARES       VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.7%)
  All Cap Fund - Class I (Cost $404,157)                                           27,557  $   463,777  $   312,942  $    19,007
  Investors Fund - Class I (Cost $124,397)                                          9,545      131,821      125,189          817
  Large Cap Growth Fund - Class I (Cost $51,046)                                    4,498       52,666       52,707        2,693
  Small Cap Growth Fund - Class I (Cost $221,499)                                  17,339      244,302      211,431        4,588
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $801,099)                                                          58,939      892,566      702,269       27,105
                                                                              -----------  -----------  -----------  -----------

SCUDDER INVESTMENTS VIT FUNDS (0.5%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $227,717)                                                          17,342      282,848      172,178       13,606
                                                                              -----------  -----------  -----------  -----------

SCUDDER VARIABLE SERIES I (1.0%)
  21st Century Growth Portfolio - Class B (Cost $6,645)                             1,328        6,934        6,322          633
  Capital Growth Portfolio - Class B (Cost $47,626)                                 3,373       52,587       25,211        6,022
  Global Discovery Portfolio - Class B (Cost $26,411)                               2,409       30,401       70,283       49,453
  Growth and Income Portfolio - Class B (Cost $163,133)                            19,100      176,675      224,606      172,830
  Health Sciences Portfolio - Class B (Cost $131,998)                              12,283      146,289      109,197        7,671
  International Portfolio - Class B (Cost $74,657)                                  9,287       88,037       42,205        2,690
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $450,470)                                                          47,780      500,923      477,824      239,299
                                                                              -----------  -----------  -----------  -----------

SCUDDER VARIABLE SERIES II (7.5%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $964)                           120        1,176           --           27
  Scudder Blue Chip Portfolio - Class B (Cost $117,956)                             9,706      131,997      148,887       63,573
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $149,224)         14,454      151,625      149,722          502
  Scudder Fixed Income Portfolio - Class B (Cost $499,868)                         41,637      501,311      309,801       41,810
  Scudder Global Blue Chip Portfolio - Class B (Cost $48,243)                       4,648       54,758       45,122       17,068
  Scudder Growth & Income Strategy Portfolio - Class B (Cost $995)                     99        1,078        1,000            6
  Scudder Growth Portfolio - Class B (Cost $37,590)                                 2,125       41,026       13,110        1,547
  Scudder Growth Strategy Portfolio - Class B (Cost $27,927)                        2,702       29,799       28,069          146
  Scudder High Income Portfolio - Class B (Cost $239,052)                          29,605      259,638      180,710       66,918
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $995)                     99        1,060        1,000            5
  Scudder International Select Equity Portfolio - Class B (Cost $147,513)          14,767      175,435      192,336       93,840
  Scudder Money Market Portfolio - Class B (Cost $58,635)                          58,635       58,635       42,953        6,006
  Scudder Small Cap Growth Portfolio - Class B (Cost $126,735)                     11,621      145,035      104,399       10,059
  Scudder Strategic Income Portfolio - Class B (Cost $190,994)                     16,588      202,043      103,251       19,958
  Scudder Technology Growth Portfolio - Class B (Cost $62,226)                      7,968       71,155      102,775       47,002
  Scudder Total Return Portfolio - Class B (Cost $32,117)                           1,534       34,279        9,769        6,308
  SVS Davis Venture Value Portfolio - Class B (Cost $258,556)                      24,628      282,239      266,293       22,136
  SVS Dreman Financial Services Portfolio - Class B (Cost $96,280)                  7,875      106,864       90,275        9,368
  SVS Dreman High Return Equity Portfolio - Class B (Cost $355,346)                32,136      405,878      320,877      100,773
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $184,085)                   10,972      219,660      171,637       18,869
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $127,847)           15,491      135,078       81,995       10,005
  SVS Focus Value & Growth Portfolio - Class B (Cost $26,465)                       2,128       29,729       15,446          396
  Scudder Government & Agency Securities Portfolio - Class B (Cost $76,875)         6,211       77,698       21,717       24,011
  Scudder Large Cap Value Portfolio - Class B (Cost $165,854)                      11,491      181,219      192,258       56,227
  SVS Index 500 Portfolio - Class B (Cost $95,518)                                 11,717      106,505      104,804       48,955
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $34,760)                     4,342       39,734       23,683        2,906
  SVS Janus Growth And Income Portfolio - Class B (Cost $105,055)                  11,963      117,475       87,648        7,492
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $15,951)                 2,351       18,147       15,291          342
  SVS MFS Strategic Value Portfolio - Class B (Cost $116,109)                      10,931      130,951      230,748      132,479
  SVS Oak Strategic Equity Portfolio - Class B (Cost $87,648)                      14,150       97,494      101,496       17,689
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $52,776)                      5,729       56,032       52,111          322
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $3,540,159)                                                       388,423    3,864,753    3,209,183      826,745
                                                                              -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              --------------------------------------------------

INVESTMENTS                                                                      NO. OF       MARKET      COST OF      PROCEEDS
                                                                                 SHARES       VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $43,384)                           4,944  $    43,905  $    55,444  $    13,126
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $968)                110        1,330           --           25
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $44,352)                                                            5,054       45,235       55,444       13,151
                                                                              -----------  -----------  -----------  -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (13.9%)
  Multiple Discipline Portfolio - All Cap Growth and Value (Cost $2,049,274)      147,961    2,192,784    1,981,288      267,451
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $3,518,224)                                                             280,156    3,689,648    2,544,828      304,830
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $1,204,228)                                                              81,584    1,259,657    1,207,030       11,222
  Multiple Discipline Portfolio - Large Cap Growth and Value (Cost $52,210)         3,817       55,009       77,914       37,501
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $6,823,936)                                                       513,518    7,197,098    5,811,060      621,004
                                                                              -----------  -----------  -----------  -----------

THE ALGER AMERICAN FUND (0.7%)
  Alger American Balanced Portfolio - Class S Shares (Cost $215,155)               16,633      228,038      104,867       12,650
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $105,240)        3,708      111,859      149,730       47,468
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $320,395)                                                          20,341      339,897      254,597       60,118
                                                                              -----------  -----------  -----------  -----------

THE TRAVELERS SERIES TRUST (9.5%)
  Convertible Securities Portfolio (Cost $2,200,665)                              182,708    2,256,440    2,247,699       79,390
  Disciplined Mid Cap Stock Portfolio (Cost $102,965)                               5,622      111,090      107,430        6,818
  Equity Income Portfolio (Cost $521,975)                                          31,239      536,369      529,352       20,693
  Federated High Yield Portfolio (Cost $128,102)                                   14,832      127,855      128,814        3,933
  Federated Stock Portfolio (Cost $14,417)                                            945       15,645      469,014      460,254
  Large Cap Portfolio (Cost $32,734)                                                2,515       35,041       31,477          738
  Lazard International Stock Portfolio (Cost $307,821)                             29,425      336,028      321,845       16,169
  Merrill Lynch Large Cap Core Portfolio (Cost $389,339)                           47,390      428,880      386,695       17,894
  MFS Emerging Growth Portfolio (Cost $39,520)                                      4,199       44,257       26,412        3,040
  MFS Mid Cap Growth Portfolio (Cost $58,392)                                       8,114       63,693       43,423          992
  MFS Value Portfolio (Cost $101,408)                                               8,569      105,575      101,873          481
  Pioneer Fund Portfolio (Cost $271,935)                                           24,747      297,706      280,793       10,035
  Social Awareness Stock Portfolio (Cost $42,988)                                   1,779       43,225       43,023           35
  Travelers Quality Bond Portfolio (Cost $359,664)                                 31,659      349,195      568,094      248,756
  U.S. Government Securities Portfolio (Cost $177,158)                             13,503      172,160      177,766          616
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $4,749,083)                                                       407,246    4,923,159    5,463,710      869,844
                                                                              -----------  -----------  -----------  -----------

TRAVELERS SERIES FUND INC. (15.1%)
  AIM Capital Appreciation Portfolio (Cost $168,616)                               16,701      178,703      178,412       10,595
  MFS Total Return Portfolio (Cost $1,228,786)                                     73,016    1,251,489    1,464,031      270,323
  Pioneer Strategic Income Portfolio (Cost $341,394)                               35,288      331,006      344,079        2,770
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $3,069,724)          304,982    3,052,869    3,604,239      534,523
  Smith Barney Aggressive Growth Portfolio (Cost $485,699)                         41,006      546,200      415,234       36,038
  Smith Barney High Income Portfolio (Cost $405,368)                               51,938      392,131      459,890       57,319
  Smith Barney Large Cap Value Portfolio (Cost $0)                                     --           --           --        2,758
  Smith Barney Large Capitalization Growth Portfolio (Cost $77,085)                 5,596       80,411       61,657        1,423
  Smith Barney Mid Cap Core Portfolio (Cost $385,297)                              30,183      431,612      446,947       66,802
  Smith Barney Money Market Portfolio (Cost $1,299,186)                         1,299,186    1,299,186    2,146,396      883,110
  Strategic Equity Portfolio (Cost $58,188)                                         3,480       61,044       59,413        3,348
  Travelers Managed Income Portfolio (Cost $223,570)                               19,245      217,274      237,542       16,272
  Van Kampen Enterprise Portfolio (Cost $31,301)                                    2,684       31,731       30,962          625
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $7,774,214)                                                     1,883,305    7,873,656    9,448,802    1,885,906
                                                                              -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              --------------------------------------------------

INVESTMENTS                                                                      NO. OF       MARKET      COST OF      PROCEEDS
                                                                                 SHARES       VALUE      PURCHASES    FROM SALES
                                                                              -----------  -----------  -----------  -----------
VAN KAMPEN LIFE INVESTMENT TRUST (1.2%)
  Comstock Portfolio - Class II Shares (Cost $531,561)                             43,171  $   591,015  $   585,722  $    79,802
  Emerging Growth Portfolio - Class I Shares (Cost $28,504)                         1,247       32,440       21,883          365
  Enterprise Portfolio - Class II Shares (Cost $1,944)                                185        2,510            3           42
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $562,009)                                                          44,603      625,965      607,608       80,209
                                                                              -----------  -----------  -----------  -----------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,004)                                                               143        1,633           36           28
                                                                              -----------  -----------  -----------  -----------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Contrafund(R) Portfolio - Service Class (Cost $175,731)                           6,855      181,854      192,909       19,883
  Contrafund(R) Portfolio - Service Class 2 (Cost $814,701)                        34,103      898,601      978,466      219,465
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $990,432)                                                          40,958    1,080,455    1,171,375      239,348
                                                                              -----------  -----------  -----------  -----------

VARIABLE INSURANCE PRODUCTS FUND III (1.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $39,499)           6,035       42,908       38,775          279
  Mid Cap Portfolio - Service Class 2 (Cost $588,084)                              22,712      678,621      597,042       17,121
                                                                              -----------  -----------  -----------  -----------
    Total (Cost $627,583)                                                          28,747      721,529      635,817       17,400
                                                                              -----------  -----------  -----------  -----------

TOTAL INVESTMENTS (100%)
  (COST $48,985,688)                                                                       $51,911,905  $50,206,102  $ 6,281,264
                                                                                           ===========  ===========  ===========

7. FINANCIAL HIGHLIGHTS

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
CAPITAL APPRECIATION FUND                     2004        139  1.447 - 1.457        202          --     1.70 - 2.10    14.57 - 17.50
                                              2003          5          1.240          6        0.05            1.70            24.00

HIGH YIELD BOND TRUST                         2004         78  1.063 - 1.068         84       12.51     1.70 - 2.30      4.22 - 7.58

MANAGED ASSETS TRUST                          2004        109  1.073 - 1.076        118        4.23     1.70 - 2.10      7.09 - 7.60

MONEY MARKET PORTFOLIO                        2004        906  0.972 - 0.986        887        1.38     1.70 - 2.50    (1.02) - 0.00
                                              2003        251          0.992        250        0.52            1.70           (0.80)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Utilities Fund                     2004        106  1.281 - 1.297        136        1.71     1.70 - 2.50     0.08 - 21.18
                                              2003         37  1.063 - 1.067         39        2.58     1.90 - 2.50     4.52 - 10.36
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                       2004        243  1.424 - 1.435        346        0.70     1.80 - 2.20      1.42 - 9.29
                                              2003        155  1.309 - 1.313        203        0.81     1.80 - 2.20    29.74 - 30.90
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004         55  1.256 - 1.274         70          --     1.70 - 2.50      4.93 - 6.52
                                              2003          5  1.193 - 1.196          6          --     1.70 - 2.10     6.90 - 19.60
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004        705  1.509 - 1.533      1,075        0.28     1.70 - 2.60     7.85 - 15.36
                                              2003         35  1.367 - 1.373         48        0.25     1.80 - 2.40     5.87 - 37.30

  Growth Fund - Class 2 Shares                2004      2,390  1.471 - 1.495      3,548        0.32     1.70 - 2.60     6.03 - 13.82
                                              2003        200  1.344 - 1.350        269        0.14     1.80 - 2.40    11.32 - 34.60

  Growth-Income Fund - Class 2 Shares         2004      2,237  1.412 - 1.435      3,188        1.89     1.70 - 2.60      5.24 - 8.40
                                              2003        148  1.315 - 1.321        194        2.01     1.80 - 2.40     5.19 - 31.18
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004         38  1.603 - 1.623         62        0.41     1.70 - 2.50     3.91 - 24.56
                                              2003          1          1.315          1          --            2.50            31.50

  Credit Suisse Trust Global Post-Venture
   Capital Portfolio                          2004         25  1.420 - 1.438         35          --     1.70 - 2.50    10.36 - 15.07
                                              2003          1          1.234          1          --            2.50            23.40
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004        346  1.658 - 1.681        578        0.38     1.70 - 2.50     1.78 - 29.11
                                              2003          6  1.298 - 1.302          8          --     1.70 - 2.10    13.66 - 30.20
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                            2004         80  1.301 - 1.318        105        0.33     1.70 - 2.50     7.94 - 11.87
                                              2003          8  1.168 - 1.171          9        0.34     2.10 - 2.50     6.45 - 16.80
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares                2004         94  1.159 - 1.167        110        0.33     2.10 - 2.50      3.30 - 6.48
                                              2003          3          1.122          3          --            2.50            12.20
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004        127  1.244 - 1.253        159        2.79     1.70 - 2.10      2.81 - 3.30
                                              2003          6  1.210 - 1.213          7        1.81     1.70 - 2.10    10.50 - 21.30
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004        192  1.435 - 1.455        279        0.65     1.70 - 2.50      1.26 - 9.48
                                              2003          3          1.329          4        0.03            1.70            32.90

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares    2004         66  1.509 - 1.530        100          --     1.80 - 2.60      1.41 - 9.44
                                              2003          2          1.398          3          --            1.80            39.80

  Mutual Shares Securities Fund - Class 2     2004        346  1.383 - 1.400        482        0.72     1.70 - 2.40     6.55 - 11.35
    Shares                                    2003         88  1.259 - 1.265        110        0.94     1.70 - 2.30    11.00 - 26.00
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004        305  1.748 - 1.772        538        0.45     1.70 - 2.50     4.55 - 24.26
                                              2003          1          1.445          1        1.09            1.70            44.50
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004        410  1.615 - 1.641        668        0.30     1.70 - 2.60     1.81 - 19.26
                                              2003          1          1.407          1        1.68            1.80            40.70
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004        420  1.556 - 1.578        659        0.95     1.70 - 2.50     1.43 - 14.10
                                              2003         13  1.377 - 1.383         18        0.33     1.70 - 2.30     7.82 - 38.30
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                      2004        207  1.290 - 1.308        269        3.74     1.80 - 2.60      1.64 - 9.25
                                              2003         16          1.224         19        0.83            1.80            22.40

  Diversified Strategic Income Portfolio      2004        169  1.121 - 1.129        190       12.75     1.80 - 2.20      3.32 - 4.83
                                              2003          1          1.077          1        5.96            1.80             7.70

  Equity Index Portfolio - Class II Shares    2004        683  1.357 - 1.371        931        2.58     1.70 - 2.30      5.63 - 8.38
                                              2003         24  1.261 - 1.265         30        2.72     1.70 - 2.10     4.04 - 26.50

  Fundamental Value Portfolio                 2004        271  1.482 - 1.498        404        1.28     1.80 - 2.40      1.43 - 6.24
                                              2003         12  1.403 - 1.410         17        0.81     1.80 - 2.40    12.06 - 40.30
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004        132  1.417 - 1.437        189          --     1.70 - 2.50      4.54 - 9.59
                                              2003          2          1.339          3          --            1.70            33.90
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004         26  1.363 - 1.373         35        2.21     1.70 - 2.10      5.58 - 6.60
                                              2003          1          1.288          1        0.29            1.70            28.80
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004         38  1.187 - 1.196         45        3.41     1.70 - 2.10      4.03 - 6.50
                                              2003          3          1.123          3        1.81            1.70            12.30
  Global Life Sciences Portfolio -
    Service Shares                            2004         78  1.338 - 1.352        105          --     1.70 - 2.30   (0.52) - 12.29
                                              2003          1          1.204          1          --            1.70            20.40

  Global Technology Portfolio - Service       2004         64  1.397 - 1.412         89          --     1.70 - 2.30    (1.12) - 2.57
    Shares                                    2003          1          1.428          1          --            1.70            42.80

  Mid Cap Growth Portfolio - Service Shares   2004         22  1.537 - 1.559         34          --     1.80 - 2.60     3.22 - 18.29
                                              2003         10  1.314 - 1.318         13          --     1.80 - 2.20    14.76 - 30.62

  Worldwide Growth Portfolio - Service        2004          4  1.322 - 1.327          5        1.04     1.70 - 1.90      1.93 - 2.79
    Shares                                    2003          2          1.291          3        0.83            1.70            29.10
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004        157  1.493 - 1.506        235          --     1.70 - 2.20     1.42 - 19.25
                                              2003          1          1.333          1          --            1.70            33.30

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004        851  1.357 - 1.376      1,163        3.24     1.70 - 2.50    10.25 - 12.71
                                              2003         14  1.239 - 1.242         17        2.09     1.70 - 2.10     7.65 - 24.20

  Mid-Cap Value Portfolio                     2004        657  1.510 - 1.533      1,001        0.69     1.70 - 2.60     0.20 - 21.96
                                              2003         25  1.251 - 1.257         32        1.00     1.70 - 2.40     7.73 - 25.70
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004        645  1.195 - 1.206        774       10.36     1.70 - 2.50     8.81 - 12.29
                                              2003          1          1.074          1        2.93            1.70             7.40
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004        368  1.193 - 1.204        442          --     1.70 - 2.50     8.51 - 19.60
                                              2003          1          1.067          1        0.14            1.70             6.70
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004        199  1.066 - 1.072        213          --     1.70 - 2.50      4.80 - 9.22
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative      2004      1,171  1.103 - 1.120      1,305        1.23     1.70 - 2.60      0.82 - 7.07
    Class                                     2003         12  1.042 - 1.046         13        0.52     1.70 - 2.20    (0.48) - 4.60

  Total Return Portfolio - Administrative     2004      2,170  1.038 - 1.055      2,277        2.04     1.70 - 2.60    (0.10) - 3.13
    Class                                     2003         51  1.016 - 1.023         52        1.92     1.70 - 2.60    (1.35) - 2.72
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004         50  1.557 - 1.577         78        0.46     1.70 - 2.40    10.66 - 14.28
                                              2003          4  1.376 - 1.380          5        0.38     1.70 - 2.10    15.53 - 35.56
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004        183  1.900 - 1.920        350        0.05     1.70 - 2.30    14.43 - 24.11
                                              2003         11  1.542 - 1.547         17        0.15     1.70 - 2.10     4.05 - 54.70
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2004        312  1.477 - 1.499        464        0.95     1.70 - 2.50     1.03 - 10.08
                                              2003        105  1.402 - 1.407        148        0.26     1.70 - 2.20    13.60 - 40.20

  Investors Fund - Class I                    2004         92  1.430 - 1.443        132        4.13     1.70 - 2.20     0.56 - 12.73
                                              2003         --          1.329         --        0.03            1.70            32.90

  Large Cap Growth Fund - Class I             2004         39  1.362 - 1.372         53        0.50     1.70 - 2.10  (3.68) - (1.15)
                                              2003          1          1.388          1        0.03            1.70            38.80

  Small Cap Growth Fund - Class I             2004        142  1.720 - 1.735        244          --     1.70 - 2.20     7.09 - 23.63
                                              2003         12  1.527 - 1.533         18          --     1.70 - 2.20    25.06 - 53.30
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                       2004        190  1.479 - 1.498        283        0.52     1.70 - 2.50    17.97 - 37.21
                                              2003         63  1.160 - 1.165         73          --     1.70 - 2.50     1.13 - 16.98
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B     2004          6  1.213 - 1.228          7          --     1.70 - 2.50    (0.65) - 7.92
                                              2003          1          1.124          1          --            2.50            12.40

  Capital Growth Portfolio - Class B          2004         45  1.166 - 1.177         53        0.13     1.90 - 2.50      4.86 - 5.56
                                              2003         27  1.112 - 1.115         30          --     1.90 - 2.50     3.91 - 11.20

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
SCUDDER VARIABLE SERIES I (CONTINUED)
  Global Discovery Portfolio - Class B        2004         20  1.500 - 1.519         30          --     1.70 - 2.50    18.42 - 21.04
                                              2003          4  1.249 - 1.255          5          --     1.70 - 2.50     2.45 - 24.90

  Growth and Income Portfolio - Class B       2004        146  1.204 - 1.219        177        0.43     1.70 - 2.50      7.12 - 7.97
                                              2003         97  1.124 - 1.129        110          --     1.70 - 2.50     1.71 - 12.40

  Health Sciences Portfolio - Class B         2004        122  1.192 - 1.207        146          --     1.70 - 2.50      1.43 - 7.12
                                              2003         29  1.119 - 1.123         32          --     1.90 - 2.50     4.66 - 11.90

  International Portfolio - Class B           2004         65  1.339 - 1.356         88        0.86     1.70 - 2.50    13.38 - 14.33
                                              2003         32  1.181 - 1.186         38          --     1.70 - 2.50     2.95 - 18.10
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -       2004          1          1.173          1          --            2.50             1.03
    Class B                                   2003          1          1.161          1          --            2.50            16.10

  Scudder Blue Chip Portfolio - Class B       2004        101  1.298 - 1.315        132        0.21     1.70 - 2.50     8.50 - 13.66
                                              2003         28  1.152 - 1.157         32          --     1.70 - 2.50     5.58 - 15.20

  Scudder Conservative Income Strategy
   Portfolio - Class B                        2004        146  1.041 - 1.042        152          --     1.70 - 2.10      2.46 - 4.20

  Scudder Fixed Income Portfolio - Class B    2004        497  1.000 - 1.013        501        2.56     1.70 - 2.50      1.52 - 3.72
                                              2003        235  0.985 - 0.990        233          --     1.70 - 2.50    (1.50) - 2.38

  Scudder Global Blue Chip Portfolio -        2004         42  1.312 - 1.324         55        0.50     1.90 - 2.50     7.17 - 11.96
    Class B                                   2003         18  1.177 - 1.179         22          --     2.10 - 2.50     6.31 - 17.70

  Scudder Growth & Income Strategy
   Portfolio - Class B                        2004          1          1.077          1          --            1.70             7.70

  Scudder Growth Portfolio - Class B          2004         36  1.129 - 1.143         41          --     1.70 - 2.50      2.17 - 2.97
                                              2003         25  1.105 - 1.110         27          --     1.70 - 2.50     1.37 - 10.50

  Scudder Growth Strategy Portfolio           2004         27  1.094 - 1.096         30          --     1.70 - 2.10      6.01 - 9.60

  Scudder High Income Portfolio - Class B     2004        217  1.190 - 1.205        260        5.80     1.70 - 2.50     8.45 - 11.58
                                              2003        121  1.088 - 1.093        132          --     1.70 - 2.50      5.50 - 9.43

  Scudder Income & Growth Strategy
   Portfolio - Class B                        2004          1          1.059          1          --            1.70             5.90
  Scudder International Select Equity
    Portfolio - Class B                       2004        126  1.386 - 1.403        175        0.32     1.70 - 2.50    12.64 - 16.57
                                              2003         42  1.206 - 1.211         50          --     1.70 - 2.50     2.63 - 20.60

  Scudder Money Market Portfolio - Class B    2004         60  0.968 - 0.980         59        0.60     1.70 - 2.50  (1.93) - (0.91)
                                              2003         22  0.987 - 0.990         22        0.14     1.90 - 2.50  (1.30) - (0.40)

  Scudder Small Cap Growth Portfolio -        2004        118  1.217 - 1.233        145          --     1.70 - 2.50     4.27 - 13.38
    Class B                                   2003         29  1.129 - 1.134         33          --     1.70 - 2.50     1.98 - 12.90

  Scudder Strategic Income Portfolio -        2004        193  1.037 - 1.050        202          --     1.70 - 2.50      5.60 - 6.49
    Class B                                   2003        112  0.982 - 0.986        110          --     1.70 - 2.50    (1.80) - 3.36

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Technology Growth Portfolio -       2004         59  1.199 - 1.215         71          --     1.70 - 2.50    (1.07) - 5.84
    Class B                                   2003          5  1.212 - 1.216          6          --     1.90 - 2.50     2.96 - 21.20

  Scudder Total Return Portfolio - Class B    2004         31  1.099 - 1.113         34        1.24     1.70 - 2.50      2.11 - 4.14
                                              2003         28  1.060 - 1.062         29          --     2.10 - 2.50      2.02 - 6.00

  SVS Davis Venture Value Portfolio -         2004        223  1.254 - 1.270        282        0.02     1.70 - 2.50      6.16 - 9.48
    Class B                                   2003         13  1.154 - 1.160         15          --     1.70 - 2.50     9.56 - 15.40
  SVS Dreman Financial Services
    Portfolio - Class B                       2004         87  1.225 - 1.240        107        0.61     1.70 - 2.50      5.89 - 9.46
                                              2003         14  1.126 - 1.129         16          --     2.10 - 2.50     3.39 - 12.60
  SVS Dreman High Return Equity
    Portfolio - Class B                       2004        313  1.284 - 1.301        406        0.92     1.70 - 2.50    10.65 - 12.66
                                              2003        122  1.159 - 1.164        142          --     1.70 - 2.50    12.49 - 16.75

  SVS Dreman Small Cap Value Portfolio -      2004        144  1.519 - 1.538        220        0.36     1.70 - 2.50    15.28 - 23.43
    Class B                                   2003         27  1.241 - 1.246         34          --     1.70 - 2.50     1.71 - 24.10
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                       2004        121  1.103 - 1.117        135          --     1.70 - 2.50  (1.08) - (0.27)
                                              2003         53  1.115 - 1.120         59          --     1.70 - 2.50     2.10 - 11.50

  SVS Focus Value & Growth Portfolio -        2004         24  1.248 - 1.264         30        0.39     1.70 - 2.50      6.78 - 8.56
    Class B                                   2003         11  1.154 - 1.157         13          --     2.10 - 2.50     8.43 - 15.40
  SVS II Scudder Government & Agency
    Securities Portfolio - Class B            2004         77  1.000 - 1.013         78        2.25     1.70 - 2.50      0.60 - 1.41
                                              2003         80  0.992 - 0.996         80          --     1.90 - 2.50    (0.80) - 1.02
  SVS II Scudder Large Cap Value
    Portfolio - Class B                       2004        145  1.239 - 1.255        181        0.75     1.70 - 2.50      6.60 - 7.82
                                              2003         26  1.159 - 1.164         31          --     1.70 - 2.50     2.37 - 15.90

  SVS Index 500 Portfolio - Class B           2004         87  1.211 - 1.226        107        0.48     1.70 - 2.50      6.49 - 8.11
                                              2003         37  1.129 - 1.134         41          --     1.70 - 2.50     9.04 - 12.90

  SVS INVESCO Dynamic Growth Portfolio -      2004         31  1.274 - 1.286         40          --     1.90 - 2.50      8.70 - 9.35
    Class B                                   2003         12  1.172 - 1.176         15          --     1.90 - 2.50     1.82 - 17.20
  SVS Janus Growth And Income Portfolio
    - Class B                                 2004         97  1.209 - 1.224        117          --     1.70 - 2.50      8.33 - 9.19
                                              2003         23  1.116 - 1.121         26          --     1.70 - 2.50     2.00 - 11.60
  SVS Janus Growth Opportunities
    Portfolio - Class B                       2004         15  1.211 - 1.219         18          --     2.10 - 2.50     9.39 - 12.04
                                              2003          1          1.107          1          --            2.50            10.70

  SVS MFS Strategic Value Portfolio -         2004        101  1.281 - 1.297        131        0.06     1.70 - 2.50    14.48 - 15.39
    Class B                                   2003         13  1.119 - 1.124         15          --     1.70 - 2.50     1.91 - 11.90

  SVS Oak Strategic Equity Portfolio -        2004         83  1.171 - 1.185         97          --     1.70 - 2.50   (1.60) - 17.56
    Class B                                   2003          4  1.190 - 1.193          4          --     2.10 - 2.50     2.05 - 19.00

  SVS Turner Mid Cap Growth Portfolio -       2004         43  1.305 - 1.321         56          --     1.70 - 2.50     1.23 - 11.33
    Class B                                   2003          1          1.209          1          --            2.50            20.90

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio    2004         36  1.226 - 1.235         44        2.13     1.80 - 2.20      0.91 - 1.56
                                              2003          1          1.216          1        0.43            1.80            21.60
  Smith Barney Premier Selections All
    Cap Growth Portfolio                      2004          1          1.331          1          --            1.80             1.06
                                              2003          1          1.317          1          --            1.80            31.70
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                      2004      1,638  1.328 - 1.347      2,193        0.62     1.80 - 2.60      3.91 - 4.74
                                              2003        276  1.278 - 1.286        354        0.09     1.80 - 2.60     9.74 - 28.22
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value         2004      3,023  1.211 - 1.229      3,690        1.19     1.80 - 2.60      0.66 - 3.19
                                              2003      1,124  1.184 - 1.191      1,333        0.93     1.80 - 2.60     3.58 - 19.10
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                  2004        891  1.403 - 1.418      1,260        1.46     1.80 - 2.40     4.47 - 10.22
                                              2003          7          1.310          9        0.21            1.80            31.00
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                      2004         41  1.321 - 1.330         55        1.12     1.80 - 2.20      4.43 - 4.81
                                              2003         10  1.265 - 1.269         13        0.61     1.80 - 2.20     5.77 - 26.90
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                            2004        210  1.077 - 1.091        228        1.21     1.70 - 2.50      1.70 - 4.52
                                              2003        121  1.059 - 1.064        129          --     1.70 - 2.50      2.42 - 7.91
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                2004         95  1.176 - 1.191        112          --     1.70 - 2.50      3.06 - 6.82
                                              2003          3          1.118          3          --            2.50            11.80
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004      1,816  1.239 - 1.252      2,256        4.34     1.70 - 2.30      2.74 - 4.51
                                              2003         27  1.194 - 1.198         32       11.05     1.70 - 2.10     4.37 - 19.80

  Disciplined Mid Cap Stock Portfolio         2004         72  1.536 - 1.547        111        0.64     1.70 - 2.10    13.23 - 15.92
                                              2003          2          1.351          3        0.29            1.70            35.10

  Equity Income Portfolio                     2004        377  1.411 - 1.429        536        4.56     1.70 - 2.40     6.98 - 14.32
                                              2003         11  1.318 - 1.323         15        1.10     1.70 - 2.20    12.65 - 32.30

  Federated High Yield Portfolio              2004        102  1.240 - 1.258        128       14.43     1.70 - 2.50      3.66 - 8.54
                                              2003          3  1.156 - 1.159          3       16.99     1.70 - 2.10     0.52 - 15.90

  Federated Stock Portfolio                   2004         11  1.388 - 1.408         16        1.31     1.70 - 2.50     4.60 - 10.86
                                              2003          2          1.295          3        1.47            1.70            29.50

  Large Cap Portfolio                         2004         27  1.274 - 1.285         35        1.67     1.70 - 2.20      2.33 - 6.96
                                              2003          2          1.227          2        0.39            1.70            22.70

  Lazard International Stock Portfolio        2004        224  1.489 - 1.511        336        4.88     1.70 - 2.50    13.50 - 16.34
                                              2003          1          1.327          1        1.82            1.70            32.70

  Merrill Lynch Large Cap Core Portfolio      2004        311  1.366 - 1.386        429        1.40     1.70 - 2.50    10.52 - 13.98
                                              2003         17  1.213 - 1.216         20        1.51     1.70 - 2.10     3.94 - 21.60

  MFS Emerging Growth Portfolio               2004         32  1.384 - 1.386         44          --     1.70 - 1.80    10.72 - 10.79
                                              2003         14  1.250 - 1.251         18          --     1.70 - 1.80     9.84 - 25.10

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                2004         43  1.472 - 1.482         64          --     1.70 - 2.10    10.72 - 12.19
                                              2003         13  1.317 - 1.321         17          --     1.70 - 2.10     1.62 - 32.10

  MFS Value Portfolio                         2004         95  1.116 - 1.120        106        3.11     1.70 - 2.20     2.10 - 12.00

  Pioneer Fund Portfolio                      2004        226  1.318 - 1.327        298        1.64     1.70 - 2.10      8.70 - 9.31
                                              2003          1          1.214          1        1.45            1.70            21.40

  Social Awareness Stock Portfolio            2004         40          1.081         43        0.70            1.70             8.10

  Travelers Quality Bond Portfolio            2004        335  1.037 - 1.049        349        7.41     1.70 - 2.30    (1.05) - 1.55
                                              2003         36  1.029 - 1.033         38       17.30     1.70 - 2.10      1.58 - 3.30

  U.S. Government Securities Portfolio        2004        164  1.046 - 1.050        172       14.28     1.70 - 2.30      1.16 - 6.51
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004        136  1.305 - 1.321        179        0.40     1.70 - 2.40      0.15 - 4.68
                                              2003          1          1.262          1          --            1.70            26.20

  MFS Total Return Portfolio                  2004        981  1.263 - 1.284      1,251        5.67     1.70 - 2.60     1.53 - 10.09
                                              2003         28  1.166 - 1.171         33        4.18     1.70 - 2.30     5.23 - 16.75

  Pioneer Strategic Income Portfolio          2004        303  1.089 - 1.093        331       23.54     1.70 - 2.30      1.96 - 9.98
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004      3,092  0.982 - 0.993      3,053        2.54     1.70 - 2.60  (1.10) - (0.20)
                                              2003          1          0.998          1        0.34            1.70           (0.20)

  Smith Barney Aggressive Growth Portfolio    2004        391  1.386 - 1.406        546          --     1.80 - 2.60      3.51 - 7.99
                                              2003         98  1.296 - 1.302        128          --     1.80 - 2.40     6.32 - 29.80

  Smith Barney High Income Portfolio          2004        306  1.277 - 1.286        392       22.47     1.80 - 2.20      6.21 - 8.43
                                              2003          1          1.186          1        7.41            1.80            18.60

  Smith Barney Large Cap Value Portfolio      2004         --          1.375         --          --            1.80             5.61
                                              2003          2          1.302          3        1.72            1.80            30.20
  Smith Barney Large Capitalization
    Growth Portfolio                          2004         59  1.350 - 1.364         80        0.51     1.80 - 2.40  (4.26) - (1.45)
                                              2003         15          1.384         21        0.03            1.80            38.40

  Smith Barney Mid Cap Core Portfolio         2004        308  1.399 - 1.409        432          --     1.80 - 2.20      6.31 - 8.47
                                              2003          1          1.299          1          --            1.80            30.03

  Smith Barney Money Market Portfolio         2004      1,333  0.968 - 0.982      1,300        1.25     1.80 - 2.60    (1.32) - 0.00
                                              2003         36  0.988 - 0.991         36        0.46     1.80 - 2.20  (1.10) - (0.90)

  Strategic Equity Portfolio                  2004         45  1.362 - 1.379         61        2.70     1.70 - 2.40      5.17 - 8.33
                                              2003          2          1.273          3          --            1.70            27.30

  Travelers Managed Income Portfolio          2004        207  1.047 - 1.054        217       10.90     1.80 - 2.20    (0.66) - 0.96
                                              2003          2          1.044          2        4.06            1.80             4.09

  Van Kampen Enterprise Portfolio             2004         26  1.241 - 1.254         32        0.64     1.80 - 2.40    (1.04) - 2.03
                                              2003          1          1.229          1        0.15            1.80            22.90

                                                                                                         EXPENSE          TOTAL
                                              YEAR              UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO      LOWEST TO
                                             DEC 31    (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------    ------   -----------     -------    ---------    -----------  ---------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004        391  1.502 - 1.518        591        0.15     1.70 - 2.30    11.55 - 15.44
                                              2003         20          1.315         26          --            1.70            31.50

  Emerging Growth Portfolio - Class I         2004         26  1.260 - 1.278         32          --     1.80 - 2.60     4.46 - 10.93
    Shares                                    2003          7  1.210 - 1.215          8          --     1.80 - 2.40     8.52 - 21.50

  Enterprise Portfolio - Class II Shares      2004          2          1.255          3        0.13            1.70             2.03
                                              2003          2          1.230          2          --            1.70            23.00
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                   2004          1          1.634          2        0.08            1.80            13.55
                                              2003          1          1.439          1          --            1.80            43.90
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class     2004        125  1.439 - 1.460        182        0.18     1.80 - 2.60     1.77 - 13.27
                                              2003          2          1.289          3          --            1.80            27.88

  Contrafund(R) Portfolio - Service Class 2   2004        625  1.427 - 1.447        899        0.03     1.70 - 2.50     1.71 - 13.36
                                              2003         41  1.274 - 1.278         53          --     1.70 - 2.10    11.46 - 27.80
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004         35  1.239 - 1.248         43          --     1.70 - 2.10    (0.40) - 9.36
                                              2003          1          1.253          1          --            1.70            25.30

  Mid Cap Portfolio - Service Class 2         2004        386  1.744 - 1.769        679          --     1.70 - 2.50    17.56 - 22.51
                                              2003          6  1.439 - 1.444          8          --     1.70 - 2.10    17.18 - 44.40

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               CAPITAL APPRECIATION
                                                       FUND                   HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        5,000             --              --             --             --             --
Accumulation units purchased and
  transferred from other funding options .      136,069          5,000          79,192             --        117,626             --
Accumulation units redeemed and
  transferred to other funding options ...       (2,222)            --            (764)            --         (8,156)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      138,847          5,000          78,428             --        109,470             --
                                           ============   ============    ============   ============   ============   ============

                                                                                                              ALLIANCEBERNSTEIN
                                                                                                              GROWTH AND INCOME
                                              MONEY MARKET PORTFOLIO         AIM V.I. UTILITIES FUND         PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....      251,474             --          36,637             --        154,743             --
Accumulation units purchased and
  transferred from other funding options .    1,293,932        251,474          72,988         36,668         88,268        154,743
Accumulation units redeemed and
  transferred to other funding options ...     (639,587)            --          (3,854)           (31)            --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      905,819        251,474         105,771         36,637        243,011        154,743
                                           ============   ============    ============   ============   ============   ============

                                                 ALLIANCEBERNSTEIN
                                                  PREMIER GROWTH                  GLOBAL GROWTH                 GROWTH FUND -
                                                PORTFOLIO - CLASS B          FUND - CLASS 2 SHARES             CLASS 2 SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        5,122             --          35,396             --        199,758             --
Accumulation units purchased and
  transferred from other funding options .       49,970          5,122         697,749         35,681      2,216,632        201,065
Accumulation units redeemed and
  transferred to other funding options ...         (107)            --         (27,853)          (285)       (26,634)        (1,307)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       54,985          5,122         705,292         35,396      2,389,756        199,758
                                           ============   ============    ============   ============   ============   ============

                                                                                  CREDIT SUISSE                 CREDIT SUISSE
                                               GROWTH-INCOME FUND -          TRUST EMERGING MARKETS       TRUST GLOBAL POST-VENTURE
                                                  CLASS 2 SHARES                    PORTFOLIO                 CAPITAL PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....      147,587             --           1,000             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .    2,106,335        147,888          37,675          1,000         23,616          1,000
Accumulation units redeemed and
  transferred to other funding options ...      (16,857)          (301)           (521)            --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    2,237,065        147,587          38,154          1,000         24,616          1,000
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                                   DREYFUS
                                                                                                            SOCIALLY RESPONSIBLE
                                                 DELAWARE VIP REIT            DREYFUS MIDCAP STOCK           GROWTH FUND, INC.-
                                             SERIES - STANDARD CLASS       PORTFOLIO - SERVICE SHARES          SERVICE SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        6,209             --           8,041             --          3,000             --
Accumulation units purchased and
  transferred from other funding options .      346,391          6,511          75,792          8,041         91,272          3,000
Accumulation units redeemed and
  transferred to other funding options ...       (6,997)          (302)         (4,081)            --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      345,603          6,209          79,752          8,041         94,272          3,000
                                           ============   ============    ============   ============   ============   ============

                                                                             DREYFUS VIF DEVELOPING
                                             DREYFUS VIF APPRECIATION          LEADERS PORTFOLIO -            FRANKLIN SMALL CAP
                                            PORTFOLIO - INITIAL SHARES           INITIAL SHARES             FUND - CLASS 2 SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        6,166             --           3,000             --          2,000             --
Accumulation units purchased and
  transferred from other funding options .      125,112          6,166         198,498          3,000         64,708          2,000
Accumulation units redeemed and
  transferred to other funding options ...       (3,875)            --          (9,003)            --           (704)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      127,403          6,166         192,495          3,000         66,004          2,000
                                           ============   ============    ============   ============   ============   ============

                                                                              TEMPLETON DEVELOPING            TEMPLETON FOREIGN
                                             MUTUAL SHARES SECURITIES       MARKETS SECURITIES FUND -         SECURITIES FUND -
                                               FUND - CLASS 2 SHARES             CLASS 2 SHARES                CLASS 2 SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       87,686             --           1,000             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .      268,189         87,992         306,994          1,000        412,574          1,000
Accumulation units redeemed and
  transferred to other funding options ...       (9,402)          (306)         (2,887)            --         (3,527)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      346,473         87,686         305,107          1,000        410,047          1,000
                                           ============   ============    ============   ============   ============   ============

                                                TEMPLETON GROWTH
                                               SECURITIES FUND -                                           DIVERSIFIED STRATEGIC
                                                 CLASS 2 SHARES             APPRECIATION PORTFOLIO            INCOME PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       13,194             --          15,635             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .      433,194         13,195         190,501         15,635        168,767          1,000
Accumulation units redeemed and
  transferred to other funding options ...      (26,635)            (1)            961             --           (503)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      419,753         13,194         207,097         15,635        169,264          1,000
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                              SALOMON BROTHERS
                                                                                                            VARIABLE AGGRESSIVE
                                            EQUITY INDEX PORTFOLIO -           FUNDAMENTAL VALUE               GROWTH FUND -
                                                CLASS II SHARES                   PORTFOLIO                   CLASS I SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       23,617             --          11,869             --          2,000             --
Accumulation units purchased and
  transferred from other funding options .      699,160         23,933         265,363         11,869        142,729          2,000
Accumulation units redeemed and
  transferred to other funding options ...      (39,466)          (316)         (5,779)            --        (12,396)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      683,311         23,617         271,453         11,869        132,333          2,000
                                           ============   ============    ============   ============   ============   ============

                                                SALOMON BROTHERS
                                               VARIABLE GROWTH &
                                                 INCOME FUND -               BALANCED PORTFOLIO -           GLOBAL LIFE SCIENCES
                                                 CLASS I SHARES                 SERVICE SHARES           PORTFOLIO - SERVICE SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --           3,000             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .       24,505          1,000          38,580          3,000         77,302          1,000
Accumulation units redeemed and
  transferred to other funding options ...           (1)            --          (3,934)            --           (163)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       25,504          1,000          37,646          3,000         78,139          1,000
                                           ============   ============    ============   ============   ============   ============

                                                GLOBAL TECHNOLOGY               MID CAP GROWTH                WORLDWIDE GROWTH
                                           PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --           9,833             --          2,000             --
Accumulation units purchased and
  transferred from other funding options .       64,609          1,000          12,068          9,833          1,804          2,000
Accumulation units redeemed and
  transferred to other funding options ...       (1,893)            --              --             --            (33)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       63,716          1,000          21,901          9,833          3,771          2,000
                                           ============   ============    ============   ============   ============   ============

                                                LAZARD RETIREMENT              GROWTH AND INCOME               MID-CAP VALUE
                                              SMALL CAP PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          14,045             --         25,316             --
Accumulation units purchased and
  transferred from other funding options .      158,551          1,000         850,500         14,045        640,394         25,316
Accumulation units redeemed and
  transferred to other funding options ...       (2,379)            --         (13,121)            --         (8,823)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      157,172          1,000         851,424         14,045        656,887         25,316
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                  MERRILL LYNCH                  MERRILL LYNCH                  OPPENHEIMER
                                             GLOBAL ALLOCATION V.I.        VALUE OPPORTUNITIES V.I.        MAIN STREET FUND/VA -
                                                FUND - CLASS III               FUND - CLASS III                SERVICE SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --           1,000             --             --             --
Accumulation units purchased and
  transferred from other funding options .      646,735          1,000         387,125          1,000        200,668             --
Accumulation units redeemed and
  transferred to other funding options ...       (3,121)            --         (19,920)            --         (1,184)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      644,614          1,000         368,205          1,000        199,484             --
                                           ============   ============    ============   ============   ============   ============

                                                                                                                 PUTNAM VT
                                             REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -        INTERNATIONAL EQUITY
                                              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS         FUND - CLASS IB SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       12,011             --          51,409             --          3,879             --
Accumulation units purchased and
  transferred from other funding options .    1,194,041         12,368       2,311,970         74,491         47,344          3,879
Accumulation units redeemed and
  transferred to other funding options ...      (35,280)          (357)       (193,565)       (23,082)        (1,482)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    1,170,772         12,011       2,169,814         51,409         49,741          3,879
                                           ============   ============    ============   ============   ============   ============

                                                    PUTNAM VT
                                                SMALL CAP VALUE
                                             FUND - CLASS IB SHARES         ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       11,216             --         105,495             --             --             --
Accumulation units purchased and
  transferred from other funding options .      182,065         11,475         215,935        105,495         91,719             --
Accumulation units redeemed and
  transferred to other funding options ...      (10,494)          (259)         (9,683)            --            (83)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      182,787         11,216         311,747        105,495         91,636             --
                                           ============   ============    ============   ============   ============   ============

                                                                                                                  SCUDDER
                                                LARGE CAP GROWTH               SMALL CAP GROWTH           REAL ESTATE SECURITIES
                                                 FUND - CLASS I                 FUND - CLASS I              PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          12,011             --         62,679             --
Accumulation units purchased and
  transferred from other funding options .       38,742          1,000         132,434         12,011        135,245         66,795
Accumulation units redeemed and
  transferred to other funding options ...       (1,240)            --          (2,817)            --         (8,116)        (4,116)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       38,502          1,000         141,628         12,011        189,808         62,679
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                               21ST CENTURY GROWTH              CAPITAL GROWTH                GLOBAL DISCOVERY
                                               PORTFOLIO - CLASS B           PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          26,504             --          4,080             --
Accumulation units purchased and
  transferred from other funding options .        5,116          1,000          21,211         26,504         16,076          4,080
Accumulation units redeemed and
  transferred to other funding options ...         (456)            --          (2,911)            --            (82)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........        5,660          1,000          44,804         26,504         20,074          4,080
                                           ============   ============    ============   ============   ============   ============

                                                GROWTH AND INCOME               HEALTH SCIENCES                INTERNATIONAL
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       97,460             --          28,511             --         31,944             --
Accumulation units purchased and
  transferred from other funding options .       50,449         97,460          93,465         31,597         34,604         32,251
Accumulation units redeemed and
  transferred to other funding options ...       (2,212)            --            (189)        (3,086)        (1,267)          (307)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      145,697         97,460         121,787         28,511         65,281         31,944
                                           ============   ============    ============   ============   ============   ============

                                                                                                            SCUDDER CONSERVATIVE
                                               SCUDDER AGGRESSIVE              SCUDDER BLUE CHIP              INCOME STRATEGY
                                           GROWTH PORTFOLIO - CLASS B        PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          27,683             --             --             --
Accumulation units purchased and
  transferred from other funding options .           --          1,000          77,027         28,462        145,681             --
Accumulation units redeemed and
  transferred to other funding options ...           --             --          (3,880)          (779)            --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........        1,000          1,000         100,830         27,683        145,681             --
                                           ============   ============    ============   ============   ============   ============

                                                                                SCUDDER GLOBAL                SCUDDER GROWTH &
                                              SCUDDER FIXED INCOME                BLUE CHIP                   INCOME STRATEGY
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....      235,435             --          18,388             --             --             --
Accumulation units purchased and
  transferred from other funding options .      287,241        240,758          23,677         18,439          1,000             --
Accumulation units redeemed and
  transferred to other funding options ...      (25,967)        (5,323)           (552)           (51)            --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      496,709        235,435          41,513         18,388          1,000             --
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                SCUDDER GROWTH
                                                 SCUDDER GROWTH              STRATEGY PORTFOLIO -           SCUDDER HIGH INCOME
                                              PORTFOLIO - CLASS B                  CLASS B                  PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       24,799             --              --             --        120,949             --
Accumulation units purchased and
  transferred from other funding options .       12,085         28,396          27,227             --        108,363        126,412
Accumulation units redeemed and
  transferred to other funding options ...         (858)        (3,597)             --             --        (12,746)        (5,463)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       36,026         24,799          27,227             --        216,566        120,949
                                           ============   ============    ============   ============   ============   ============

                                                SCUDDER INCOME &             SCUDDER INTERNATIONAL                SCUDDER
                                                GROWTH STRATEGY                 SELECT EQUITY                  MONEY MARKET
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....           --             --          41,752             --         21,913             --
Accumulation units purchased and
  transferred from other funding options .        1,000             --          89,800         42,081         43,567         25,123
Accumulation units redeemed and
  transferred to other funding options ...           --             --          (5,718)          (329)        (5,492)        (3,210)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........        1,000             --         125,834         41,752         59,988         21,913
                                           ============   ============    ============   ============   ============   ============

                                                     SCUDDER                        SCUDDER                       SCUDDER
                                                SMALL CAP GROWTH               STRATEGIC INCOME              TECHNOLOGY GROWTH
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       29,435             --         111,620             --          5,343             --
Accumulation units purchased and
  transferred from other funding options .       94,719         29,481          95,872        116,279         53,592          5,343
Accumulation units redeemed and
  transferred to other funding options ...       (5,771)           (46)        (14,276)        (4,659)            (1)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      118,383         29,435         193,216        111,620         58,934          5,343
                                           ============   ============    ============   ============   ============   ============

                                                     SCUDDER                       SVS DAVIS                     SVS DREMAN
                                                  TOTAL RETURN                  VENTURE VALUE               FINANCIAL SERVICES
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       27,525             --          13,368             --         14,243             --
Accumulation units purchased and
  transferred from other funding options .        8,754         27,525         212,451         16,450         75,327         14,243
Accumulation units redeemed and
  transferred to other funding options ...       (5,313)            --          (2,495)        (3,082)        (2,893)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       30,966         27,525         223,324         13,368         86,677         14,243
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                                 SVS EAGLE
                                                   SVS DREMAN                     SVS DREMAN                 FOCUSED LARGE CAP
                                               HIGH RETURN EQUITY              SMALL CAP VALUE              GROWTH PORTFOLIO -
                                               PORTFOLIO - CLASS B           PORTFOLIO - CLASS B                  CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....      122,084             --          27,080             --         52,922             --
Accumulation units purchased and
  transferred from other funding options .      201,420        125,210         120,879         30,328         71,969         53,012
Accumulation units redeemed and
  transferred to other funding options ...      (10,018)        (3,126)         (4,394)        (3,248)        (3,446)           (90)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      313,486        122,084         143,565         27,080        121,445         52,922
                                           ============   ============    ============   ============   ============   ============

                                                                                    SVS II
                                                    SVS FOCUS                SCUDDER GOVERNMENT &                  SVS II
                                                 VALUE & GROWTH                AGENCY SECURITIES             SCUDDER LARGE CAP
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B         VALUE PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       10,857             --          80,105             --         26,338             --
Accumulation units purchased and
  transferred from other funding options .       12,758         10,857          18,677         85,374        122,743         26,363
Accumulation units redeemed and
  transferred to other funding options ...           --             --         (21,625)        (5,269)        (4,129)           (25)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       23,615         10,857          77,157         80,105        144,952         26,338
                                           ============   ============    ============   ============   ============   ============

                                                       SVS                        SVS INVESCO                    SVS JANUS
                                                   INDEX 500                    DYNAMIC GROWTH               GROWTH AND INCOME
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       36,579             --          12,353             --         23,272             --
Accumulation units purchased and
  transferred from other funding options .       51,790         37,168          19,851         12,353         74,080         23,402
Accumulation units redeemed and
  transferred to other funding options ...       (1,006)          (589)         (1,206)            --           (835)          (130)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       87,363         36,579          30,998         12,353         96,517         23,272
                                           ============   ============    ============   ============   ============   ============

                                                    SVS JANUS                       SVS MFS                       SVS OAK
                                              GROWTH OPPORTUNITIES             STRATEGIC VALUE               STRATEGIC EQUITY
                                               PORTFOLIO - CLASS B           PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          13,113             --          3,567             --
Accumulation units purchased and
  transferred from other funding options .       13,964          1,000          88,925         13,113         80,302          3,567
Accumulation units redeemed and
  transferred to other funding options ...          (70)            --            (686)            --         (1,090)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       14,894          1,000         101,352         13,113         82,779          3,567
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                   SVS TURNER                    SMITH BARNEY               PREMIER SELECTIONS
                                                 MID CAP GROWTH               DIVIDEND STRATEGY               ALL CAP GROWTH
                                              PORTFOLIO - CLASS B                 PORTFOLIO                      PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --           1,000             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .       41,539          1,000          34,757          1,000             --          1,000
Accumulation units redeemed and
  transferred to other funding options ...           --             --              (5)            --             --             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       42,539          1,000          35,752          1,000          1,000          1,000
                                           ============   ============    ============   ============   ============   ============

                                                                              MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                               MULTIPLE DISCIPLINE           PORTFOLIO - BALANCED           PORTFOLIO - GLOBAL
                                              PORTFOLIO - ALL CAP               ALL CAP GROWTH                ALL CAP GROWTH
                                                GROWTH AND VALUE                  AND VALUE                      AND VALUE
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....      275,787             --       1,123,991             --          7,252             --
Accumulation units purchased and
  transferred from other funding options .    1,544,777        275,801       2,050,112      1,125,985        885,646          8,278
Accumulation units redeemed and
  transferred to other funding options ...     (182,850)           (14)       (151,336)        (1,994)        (1,522)        (1,026)
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    1,637,714        275,787       3,022,767      1,123,991        891,376          7,252
                                           ============   ============    ============   ============   ============   ============

                                               MULTIPLE DISCIPLINE              ALGER AMERICAN                 ALGER AMERICAN
                                             PORTFOLIO - LARGE CAP           BALANCED PORTFOLIO -            LEVERAGED ALLCAP
                                                GROWTH AND VALUE                CLASS S SHARES          PORTFOLIO - CLASS S SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       10,364             --         121,224             --          3,000             --
Accumulation units purchased and
  transferred from other funding options .       31,285         10,364          93,645        121,999         93,929          3,000
Accumulation units redeemed and
  transferred to other funding options ...         (167)            --          (5,059)          (775)        (2,205)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       41,482         10,364         209,810        121,224         94,724          3,000
                                           ============   ============    ============   ============   ============   ============

                                                                                  DISCIPLINED
                                             CONVERTIBLE SECURITIES             MID CAP STOCK
                                                    PORTFOLIO                     PORTFOLIO               EQUITY INCOME PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       26,574             --           2,000             --         11,187             --
Accumulation units purchased and
  transferred from other funding options .    1,848,689         26,574          74,074          2,000        377,773         11,187
Accumulation units redeemed and
  transferred to other funding options ...      (59,021)            --          (4,173)            --        (11,598)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    1,816,242         26,574          71,901          2,000        377,362         11,187
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                    FEDERATED
                                                   HIGH YIELD                      FEDERATED                     LARGE CAP
                                                    PORTFOLIO                  STOCK PORTFOLIO                   PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        2,648             --           2,000             --          2,000             --
Accumulation units purchased and
  transferred from other funding options .      100,389          2,648         366,606          2,000         25,811          2,000
Accumulation units redeemed and
  transferred to other funding options ...         (975)            --        (357,373)            --           (357)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      102,062          2,648          11,233          2,000         27,454          2,000
                                           ============   ============    ============   ============   ============   ============

                                                                                 MERRILL LYNCH
                                              LAZARD INTERNATIONAL              LARGE CAP CORE                  MFS EMERGING
                                                STOCK PORTFOLIO                   PORTFOLIO                  GROWTH PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          16,756             --         14,181             --
Accumulation units purchased and
  transferred from other funding options .      232,664          1,000         306,111         17,821         19,729         14,181
Accumulation units redeemed and
  transferred to other funding options ...      (10,062)            --         (11,481)        (1,065)        (1,954)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      223,602          1,000         311,386         16,756         31,956         14,181
                                           ============   ============    ============   ============   ============   ============

                                                   MFS MID CAP
                                                GROWTH PORTFOLIO              MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       12,566             --              --             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .       30,969         12,566          94,542             --        229,554          1,000
Accumulation units redeemed and
  transferred to other funding options ...         (393)            --              --             --         (5,025)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       43,142         12,566          94,542             --        225,529          1,000
                                           ============   ============    ============   ============   ============   ============

                                                SOCIAL AWARENESS               TRAVELERS QUALITY              U.S. GOVERNMENT
                                                STOCK PORTFOLIO                 BOND PORTFOLIO             SECURITIES PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....           --             --          36,464             --             --             --
Accumulation units purchased and
  transferred from other funding options .       39,987             --         501,242         36,464        163,985             --
Accumulation units redeemed and
  transferred to other funding options ...           --             --        (202,685)            --             (4)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       39,987             --         335,021         36,464        163,981             --
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   AIM CAPITAL                 MFS TOTAL RETURN              PIONEER STRATEGIC
                                             APPRECIATION PORTFOLIO               PORTFOLIO                  INCOME PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          28,003             --             --             --
Accumulation units purchased and
  transferred from other funding options .      142,838          1,000       1,059,150         28,004        305,342             --
Accumulation units redeemed and
  transferred to other funding options ...       (7,625)            --        (106,645)            (1)        (1,883)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      136,213          1,000         980,508         28,003        303,459             --
                                           ============   ============    ============   ============   ============   ============

                                               SB ADJUSTABLE RATE                SMITH BARNEY                   SMITH BARNEY
                                               INCOME PORTFOLIO -             AGGRESSIVE GROWTH                 HIGH INCOME
                                                 CLASS I SHARES                   PORTFOLIO                      PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          98,240             --          1,000             --
Accumulation units purchased and
  transferred from other funding options .    3,694,342          1,000         314,938         98,240        325,192          1,000
Accumulation units redeemed and
  transferred to other funding options ...     (603,700)            --         (22,468)            --        (19,869)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    3,091,642          1,000         390,710         98,240        306,323          1,000
                                           ============   ============    ============   ============   ============   ============

                                                  SMITH BARNEY                   SMITH BARNEY                   SMITH BARNEY
                                                LARGE CAP VALUE              LARGE CAPITALIZATION              MID CAP CORE
                                                   PORTFOLIO                   GROWTH PORTFOLIO                  PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        2,000             --          14,848             --          1,014             --
Accumulation units purchased and
  transferred from other funding options .       (2,000)         2,000          44,605         14,848        353,310          1,014
Accumulation units redeemed and
  transferred to other funding options ...           --             --            (238)            --        (45,870)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........           --          2,000          59,215         14,848        308,454          1,014
                                           ============   ============    ============   ============   ============   ============

                                                  SMITH BARNEY
                                                  MONEY MARKET                                               TRAVELERS MANAGED
                                                   PORTFOLIO              STRATEGIC EQUITY PORTFOLIO         INCOME PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       36,252             --           2,000             --          1,994             --
Accumulation units purchased and
  transferred from other funding options .    2,184,523        226,276          44,498          2,000        197,312          1,994
Accumulation units redeemed and
  transferred to other funding options ...     (887,291)      (190,024)         (1,943)            --          7,437             --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........    1,333,484         36,252          44,555          2,000        206,743          1,994
                                           ============   ============    ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 24, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                   VAN KAMPEN                COMSTOCK PORTFOLIO -             EMERGING GROWTH
                                              ENTERPRISE PORTFOLIO             CLASS II SHARES          PORTFOLIO - CLASS I SHARES
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        1,000             --          19,791             --          6,528             --
Accumulation units purchased and
  transferred from other funding options .       24,555          1,000         408,719         19,791         19,015          6,528
Accumulation units redeemed and
  transferred to other funding options ...           --             --         (37,126)            --             (1)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........       25,555          1,000         391,384         19,791         25,542          6,528
                                           ============   ============    ============   ============   ============   ============

                                                                                 SMITH BARNEY
                                             ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH           CONTRAFUND(R) PORTFOLIO -
                                                CLASS II SHARES             OPPORTUNITIES PORTFOLIO            SERVICE CLASS
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....        2,000             --           1,000             --          2,003             --
Accumulation units purchased and
  transferred from other funding options .           --          2,000              --          1,000        137,423          2,003
Accumulation units redeemed and
  transferred to other funding options ...           --             --              --             --        (14,488)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........        2,000          2,000           1,000          1,000        124,938          2,003
                                           ============   ============    ============   ============   ============   ============

                                                                                DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                 SERVICE CLASS 2               SERVICE CLASS 2
                                           ---------------------------    ---------------------------   ---------------------------
                                               2004           2003            2004           2003            2004           2003
                                               ----           ----            ----           ----            ----           ----
Accumulation units beginning of year .....       41,266             --           1,000             --          5,892             --
Accumulation units purchased and
  transferred from other funding options .      669,837         41,266          33,634          1,000        388,265          5,892
Accumulation units redeemed and
  transferred to other funding options ...      (85,847)            --             (35)            --         (8,153)            --
                                           ------------   ------------    ------------   ------------   ------------   ------------
Accumulation units end of year ...........      625,256         41,266          34,599          1,000        386,004          5,892
                                           ============   ============    ============   ============   ============   ============

                                                    COMBINED
                                           ---------------------------
                                               2004           2003
                                               ----           ----

Accumulation units beginning of year .....    4,576,075             --
Accumulation units purchased and
  transferred from other funding options .   40,150,607      4,844,046
Accumulation units redeemed and
  transferred to other funding options ...   (4,153,755)      (267,971)
                                           ------------   ------------
Accumulation units end of year ...........   40,572,927      4,576,075
                                           ============   ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Variable Annuity Separate Account 2002:

We have audited the accompanying statement of assets and liabilities of TIC Variable Annuity Separate Account 2002 as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the period March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Variable Annuity Separate Account 2002 as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TIC Variable Annuity Separate Account 2002 or shares of TIC Separate Account 2002's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TIC Variable Annuity Separate Account 2002 product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


TICSEP2002 (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                              SCUDDER ADVOCATE-TL4

                       STATEMENT OF ADDITIONAL INFORMATION

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19948S                                                               May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     Statement of Assets and Liabilities as of December 31, 2004
     Statement of Operations for the year ended December 31, 2004
     Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
     Statement of Investments as of December 31, 2004 Notes to Financial Statements

     The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:
     Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
     Consolidated Balance Sheets as of December 31, 2004 and 2003
     Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002 Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
     Notes to Consolidated Financial Statements
     Financial Statement Schedules

(b)  EXHIBITS

      EXHIBIT
       NUMBER     DESCRIPTION
     ----------   --------------------------------------------------------------

         1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

         2.       Not Applicable.

        3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

        3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        4(a) Form of Variable Annuity Contract and Riders. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, File No. 333-109612, November 20, 2003.)

     4(b)-4(p).   Riders. (Incorporated herein by reference to Exhibits
                  4(b) - 4(p) to Pre-Effective Amendment No. 1 to the
                  Registration Statement filed on Form N-4, File No. 333-109612,
                  November 20, 2003.)

        4(q) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

         5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-4, File No. 333-109612, November 20, 2003.)

        6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

        6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

         7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

         8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

         9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 on Form N-4, File No. 333-109612, to the Registration Statement filed November 20, 2004.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11        Not applicable.

        12.       Not applicable.

        13.       Not applicable.

        15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, File No. 333-100435, filed October 9,
                  2002).

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100435 filed January 21, 2005.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100435 filed January 21, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------         --------------------------------------------------
George C. Kokulis             Director, Chairman, President and
                              Chief Executive Officer

Glenn D. Lammey               Director, Senior Executive Vice President,
                              Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston           Director and Executive Vice President

Edward W. Cassidy             Director and Executive Vice President

Brendan M. Lynch              Executive Vice President

David P. Marks                Executive Vice President and
                              Chief Investment Officer

Winnifred Grimaldi            Senior Vice President

Marla Berman Lewitus          Director, Senior Vice President and
                              General Counsel

William P. Krivoshik          Director, Senior Vice President and
                              Chief Information Officer

David A. Golino               Vice President and Controller

Donald R. Munson, Jr.         Vice President

Mark Remington                Vice President

Tim W. Still                  Vice President

Bennett Kleinberg             Vice President

Dawn Fredette                 Vice President

George E. Eknaian             Vice President and Chief Actuary

Linn K. Richardson            Second Vice President and Actuary

Paul Weissman                 Second Vice President and Actuary

Ernest J.Wright               Vice President and Secretary

Kathleen A. McGah             Assistant Secretary and Deputy General Counsel

Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 0 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless

(1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         ---------------------             -------------------------------------
         Kathleen L. Preston               Board of Manager

         Glenn D. Lammey                   Board of Manager

         William F. Scully III             Board of Manager

         Donald R. Munson, Jr.             Board of Manager, President, Chief
                                           Executive Officer and Chief
                                           Operating Officer

         Tim W. Still                      Vice President

         Anthony Cocolla                   Vice President

         John M. Laverty                   Treasurer and Chief Financial Officer

         Stephen E. Abbey                  Chief Compliance Officer

         Alison K. George                  Director and Chief Advertising
                                           Compliance Officer

         Stephen T. Mullin                 Chief Compliance Officer

         Ernest J. Wright                  Secretary

         Kathleen A. McGah                 Assistant Secretary

         William D. Wilcox                 Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness to this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on the 26th day of April, 2005.

                   TIC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2005.


*GEORGE C. KOKULIS                       Director, President and Chief Executive
------------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                         Director, Chief Financial Officer,
------------------------------------     Chief Accounting Officer (Principal
(Glenn D. Lammey)                        Financial Officer)


*MARLA BERMAN LEWITUS                    Director, Senior Vice President and
------------------------------------     General Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                     Director and Executive Vice President
------------------------------------
(Kathleen L. Preston)


*EDWARD W. CASSIDY                       Director and Executive Vice President
------------------------------------
(Edward W. Cassidy)


*WILLIAM P. KRIVOSHIK                    Director, Senior Vice President and
------------------------------------     Chief Information Officer
(William P. Krivoshik)


*By:  /s/ ERNEST J. WRIGHT, ATTORNEY-IN-FACT
      --------------------------------------

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------------------------------------------------------------
    10.        Consent of KPMG LLP, Independent Registered Public Accounting
               Firm.